REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Seven (the “Account”), as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	MFS® Global Equity Series
American Century VP Growth Fund	MFS® Investors Trust Series
AB VPS Balanced Wealth Strategy Portfolio	MFS® Mid Cap Growth Series
AB VPS International Value Portfolio	MFS® New Discovery Series
AB VPS Small/Mid Cap Value Portfolio	MFS® Total Return Series
AB VPS International Growth Portfolio	MFS® Value Series
Invesco V.I. Core Equity Fund	MFS® Total Return Bond Series
Invesco V.I. Government Securities Fund	MFS® Research Series
Invesco V.I. High Yield Fund	MFS® High Yield Portfolio
Invesco V.I. International Growth Fund	BlackRock Global Allocation V.I. Fund
Invesco V.I. Main Street Mid Cap Fund ®	BlackRock Large Cap Focus Growth V.I. Fund
(Formerly Invesco V.I. Mid Cap Core Equity Fund)	BlackRock Equity Dividend V.I. Fund
Invesco V.I. Small Cap Equity Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Invesco V.I. Balanced Risk Allocation Fund	Morgan Stanley VIF Growth Portfolio
Invesco V.I. Diversified Dividend Fund	Morgan Stanley VIF Discovery Portfolio
Invesco V.I. Government Money Market Fund	Invesco V.I. American Value Fund
American Century VP Mid Cap Value Fund
American Funds Insurance Series® Capital World Bond Fund®	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® Capital World Growth and Income Fund®	Columbia Variable Portfolio - Dividend Opportunity Fund
(Formerly American Funds Insurance Series® Global Growth and Income Fund)	Columbia Variable Portfolio - Income Opportunities Fund
American Funds Insurance Series® Asset Allocation Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
American Funds Insurance Series® Washington Mutual Investors Fund℠	Invesco V.I. Capital Appreciation Fund
(Formerly American Funds Insurance Series ® Blue Chip Income and Growth Fund)	(Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)
American Funds Insurance Series® The Bond Fund of America	Invesco V.I. Global Fund
(Formerly American Funds Insurance Series® Bond Fund)	(Formerly Invesco Oppenheimer V.I. Global Fund)
American Funds Insurance Series® Global Growth Fund	Invesco V.I. Main Street Fund®
American Funds Insurance Series® Growth Fund	(Formerly Invesco Oppenheimer V.I. Main Street Fund)
American Funds Insurance Series® Growth-Income Fund	Invesco V.I. Main Street Small Cap Fund®
American Funds Insurance Series® International Fund	(Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund)
American Funds Insurance Series® New World Fund®	Putnam VT Diversified Income Fund
American Funds Insurance Series® Global Small Capitalization Fund	Putnam VT Global Asset Allocation Fund
Columbia Variable Portfolio - Small Company Growth Fund	Putnam VT Growth Opportunities Fund
Allspring VT Omega Growth Fund	Putnam VT International Value Fund
(Formerly Wells Fargo VT Omega Growth Fund)	Putnam VT International Equity Fund
Fidelity® VIP Growth Portfolio	Putnam VT Small Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Fidelity® VIP Mid Cap Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio
Fidelity® VIP Value Strategies Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio

Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Large Cap Value Fund
Fidelity® VIP Strategic Income Portfolio	(Formerly Putnam VT Equity Income Fund)
Franklin Rising Dividends VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Income VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Large Cap Growth VIP Fund	PSF PGIM Jennison Focused Blend Portfolio
Franklin Global Real Estate VIP Fund	(Formerly Prudential Series Jennison 20/20 Focus Portfolio)
Franklin Small-Mid Cap Growth VIP Fund	PSF PGIM Jennison Growth Portfolio
Franklin Small Cap Value VIP Fund	(Formerly Prudential Series Jennison Portfolio)
Franklin Strategic Income VIP Fund	PSF PGIM Jennison Value Portfolio
Franklin Mutual Shares VIP Fund	(Formerly Prudential Series Value Portfolio)
Templeton Developing Markets VIP Fund	PSF International Growth Portfolio
Templeton Foreign VIP Fund	(Formerly Prudential Series SP International Growth Portfolio)
Templeton Growth VIP Fund	ClearBridge Variable Dividend Strategy Portfolio
Franklin Mutual Global Discovery VIP Fund	Western Asset Variable Global High Yield Bond Portfolio
Franklin DynaTech VIP Fund	Clearbridge Variable Large Cap Value Portfolio
(Formerly Franklin Flex Cap Growth VIP Fund)	Invesco V.I. Growth and Income Fund
Templeton Global Bond VIP Fund	Invesco V.I. Comstock Fund
Hartford Balanced HLS Fund	Invesco V.I. American Franchise Fund
Hartford Total Return Bond HLS Fund	Allspring VT Index Asset Allocation Fund
Hartford Capital Appreciation HLS Fund	(Formerly Wells Fargo VT Index Asset Allocation Fund)
Hartford Dividend and Growth HLS Fund	Allspring VT International Equity Fund
Hartford Healthcare HLS Fund	(Formerly Wells Fargo VT International Equity Fund)
Hartford Disciplined Equity HLS Fund	Allspring VT Small Cap Growth Fund
Hartford MidCap HLS Fund	(Formerly Wells Fargo VT Small Cap Growth Fund)
Hartford International Opportunities HLS Fund	Allspring VT Discovery Fund
Hartford Ultrashort Bond HLS Fund	(Formerly Wells Fargo VT Discovery Fund)
Hartford Small Company HLS Fund	Allspring VT Opportunity Fund
Hartford SmallCap Growth HLS Fund	(Formerly Wells Fargo VT Opportunity Fund)
Hartford Stock HLS Fund	MFS® Core Equity Portfolio
Lord Abbett Series Fund - Fundamental Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Lord Abbett Series Fund - Dividend Growth Portfolio	MFS® Research International Portfolio
Lord Abbett Series Fund - Bond Debenture Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund
Lord Abbett Series Fund - Growth and Income Portfolio	Columbia Variable Portfolio - Overseas Core Fund
MFS® Growth Series	CTIVP® – Loomis Sayles Growth Fund

We have also audited the accompanying statements of assets and liabilities of Invesco V.I. Discovery Mid Cap Growth Fund (Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), AB VPS Growth and Income Portfolio, BlackRock S&P 500 Index V.I. Fund, and BlackRock Managed Volatility V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, and Invesco V.I. Value Opportunities Fund statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Rational Trend Aggregation VA Fund	Non Applicable	Period from January 1, 2021 to July 30, 2021	Period from January 1, 2021 to July 30, 2021 and the year ended December 31, 2020	Period from January 1, 2021 to July 30, 2021 and the four years ended December 31, 2020
Rational Insider Buying VA Fund	Non Applicable	Period from January 1, 2021 to November 30, 2021	Period from January 1, 2021 to November 30, 2021 and the year ended December 31, 2020	Period from January 1, 2021 to November 30, 2021 and the four years ended December 31, 2020
Invesco V.I. Value Opportunities Fund	Non Applicable	Period from January 1, 2021 to April 30, 2021	Period from January 1, 2021 to April 30, 2021 and the year ended December 31, 2020	Period from January 1, 2021 to April 30, 2021 and the four years ended December 31, 2020
Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020	Year ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Two years in the period ended December 31, 2021 and the period from April 30, 2019 to December 31, 2019
BlackRock S&P 500 Index V.I. Fund	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Three years in the period ended December 31, 2021 and the period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Three years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Seven as of December 31, 2021, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut

April 13, 2022

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	2,722,089	3,318,596	1,342,432	386,001	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,180,285	82,132	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	26,547,907	60,612,627	453,867	17,596,614
class S2	—	—	—	—	—	—	816,724	—	—	6,530,637
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,180,285	82,132	2,722,089	3,318,596	1,342,432	386,001	27,364,631	60,612,627	453,867	24,127,251
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	22	1	3,482	144	199	19	4,980	3,585	35	1,442
Other assets	—	1	1	1	—	1	—	—	1	1
Total assets	1,180,307	82,134	2,725,572	3,318,741	1,342,631	386,021	27,369,611	60,616,212	453,903	24,128,694

Liabilities:
Due to Sponsor Company	22	1	3,482	144	199	19	4,980	3,585	35	1,442
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	1	—	3	6	—	—
Total liabilities	22	1	3,482	144	200	19	4,983	3,591	35	1,442

Net assets:
For contract liabilities	$1,180,285	$82,133	$2,722,090	$3,318,597	$1,342,431	$386,002	$27,364,628	$60,612,621	$453,868	$24,127,252

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	2,722,090	3,318,597	1,342,431	386,002	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,180,285	82,133	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	26,547,905	60,612,621	453,868	17,596,615
class S2	—	—	—	—	—	—	816,723	—	—	6,530,637
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,180,285	$82,133	$2,722,090	$3,318,597	$1,342,431	$386,002	$27,364,628	$60,612,621	$453,868	$24,127,252

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	235,068	212,458	57,938	14,528	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	86,215	3,783	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	702,511	5,279,846	86,781	424,936
class S2	—	—	—	—	—	—	21,739	—	—	160,379
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	86,215	3,783	235,068	212,458	57,938	14,528	724,250	5,279,846	86,781	585,315

Cost	$763,977	$59,909	$2,549,892	$2,770,167	$1,004,490	$280,629	$22,353,780	$62,836,205	$466,907	$18,843,514

Deferred contracts in the accumulation period:
Units owned by participants #	41,366	1,830	143,703	400,600	42,300	26,772	1,058,435	43,413,557	165,741	5,420,679
Minimum unit fair value #*	$26.173946	$44.882574	$16.577457	$7.048435	$26.648943	$11.872279	$2.153633	$1.166618	$1.988689	$2.895018
Maximum unit fair value #*	$30.086124	$44.882574	$28.256774	$16.736638	$48.083889	$23.908908	$39.337168	$9.923890	$23.243025	$25.453068
Contract liability	$1,180,285	$82,133	$2,722,090	$3,304,931	$1,340,890	$386,002	$27,055,463	$59,184,965	$451,419	$23,885,067

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,652	49	—	11,053	999,005	1,051	57,918
Minimum unit fair value #*	$—	$—	$—	$7.927882	$31.458069	$—	$2.383621	$1.363314	$2.329674	$3.386852
Maximum unit fair value #*	$—	$—	$—	$8.378931	$31.458069	$—	$32.697128	$1.479771	$2.329674	$17.281278
Contract liability	$—	$—	$—	$13,666	$1,541	$—	$309,165	$1,427,656	$2,449	$242,185

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	15,836,394	32,910,263	129,482,055
class 4	—	—	—	—	—	—	—	1,887,534	5,706,743	8,172,455
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	282,670	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	96,818	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	25,725,951	16,764,829	—	—	45,799,924	—	—	—	—	—
class S2	7,408	2,563,586	863,291	6,731	1,944,416	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	25,733,359	19,328,415	863,291	6,731	47,744,340	96,818	282,670	17,723,928	38,617,006	137,654,510
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7,746	2,579	3,116	—	3,263	2	15	1,377	4,278	111,049
Other assets	—	—	—	—	3	—	—	—	5	2
Total assets	25,741,105	19,330,994	866,407	6,731	47,747,606	96,820	282,685	17,725,305	38,621,289	137,765,561

Liabilities:
Due to Sponsor Company	7,746	2,579	3,116	—	3,263	2	15	1,377	4,278	111,049
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	—	—	1	—	1	—	4	—	—
Total liabilities	7,750	2,579	3,116	1	3,263	3	15	1,381	4,278	111,049

Net assets:
For contract liabilities	$25,733,355	$19,328,415	$863,291	$6,730	$47,744,343	$96,817	$282,670	$17,723,924	$38,617,011	$137,654,512

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	15,836,391	32,910,268	129,482,057
class 4	—	—	—	—	—	—	—	1,887,533	5,706,743	8,172,455
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	282,670	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	96,817	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	25,725,947	16,764,831	—	—	45,799,926	—	—	—	—	—
class S2	7,408	2,563,584	863,291	6,730	1,944,417	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$25,733,355	$19,328,415	$863,291	$6,730	$47,744,343	$96,817	$282,670	$17,723,924	$38,617,011	$137,654,512

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	1,353,538	1,790,548	4,505,291
class 4	—	—	—	—	—	—	—	163,140	316,338	286,150
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	7,826	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	3,865	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,983,497	713,701	—	—	45,799,924	—	—	—	—	—
class S2	590	117,866	81,829	228	1,944,416	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,984,087	831,567	81,829	228	47,744,340	3,865	7,826	1,516,678	2,106,886	4,791,441

Cost	$23,427,610	$15,007,928	$891,089	$4,092	$47,744,340	$68,252	$261,045	$17,670,481	$27,711,619	$95,547,605

Deferred contracts in the accumulation period:
Units owned by participants #	6,817,489	516,944	51,196	275	5,224,842	3,226	19,397	1,392,328	1,690,257	4,617,437
Minimum unit fair value #*	$3.257182	$25.945427	$15.283831	$24.442023	$8.144581	$27.596922	$13.661516	$9.777565	$13.887740	$13.954198
Maximum unit fair value #*	$32.396677	$45.584897	$18.761536	$24.442023	$10.095488	$30.610848	$14.134566	$15.056885	$33.612020	$40.282290
Contract liability	$25,517,366	$19,097,340	$863,291	$6,730	$47,176,079	$96,817	$268,615	$17,559,705	$37,992,791	$135,904,126

Contracts in payout (annuitization) period:
Units owned by participants #	54,989	5,667	—	—	61,639	—	1,006	11,968	25,316	54,473
Minimum unit fair value #*	$3.845010	$28.979858	$—	$—	$8.951693	$—	$13.975092	$13.127032	$14.548699	$14.457265
Maximum unit fair value #*	$4.131121	$41.905183	$—	$—	$9.387848	$—	$13.975092	$15.056885	$26.399396	$40.282290
Contract liability	$215,989	$231,075	$—	$—	$568,264	$—	$14,055	$164,219	$624,220	$1,750,386

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund	Allspring VT Omega Growth Fund
	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$5,270,128	$679,542
class 2	71,235,726	93,668,314	51,562,169	495,128,342	319,466,838	56,140,935	23,543,388	29,454,794	—	11,539
class 4	3,745,131	16,840,296	3,325,649	40,395,983	21,766,729	18,186,635	3,254,159	4,857,846	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	74,980,857	110,508,610	54,887,818	535,524,325	341,233,567	74,327,570	26,797,547	34,312,640	5,270,128	691,081
Due from Sponsor Company	—	139,340	—	—	—	—	—	—	—	—
Receivable for fund shares sold	18,004	—	192,180	172,329	217,677	22,626	6,103	21,710	1,458	33
Other assets	—	1	—	3	3	1	1	3	—	—
Total assets	74,998,861	110,647,951	55,079,998	535,696,657	341,451,247	74,350,197	26,803,651	34,334,353	5,271,586	691,114

Liabilities:
Due to Sponsor Company	18,004	—	192,180	172,329	217,677	22,626	6,103	21,710	1,458	33
Payable for fund shares purchased	—	139,340	—	—	—	—	—	—	—	—
Other liabilities	2	—	4	—	—	—	—	—	1	1
Total liabilities	18,006	139,340	192,184	172,329	217,677	22,626	6,103	21,710	1,459	34

Net assets:
For contract liabilities	$74,980,855	$110,508,611	$54,887,814	$535,524,328	$341,233,570	$74,327,571	$26,797,548	$34,312,643	$5,270,127	$691,080

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$5,270,127	$679,541
class 2	71,235,723	93,668,316	51,562,166	495,128,340	319,466,838	56,140,935	23,543,390	29,454,794	—	11,539
class 4	3,745,132	16,840,295	3,325,648	40,395,988	21,766,732	18,186,636	3,254,158	4,857,849	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$74,980,855	$110,508,611	$54,887,814	$535,524,328	$341,233,570	$74,327,571	$26,797,548	$34,312,643	$5,270,127	$691,080

Shares:
class 1	—	—	—	—	—	—	—	—	216,077	15,550
class 2	3,995,273	8,469,107	1,147,356	3,920,877	4,808,351	2,484,112	747,884	894,195	—	277
class 4	211,470	1,529,545	74,616	326,327	331,962	815,179	104,166	147,386	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	4,206,743	9,998,652	1,221,972	4,247,204	5,140,313	3,299,291	852,050	1,041,581	216,077	15,827

Cost	$51,372,013	$110,260,554	$32,884,229	$309,545,174	$220,057,545	$62,799,452	$18,254,537	$22,962,932	$3,881,225	$464,439

Deferred contracts in the accumulation period:
Units owned by participants #	23,250,230	6,833,380	1,275,461	10,339,462	8,736,487	4,064,643	778,730	1,013,879	762,415	150,459
Minimum unit fair value #*	$2.630303	$10.485118	$17.591385	$22.834648	$16.632634	$11.301948	$13.773039	$15.613310	$4.285554	$3.374024
Maximum unit fair value #*	$38.182010	$20.858050	$61.317860	$80.106112	$54.816442	$27.748726	$55.015001	$51.946052	$60.846440	$62.319509
Contract liability	$73,709,215	$108,872,936	$54,491,375	$529,051,859	$336,796,790	$73,701,788	$26,555,214	$34,058,362	$5,159,299	$689,544

Contracts in payout (annuitization) period:
Units owned by participants #	389,400	91,555	7,725	110,876	103,324	28,562	6,541	6,160	22,075	408
Minimum unit fair value #*	$3.075803	$10.984033	$41.255637	$23.920755	$17.424073	$11.839914	$14.686453	$16.356381	$5.020557	$3.765221
Maximum unit fair value #*	$15.504223	$20.858050	$61.317860	$80.106112	$54.816442	$27.740086	$50.572813	$51.946052	$5.020557	$3.765221
Contract liability	$1,271,640	$1,635,675	$396,439	$6,472,469	$4,436,780	$625,783	$242,334	$254,281	$110,828	$1,536

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	146,615,920	202,249,091	26,960,299	456,929
class 4	—	—	—	—	—	—	833,320	22,518,802	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,785,604	14,754,650	9,892,608	755,940	238,623	72,242	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,785,604	14,754,650	9,892,608	755,940	238,623	72,242	147,449,240	224,767,893	26,960,299	456,929
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	79	8,837	1,273	38	11	1	177,275	64,677	1,523	20
Other assets	—	—	1	—	1	—	—	—	—	—
Total assets	1,785,683	14,763,487	9,893,882	755,978	238,635	72,243	147,626,515	224,832,570	26,961,822	456,949

Liabilities:
Due to Sponsor Company	79	8,837	1,273	38	11	1	177,275	64,677	1,523	20
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	2	—	—	3	5	—	—
Total liabilities	79	8,837	1,273	40	11	1	177,278	64,682	1,523	20

Net assets:
For contract liabilities	$1,785,604	$14,754,650	$9,892,609	$755,938	$238,624	$72,242	$147,449,237	$224,767,888	$26,960,299	$456,929

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	146,615,917	202,249,088	26,960,299	456,929
class 4	—	—	—	—	—	—	833,320	22,518,800	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,785,604	14,754,650	9,892,609	755,938	238,624	72,242	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,785,604	$14,754,650	$9,892,609	$755,938	$238,624	$72,242	$147,449,237	$224,767,888	$26,960,299	$456,929

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	4,139,354	12,067,368	932,237	26,155
class 4	—	—	—	—	—	—	23,480	1,306,953	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	17,960	280,987	251,145	45,566	12,659	6,222	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	17,960	280,987	251,145	45,566	12,659	6,222	4,162,834	13,374,321	932,237	26,155

Cost	$1,241,938	$8,692,166	$7,726,066	$550,594	$156,536	$71,893	$95,812,840	$201,573,585	$19,670,976	$395,511

Deferred contracts in the accumulation period:
Units owned by participants #	36,702	378,566	330,590	23,401	5,728	3,889	3,017,448	8,380,916	635,048	14,173
Minimum unit fair value #*	$41.061642	$32.041176	$25.219499	$25.647102	$36.590205	$18.382858	$37.022962	$16.331592	$36.965862	$27.191815
Maximum unit fair value #*	$71.593373	$60.531420	$44.679269	$50.225344	$41.442478	$18.730886	$56.733550	$32.641271	$50.468846	$32.738880
Contract liability	$1,785,604	$14,727,672	$9,814,383	$755,938	$222,124	$72,242	$145,011,387	$220,927,498	$26,749,802	$445,643

Contracts in payout (annuitization) period:
Units owned by participants #	—	754	2,691	—	421	—	47,681	132,691	4,653	365
Minimum unit fair value #*	$—	$35.791814	$28.171857	$—	$39.211218	$—	$48.399727	$18.369753	$43.546298	$30.947831
Maximum unit fair value #*	$—	$35.791814	$29.775145	$—	$39.211218	$—	$52.152757	$30.005897	$46.673334	$30.947831
Contract liability	$—	$26,978	$78,226	$—	$16,500	$—	$2,437,850	$3,840,390	$210,497	$11,286

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$52,937,819	$—	$10,634,291	$—	$—	$—	$—	$—
class 2	47,591,319	7,613,994	311,338	111,554,370	—	40,702,413	55,742,548	32,627,975	12,998,351	154,863
class 4	2,212,463	2,786,410	12,181,688	14,567,404	1,177,800	2,795,577	5,734,497	3,711,448	1,064,060	7,483,877
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	49,803,782	10,400,404	65,430,845	126,121,774	11,812,091	43,497,990	61,477,045	36,339,423	14,062,411	7,638,740
Due from Sponsor Company	—	—	1,710	—	—	—	585	—	—	—
Receivable for fund shares sold	2,603	2,574	—	24,980	730	2,857	—	17,906	734	1,449
Other assets	—	—	1	2	1	—	—	2	—	—
Total assets	49,806,385	10,402,978	65,432,556	126,146,756	11,812,822	43,500,847	61,477,630	36,357,331	14,063,145	7,640,189

Liabilities:
Due to Sponsor Company	2,603	2,574	—	24,980	730	2,857	—	17,906	734	1,449
Payable for fund shares purchased	—	—	1,710	—	—	—	585	—	—	—
Other liabilities	—	5	—	—	—	2	1	—	2	—
Total liabilities	2,603	2,579	1,710	24,980	730	2,859	586	17,906	736	1,449

Net assets:
For contract liabilities	$49,803,782	$10,400,399	$65,430,846	$126,121,776	$11,812,092	$43,497,988	$61,477,044	$36,339,425	$14,062,409	$7,638,740

Contract Liabilities:
class 1	$—	$—	$52,937,819	$—	$10,634,291	$—	$—	$—	$—	$—
class 2	47,591,318	7,613,991	311,338	111,554,371	—	40,702,412	55,742,547	32,627,976	12,998,348	154,863
class 4	2,212,464	2,786,408	12,181,689	14,567,405	1,177,801	2,795,576	5,734,497	3,711,449	1,064,061	7,483,877
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$49,803,782	$10,400,399	$65,430,846	$126,121,776	$11,812,092	$43,497,988	$61,477,044	$36,339,425	$14,062,409	$7,638,740

Shares:
class 1	—	—	4,980,039	—	988,317	—	—	—	—	—
class 2	2,125,561	434,093	30,434	5,810,124	—	2,995,026	4,809,539	1,663,843	1,096,907	11,795
class 4	93,669	153,606	1,155,758	751,284	109,767	201,556	486,386	184,466	94,667	556,008
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	2,219,230	587,699	6,166,231	6,561,408	1,098,084	3,196,582	5,295,925	1,848,309	1,191,574	567,803

Cost	$42,399,963	$9,411,790	$70,637,950	$112,014,596	$10,496,768	$43,192,139	$62,615,428	$34,670,186	$10,476,829	$9,303,227

Deferred contracts in the accumulation period:
Units owned by participants #	1,334,678	404,235	3,128,678	4,651,223	470,406	3,136,194	3,270,254	1,109,045	335,853	628,318
Minimum unit fair value #*	$24.124318	$21.797623	$12.541782	$15.560742	$9.884675	$8.966468	$12.035648	$16.156920	$36.910581	$9.408082
Maximum unit fair value #*	$60.757449	$45.706594	$28.490442	$36.988150	$36.533166	$17.434831	$23.847671	$43.259380	$58.993072	$13.430135
Contract liability	$49,086,908	$10,324,994	$64,548,214	$124,013,933	$11,740,549	$43,035,709	$60,430,359	$36,009,670	$13,991,602	$7,565,098

Contracts in payout (annuitization) period:
Units owned by participants #	17,167	2,769	37,068	67,651	2,255	30,310	49,946	8,476	1,575	6,123
Minimum unit fair value #*	$28.686232	$24.611412	$14.274996	$17.503138	$27.316590	$10.016336	$14.209921	$36.904753	$42.885971	$11.874675
Maximum unit fair value #*	$52.707771	$29.464721	$26.182344	$33.991028	$33.572722	$16.021870	$21.921829	$43.259380	$45.107749	$12.550433
Contract liability	$716,874	$75,405	$882,632	$2,107,843	$71,543	$462,279	$1,046,685	$329,755	$70,807	$73,642

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,034,735	65,564,552	69,644,225	52,495,235	—	29,805,236	3,520,372	930,080	34,801,750	1,382,621
class IB	7,810,668	15,896,862	19,053,594	14,488,421	64,855	2,597,860	2,334,217	1,616,021	3,048,843	2,063,117
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	11,845,403	81,461,414	88,697,819	66,983,656	64,855	32,403,096	5,854,589	2,546,101	37,850,593	3,445,738
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,053	28,096	19,216	17,937	3	14,418	611	124	2,139	183
Other assets	—	—	—	—	—	4	—	—	3	1
Total assets	11,847,456	81,489,510	88,717,035	67,001,593	64,858	32,417,518	5,855,200	2,546,225	37,852,735	3,445,922

Liabilities:
Due to Sponsor Company	2,053	28,096	19,216	17,937	3	14,418	611	124	2,139	183
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	2	5	—	—	—	2	—	—	—
Total liabilities	2,057	28,098	19,221	17,937	3	14,418	613	124	2,139	183

Net assets:
For contract liabilities	$11,845,399	$81,461,412	$88,697,814	$66,983,656	$64,855	$32,403,100	$5,854,587	$2,546,101	$37,850,596	$3,445,739

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,034,735	65,564,550	69,644,224	52,495,236	—	29,805,240	3,520,370	930,080	34,801,749	1,382,622
class IB	7,810,664	15,896,862	19,053,590	14,488,420	64,855	2,597,860	2,334,217	1,616,021	3,048,847	2,063,117
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$11,845,399	$81,461,412	$88,697,814	$66,983,656	$64,855	$32,403,100	$5,854,587	$2,546,101	$37,850,596	$3,445,739

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	113,751	5,807,312	1,283,528	1,903,380	—	1,429,508	168,438	23,073	3,480,176	56,273
class IB	215,883	1,416,833	358,825	529,161	3,021	126,663	110,053	42,139	305,189	97,088
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	329,634	7,224,145	1,642,353	2,432,541	3,021	1,556,171	278,491	65,212	3,785,365	153,361

Cost	$8,828,556	$81,858,024	$72,190,987	$50,671,477	$57,726	$23,933,816	$3,951,450	$2,234,280	$38,128,815	$3,055,189

Deferred contracts in the accumulation period:
Units owned by participants #	2,417,416	11,595,926	5,581,685	4,004,063	6,715	1,041,931	711,433	188,023	31,115,534	374,892
Minimum unit fair value #*	$2.134246	$1.490928	$3.481971	$3.481782	$9.657410	$3.396359	$2.127759	$5.200205	$0.759507	$4.192888
Maximum unit fair value #*	$32.510747	$16.886433	$50.142778	$51.546759	$9.657410	$64.686424	$27.706532	$50.993191	$10.156993	$60.705049
Contract liability	$11,690,008	$80,747,818	$88,229,979	$66,652,166	$64,855	$32,205,155	$5,809,818	$2,538,099	$37,180,483	$3,429,770

Contracts in payout (annuitization) period:
Units owned by participants #	54,425	158,557	34,705	38,989	—	5,231	10,945	521	575,425	3,222
Minimum unit fair value #*	$2.500380	$1.746623	$4.116242	$4.115848	$—	$5.317906	$2.515439	$15.348192	$0.889649	$4.956617
Maximum unit fair value #*	$24.583355	$15.608269	$31.009481	$36.250318	$—	$44.336740	$16.906882	$15.348192	$9.234366	$4.956617
Contract liability	$155,391	$713,594	$467,835	$331,490	$—	$197,945	$44,769	$8,002	$670,113	$15,969

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,436,675	614,597	—	—	—	—	—	—	—	—
class IB	111,995	6,715,763	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	25,493,979	4,335,558	42,204,691	20,052,761
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	2,327,761	—	319,651	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	564,224	2,644,631	7,445,352	1,429,401	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,548,670	7,330,360	564,224	2,644,631	7,445,352	1,429,401	27,821,740	4,335,558	42,524,342	20,052,761
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	69	1,156	10	109	317	98	7,441	240	2,597	2,802
Other assets	—	1	1	—	2	1	1	4	3	—
Total assets	1,548,739	7,331,517	564,235	2,644,740	7,445,671	1,429,500	27,829,182	4,335,802	42,526,942	20,055,563

Liabilities:
Due to Sponsor Company	69	1,156	10	109	317	98	7,441	240	2,597	2,802
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	2	—	—	—	—	—	1
Total liabilities	69	1,156	10	111	317	98	7,441	240	2,597	2,803

Net assets:
For contract liabilities	$1,548,670	$7,330,361	$564,225	$2,644,629	$7,445,354	$1,429,402	$27,821,741	$4,335,562	$42,524,345	$20,052,760

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,436,675	614,599	—	—	—	—	—	—	—	—
class IB	111,995	6,715,762	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	25,493,982	4,335,562	42,204,693	20,052,760
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	2,327,759	—	319,652	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	564,225	2,644,629	7,445,354	1,429,402	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,548,670	$7,330,361	$564,225	$2,644,629	$7,445,354	$1,429,402	$27,821,741	$4,335,562	$42,524,345	$20,052,760

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	39,253	5,395	—	—	—	—	—	—	—	—
class IB	3,221	58,993	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	321,244	161,173	943,754	1,710,986
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	31,145	—	7,270	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	28,057	130,470	605,313	35,699	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	42,474	64,388	28,057	130,470	605,313	35,699	352,389	161,173	951,024	1,710,986

Cost	$1,238,289	$4,278,002	$462,343	$2,019,430	$7,115,930	$1,033,538	$18,085,418	$3,165,494	$24,062,406	$16,429,818

Deferred contracts in the accumulation period:
Units owned by participants #	55,509	1,836,559	17,044	76,319	369,212	60,643	708,674	113,305	1,295,800	881,697
Minimum unit fair value #*	$5.076534	$2.568461	$26.897366	$31.586497	$17.476119	$21.464070	$26.280377	$31.545096	$27.497505	$19.880380
Maximum unit fair value #*	$59.417652	$47.762086	$34.073020	$40.709420	$22.655546	$31.301026	$74.464675	$50.361007	$42.390914	$66.860680
Contract liability	$1,548,670	$7,191,872	$564,225	$2,644,629	$7,386,998	$1,429,402	$27,446,508	$4,312,783	$41,621,357	$19,854,866

Contracts in payout (annuitization) period:
Units owned by participants #	—	43,230	—	—	2,947	—	7,953	565	24,630	8,101
Minimum unit fair value #*	$—	$3.009246	$—	$—	$19.520301	$—	$30.552657	$37.341386	$31.863711	$22.909879
Maximum unit fair value #*	$—	$3.787648	$—	$—	$20.630379	$—	$49.805080	$46.294809	$38.955969	$24.510583
Contract liability	$—	$138,489	$—	$—	$58,356	$—	$375,233	$22,779	$902,988	$197,894

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	545,196
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	21,208,966	55,659	3,458,804	—
class INIT	29,151,603	109,093,124	33,864,929	47,955,096	4,385,941	20,862,930	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	24,810	5,335,077	13,804,800	8,016,290	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	29,176,413	114,428,201	47,669,729	55,971,386	4,385,941	20,862,930	21,208,966	55,659	3,458,804	545,196
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,521	132,230	13,786	4,153	223	4,594	422	1	68	31
Other assets	4	—	2	—	—	5	1	—	—	—
Total assets	29,178,938	114,560,431	47,683,517	55,975,539	4,386,164	20,867,529	21,209,389	55,660	3,458,872	545,227

Liabilities:
Due to Sponsor Company	2,521	132,230	13,786	4,153	223	4,594	422	1	68	31
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	3	1	—	—	—	—	—
Total liabilities	2,521	132,230	13,786	4,156	224	4,594	422	1	68	31

Net assets:
For contract liabilities	$29,176,417	$114,428,201	$47,669,731	$55,971,383	$4,385,940	$20,862,935	$21,208,967	$55,659	$3,458,804	$545,196

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	545,196
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	21,208,967	55,659	3,458,804	—
class INIT	29,151,607	109,093,124	33,864,931	47,955,094	4,385,940	20,862,935	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	24,810	5,335,077	13,804,800	8,016,289	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$29,176,417	$114,428,201	$47,669,731	$55,971,383	$4,385,940	$20,862,935	$21,208,967	$55,659	$3,458,804	$545,196

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	24,986
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	1,609,178	3,871	108,494	—
class INIT	1,251,142	3,927,038	1,369,940	3,518,349	113,655	3,732,188	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	1,250	196,287	571,391	599,573	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,252,392	4,123,325	1,941,331	4,117,922	113,655	3,732,188	1,609,178	3,871	108,494	24,986

Cost	$24,133,645	$90,664,767	$33,126,013	$54,447,619	$3,176,988	$21,804,742	$21,869,101	$56,642	$2,581,896	$349,056

Deferred contracts in the accumulation period:
Units owned by participants #	585,626	3,995,406	1,204,520	3,600,103	107,986	1,569,281	2,048,138	2,980	193,071	11,110
Minimum unit fair value #*	$33.116301	$18.486207	$24.397560	$12.514074	$36.292822	$12.054708	$10.050212	$18.638011	$17.414069	$42.668311
Maximum unit fair value #*	$69.590870	$36.919885	$54.245010	$17.769497	$47.916199	$14.230920	$10.528032	$18.945652	$18.206649	$50.107177
Contract liability	$28,851,241	$112,812,792	$47,269,291	$55,472,062	$4,385,940	$20,532,222	$21,208,967	$55,659	$3,458,804	$545,196

Contracts in payout (annuitization) period:
Units owned by participants #	5,465	50,882	9,550	31,222	—	24,464	—	—	—	—
Minimum unit fair value #*	$39.202444	$21.823469	$27.252156	$14.211651	$—	$13.237821	$—	$—	$—	$—
Maximum unit fair value #*	$69.058500	$33.928708	$49.865196	$16.336946	$—	$13.638031	$—	$—	$—	$—
Contract liability	$325,176	$1,615,409	$400,440	$499,321	$—	$330,713	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$6,667,417	$4,717,097	$7,620,823	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	4,355	305,094	1,608,993	—	—	—	—	—	—
class III	494,923	—	—	—	—	349,142	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	14,098,252	—	—	—	—	2,710,128
class S2	—	—	—	—	1,256,345	—	—	—	—	604,129
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	494,923	4,355	305,094	1,608,993	15,354,597	349,142	6,667,417	4,717,097	7,620,823	3,314,257
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	445	—	20	72	823	7	869	831	1,799	176
Other assets	—	—	2	—	—	—	—	—	—	—
Total assets	495,368	4,355	305,116	1,609,065	15,355,420	349,149	6,668,286	4,717,928	7,622,622	3,314,433

Liabilities:
Due to Sponsor Company	445	—	20	72	823	7	869	831	1,799	176
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	3	1	1	—	—	1
Total liabilities	445	1	20	72	826	8	870	831	1,799	177

Net assets:
For contract liabilities	$494,923	$4,354	$305,096	$1,608,993	$15,354,594	$349,141	$6,667,416	$4,717,097	$7,620,823	$3,314,256

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$6,667,416	$4,717,097	$7,620,823	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	4,354	305,096	1,608,993	—	—	—	—	—	—
class III	494,923	—	—	—	—	349,141	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	14,098,251	—	—	—	—	2,710,127
class S2	—	—	—	—	1,256,343	—	—	—	—	604,129
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$494,923	$4,354	$305,096	$1,608,993	$15,354,594	$349,141	$6,667,416	$4,717,097	$7,620,823	$3,314,256

Shares:
class 1	—	—	—	—	—	—	176,574	643,533	145,408	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	412	6,301	100,311	—	—	—	—	—	—
class III	40,768	—	—	—	—	35,627	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	700,360	—	—	—	—	23,643
class S2	—	—	—	—	63,165	—	—	—	—	5,822
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	40,768	412	6,301	100,311	763,525	35,627	176,574	643,533	145,408	29,465

Cost	$433,424	$4,314	$231,900	$1,563,214	$14,364,198	$316,225	$3,153,820	$5,247,365	$2,743,874	$2,444,106

Deferred contracts in the accumulation period:
Units owned by participants #	17,230	353	5,508	27,193	1,247,838	7,826	312,347	353,342	252,931	198,053
Minimum unit fair value #*	$26.402973	$12.327855	$53.071400	$52.991570	$11.548300	$41.049079	$19.570108	$12.178560	$27.853352	$16.418293
Maximum unit fair value #*	$29.287454	$12.327855	$59.783461	$96.996974	$36.924305	$45.533466	$21.889222	$13.413425	$30.543392	$16.920135
Contract liability	$494,923	$4,354	$302,910	$1,587,943	$15,187,946	$349,141	$6,534,296	$4,570,688	$7,435,484	$3,311,905

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	38	370	13,946	—	6,082	10,915	6,068	139
Minimum unit fair value #*	$—	$—	$58.029808	$56.783494	$11.650292	$—	$21.889222	$13.413425	$30.543392	$16.920135
Maximum unit fair value #*	$—	$—	$58.029808	$60.011416	$26.765010	$—	$21.889222	$13.413425	$30.543392	$16.920135
Contract liability	$—	$—	$2,186	$21,050	$166,648	$—	$133,120	$146,409	$185,339	$2,351

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund
	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	7,967,458	540,733	1,163,095	50,437	274,284	215,974
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	344,833	4,542,303	455,004	3,222,151	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	344,833	4,542,303	455,004	3,222,151	7,967,458	540,733	1,163,095	50,437	274,284	215,974
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	15	241	18	173	343	27	22	2	14	11
Other assets	—	—	1	1	3	2	—	—	—	—
Total assets	344,848	4,542,544	455,023	3,222,325	7,967,804	540,762	1,163,117	50,439	274,298	215,985

Liabilities:
Due to Sponsor Company	15	241	18	173	343	27	22	2	14	11
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	1	—	—
Total liabilities	15	242	18	173	343	27	22	3	14	11

Net assets:
For contract liabilities	$344,833	$4,542,302	$455,005	$3,222,152	$7,967,461	$540,735	$1,163,095	$50,436	$274,284	$215,974

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	7,967,461	540,735	1,163,095	50,436	274,284	215,974
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	344,833	4,542,302	455,005	3,222,152	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$344,833	$4,542,302	$455,005	$3,222,152	$7,967,461	$540,735	$1,163,095	$50,436	$274,284	$215,974

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	1,508,988	26,585	72,603	4,436	16,078	15,538
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	4,333	80,853	12,897	104,513	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	4,333	80,853	12,897	104,513	1,508,988	26,585	72,603	4,436	16,078	15,538

Cost	$233,807	$2,764,678	$348,333	$2,109,320	$9,295,564	$427,495	$706,181	$47,717	$184,731	$201,273

Deferred contracts in the accumulation period:
Units owned by participants #	8,790	151,756	13,798	90,409	587,869	24,600	36,640	3,938	20,601	7,877
Minimum unit fair value #*	$31.079087	$25.674617	$28.515200	$30.752124	$11.736362	$20.984918	$30.407924	$10.863075	$11.879962	$24.250864
Maximum unit fair value #*	$36.688195	$43.017052	$44.643235	$50.547009	$17.729529	$30.620036	$31.795575	$12.134821	$19.802435	$39.996752
Contract liability	$309,412	$4,517,146	$455,005	$3,204,916	$7,906,955	$540,735	$1,163,095	$46,022	$265,327	$215,974

Contracts in payout (annuitization) period:
Units owned by participants #	1,020	877	—	478	4,515	—	—	406	723	—
Minimum unit fair value #*	$34.714151	$28.677803	$—	$34.348617	$13.109928	$—	$—	$10.863075	$12.383532	$—
Maximum unit fair value #*	$34.714151	$28.677803	$—	$36.301612	$13.855818	$—	$—	$10.863075	$12.383532	$—
Contract liability	$35,421	$25,156	$—	$17,236	$60,506	$—	$—	$4,414	$8,957	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF International Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	12,773	310,535	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	7,378	—	—	—	—	—	—
class II	—	—	—	—	—	—	9,367	442,419	23,222	13,622
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	20,296,105	4,358,180	3,119,447	—	—	—	—	—	—	—
Total investments	20,296,105	4,358,180	3,119,447	7,378	12,773	310,535	9,367	442,419	23,222	13,622
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,267	243	339	—	992	6	—	36	1	1
Other assets	—	—	1	—	—	1	—	—	1	—
Total assets	20,297,372	4,358,423	3,119,787	7,378	13,765	310,542	9,367	442,455	23,224	13,623

Liabilities:
Due to Sponsor Company	1,267	243	339	—	992	6	—	36	1	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	—	—	—	—	—	—	1	—	—
Total liabilities	1,271	243	339	—	992	6	—	37	1	1

Net assets:
For contract liabilities	$20,296,101	$4,358,180	$3,119,448	$7,378	$12,773	$310,536	$9,367	$442,418	$23,223	$13,622

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	12,773	310,536	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	7,378	—	—	—	—	—	—
class II	—	—	—	—	—	—	9,367	442,418	23,223	13,622
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	20,296,101	4,358,180	3,119,448	—	—	—	—	—	—	—
Total contract liabilities	$20,296,101	$4,358,180	$3,119,448	$7,378	$12,773	$310,536	$9,367	$442,418	$23,223	$13,622

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	1,095	32,551	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	239	—	—	—	—	—	—
class II	—	—	—	—	—	—	171	3,158	502	1,034
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	1,789,780	95,032	233,842	—	—	—	—	—	—	—
Total shares	1,789,780	95,032	233,842	239	1,095	32,551	171	3,158	502	1,034

Cost	$19,873,316	$2,312,038	$2,590,258	$5,012	$11,992	$290,522	$2,011	$188,430	$9,694	$5,585

Deferred contracts in the accumulation period:
Units owned by participants #	1,291,055	78,675	77,068	155	762	14,386	277	88,529	8,273	5,901
Minimum unit fair value #*	$12.786257	$46.805906	$34.501497	$47.459098	$16.768669	$19.860467	$4.657736	$4.262256	$2.549906	$2.308488
Maximum unit fair value #*	$23.034632	$82.560625	$62.565154	$47.459098	$16.768669	$22.029739	$46.511930	$36.201379	$2.933980	$2.308488
Contract liability	$19,844,694	$4,265,869	$3,066,093	$7,378	$12,773	$310,536	$9,367	$442,418	$23,223	$13,622

Contracts in payout (annuitization) period:
Units owned by participants #	28,568	1,711	1,342	—	—	—	—	—	—	—
Minimum unit fair value #*	$15.800926	$53.945644	$39.764349	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$15.800926	$53.945644	$39.764349	$—	$—	$—	$—	$—	$—	$—
Contract liability	$451,407	$92,311	$53,355	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account (21)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$590,319	$1,007,558	$—
class 2	—	—	—	—	—	—	33,336	13,882	8,061	14,625
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	35,301	34,431	807,539	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	20,596,115	—	—	—	—
class S2	—	—	—	1,010,089	205,098	458,333	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	35,301	34,431	807,539	1,010,089	205,098	21,054,448	33,336	604,201	1,015,619	14,625
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	1	31	120	12	1,506	2	27	52	1
Other assets	1	—	—	1	—	—	1	—	—	1
Total assets	35,303	34,432	807,570	1,010,210	205,110	21,055,954	33,339	604,228	1,015,671	14,627

Liabilities:
Due to Sponsor Company	1	1	31	120	12	1,506	2	27	52	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	1	—
Total liabilities	1	1	31	120	12	1,507	2	27	53	1

Net assets:
For contract liabilities	$35,302	$34,431	$807,539	$1,010,090	$205,098	$21,054,447	$33,337	$604,201	$1,015,618	$14,626

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$590,319	$1,007,557	$—
class 2	—	—	—	—	—	—	33,337	13,882	8,061	14,626
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	35,302	34,431	807,539	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	20,596,113	—	—	—	—
class S2	—	—	—	1,010,090	205,098	458,334	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$35,302	$34,431	$807,539	$1,010,090	$205,098	$21,054,447	$33,337	$604,201	$1,015,618	$14,626

Shares:
class 1	—	—	—	—	—	—	—	301,183	68,263	—
class 2	—	—	—	—	—	—	1,455	6,838	574	342
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	1,378	4,789	35,512	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	232,384	—	—	—	—
class S2	—	—	—	42,692	9,743	5,519	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,378	4,789	35,512	42,692	9,743	237,903	1,455	308,021	68,837	342

Cost	$23,731	$38,749	$697,058	$775,290	$156,178	$14,971,826	$23,032	$865,530	$743,875	$9,089

Deferred contracts in the accumulation period:
Units owned by participants #	1,210	11,802	210,873	34,612	5,520	554,812	4,354	316,225	23,350	233
Minimum unit fair value #*	$29.184980	$2.917263	$3.808118	$23.744111	$34.944879	$33.558561	$3.529654	$1.249721	$5.763472	$62.769637
Maximum unit fair value #*	$29.184980	$2.917263	$3.808118	$41.050500	$41.386148	$42.212923	$34.076479	$17.860219	$49.176306	$62.769637
Contract liability	$35,302	$34,431	$803,029	$983,834	$205,098	$20,845,707	$33,337	$599,809	$1,012,938	$14,626

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	1,184	889	—	5,324	—	2,171	56	—
Minimum unit fair value #*	$—	$—	$3.808118	$27.836439	$—	$38.307453	$—	$1.381585	$46.707209	$—
Maximum unit fair value #*	$—	$—	$3.808118	$38.652340	$—	$39.996619	$—	$2.394598	$48.616487	$—
Contract liability	$—	$—	$4,510	$26,256	$—	$208,740	$—	$4,392	$2,680	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2021

	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$4,192,781	$—	$—	$—	$8,933,489	$—	$7,159,784
class 2	47,852	—	—	—	—	4,319,521	—
class 4	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	5,578,858	8,453,425	6,876,466	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total investments	4,240,633	5,578,858	8,453,425	6,876,466	8,933,489	4,319,521	7,159,784
Due from Sponsor Company	—	—	—	—	—	1	—
Receivable for fund shares sold	1,021	275	1,945	1,247	1,445	—	1,076
Other assets	—	2	—	1	1	1	—
Total assets	4,241,654	5,579,135	8,455,370	6,877,714	8,934,935	4,319,523	7,160,860

Liabilities:
Due to Sponsor Company	1,021	275	1,945	1,247	1,445	—	1,076
Payable for fund shares purchased	—	—	—	—	—	1	—
Other liabilities	—	—	1	—	—	—	1
Total liabilities	1,021	275	1,946	1,247	1,445	1	1,077

Net assets:
For contract liabilities	$4,240,633	$5,578,860	$8,453,424	$6,876,467	$8,933,490	$4,319,522	$7,159,783

Contract Liabilities:
class 1	$4,192,782	$—	$—	$—	$8,933,490	$—	$7,159,783
class 2	47,851	—	—	—	—	4,319,522	—
class 4	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	5,578,860	8,453,424	6,876,467	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total contract liabilities	$4,240,633	$5,578,860	$8,453,424	$6,876,467	$8,933,490	$4,319,522	$7,159,783

Shares:
class 1	119,931	—	—	—	235,402	—	121,889
class 2	1,362	—	—	—	—	288,353	—
class 4	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—
class INIT	—	172,560	306,617	359,460	—	—	—
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—
Total shares	121,293	172,560	306,617	359,460	235,402	288,353	121,889

Cost	$2,666,342	$4,297,674	$6,178,634	$5,653,163	$3,350,890	$3,712,610	$2,916,110

Deferred contracts in the accumulation period:
Units owned by participants #	113,895	229,945	307,465	447,927	317,290	302,182	268,867
Minimum unit fair value #*	$32.865727	$22.688172	$25.229227	$14.083391	$26.438529	$13.397246	$24.612163
Maximum unit fair value #*	$41.258239	$24.908695	$28.574085	$16.117376	$28.173478	$14.276811	$26.151648
Contract liability	$4,204,130	$5,550,408	$8,260,479	$6,761,173	$8,743,258	$4,192,820	$6,863,351

Contracts in payout (annuitization) period:
Units owned by participants #	959	1,149	6,974	7,438	6,752	8,875	11,335
Minimum unit fair value #*	$36.633913	$24.313001	$27.036015	$15.196967	$28.173478	$14.276811	$26.151648
Maximum unit fair value #*	$38.180502	$24.822675	$27.794428	$15.569423	$28.173478	$14.276811	$26.151648
Contract liability	$36,503	$28,452	$192,945	$115,294	$190,232	$126,702	$296,432

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Mid Cap Core Equity Fund. Change effective April 30, 2021.
(2) Formerly American Funds Insurance Series® Global Growth and Income Fund. Change effective May 01, 2021.
(3) Formerly American Funds Insurance Series® Blue Chip Income and Growth Fund. Change effective May 01, 2021.
(4) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(5) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(6) Formerly Franklin Flex Cap Growth VIP Fund. Change effective May 01, 2021.
(7) Merged assets from Invesco V.I. Value Opportunities Fund. Change effective April 30, 2021.
(8) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(9) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(10) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(11) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(12) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(13) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(14) Formerly Prudential Series Jennison 20/20 Focus Portfolio. Change effective April 26, 2021.
(15) Formerly Prudential Series Jennison Portfolio. Change effective April 26, 2021.
(16) Formerly Prudential Series Value Portfolio. Change effective April 26, 2021.
(17) Formerly Prudential Series SP International Growth Portfolio. Change effective April 26, 2021.
(18) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(19) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(20) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(21) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(22) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2021

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$18,966	$—	$6,977	$57,257	$8,450	$—	$109,793	$166,973	$1,532,001	$21,539

Expenses:
Administrative charges	—	—	—	—	—	—	(5,899)	(42,893)	(92,002)	(529)
Mortality and expense risk charges	(8,338)	(550)	(42,377)	(57,005)	(21,526)	(7,329)	(73,476)	(434,988)	(1,075,758)	(7,318)
Total expenses	(8,338)	(550)	(42,377)	(57,005)	(21,526)	(7,329)	(79,375)	(477,881)	(1,167,760)	(7,847)
Net investment income (loss)	10,628	(550)	(35,400)	252	(13,076)	(7,329)	30,418	(310,908)	364,241	13,692

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	146,628	14,553	9,204	161,973	70,707	31,131	482,555	730,651	(39,241)	(553)
Net realized gain distributions	—	14,731	60,649	—	—	39,070	370,081	577,492	—	—
Change in unrealized appreciation (depreciation) during the period	108,088	(6,987)	263,751	166,992	331,203	(37,599)	2,299,667	4,948,023	(2,969,722)	(4,918)
Net gain (loss) on investments	254,716	22,297	333,604	328,965	401,910	32,602	3,152,303	6,256,166	(3,008,963)	(5,471)
Net increase (decrease) in net assets resulting from operations	$265,344	$21,747	$298,204	$329,217	$388,834	$25,273	$3,182,721	$5,945,258	$(2,644,722)	$8,221

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Investment income:
Dividends	$300,605	$112,874	$28,273	$27,502	$127	$3,451	$953	$752	$306,715	$595,806

Expenses:
Administrative charges	(26,385)	(34,548)	(51)	—	—	—	—	—	—	—
Mortality and expense risk charges	(386,582)	(447,855)	(364,736)	(13,516)	(108)	(841,500)	(634)	(2,207)	(331,943)	(686,049)
Total expenses	(412,967)	(482,403)	(364,787)	(13,516)	(108)	(841,500)	(634)	(2,207)	(331,943)	(686,049)
Net investment income (loss)	(112,362)	(369,529)	(336,514)	13,986	19	(838,049)	319	(1,455)	(25,228)	(90,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,410,818	85,954	1,346,997	(3,272)	196	—	2,417	1,504	187,561	1,758,317
Net realized gain distributions	1,670,792	—	1,039,783	29,590	25	—	—	—	470,588	873,586
Change in unrealized appreciation (depreciation) during the period	(1,896,886)	5,125,887	1,307,934	28,217	714	—	15,716	25,932	(1,922,599)	2,166,991
Net gain (loss) on investments	1,184,724	5,211,841	3,694,714	54,535	935	—	18,133	27,436	(1,264,450)	4,798,894
Net increase (decrease) in net assets resulting from operations	$1,072,362	$4,842,312	$3,358,200	$68,521	$954	$(838,049)	$18,452	$25,981	$(1,289,678)	$4,708,651

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,056,222	$1,005,262	$1,535,015	$179,555	$1,067,144	$3,659,462	$1,871,398	$231,183	$—	$—

Expenses:
Administrative charges	(202,984)	(92,381)	(151,328)	(80,799)	(755,267)	(487,695)	(95,960)	(36,958)	(48,625)	—
Mortality and expense risk charges	(2,309,879)	(1,203,816)	(1,775,197)	(898,475)	(8,762,186)	(5,537,124)	(1,301,735)	(494,042)	(626,374)	(132,092)
Total expenses	(2,512,863)	(1,296,197)	(1,926,525)	(979,274)	(9,517,453)	(6,024,819)	(1,397,695)	(531,000)	(674,999)	(132,092)
Net investment income (loss)	(456,641)	(290,935)	(391,510)	(799,719)	(8,450,309)	(2,365,357)	473,703	(299,817)	(674,999)	(132,092)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,561,786	2,798,712	566,818	3,623,002	42,187,127	18,601,732	3,781,124	1,923,281	2,707,507	542,971
Net realized gain distributions	4,588,216	—	4,647,551	2,669,395	67,581,588	3,312,560	—	954,982	854,378	993,491
Change in unrealized appreciation (depreciation) during the period	6,083,929	13,297,668	(7,193,707)	1,824,011	(5,642,389)	46,818,177	(6,522,032)	(1,619,303)	(977,815)	(1,628,356)
Net gain (loss) on investments	17,233,931	16,096,380	(1,979,338)	8,116,408	104,126,326	68,732,469	(2,740,908)	1,258,960	2,584,070	(91,894)
Net increase (decrease) in net assets resulting from operations	$16,777,290	$15,805,445	$(2,370,848)	$7,316,689	$95,676,017	$66,367,112	$(2,267,205)	$959,143	$1,909,071	$(223,986)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$3,973	$33,993	$8,857	$283	$1,643	$1,230,863	$10,509,036	$—

Expenses:
Administrative charges	(1,171)	—	—	—	—	—	—	(196,303)	(306,940)	(40,786)
Mortality and expense risk charges	(11,322)	(31,066)	(229,910)	(158,693)	(13,410)	(4,994)	(352)	(2,295,413)	(3,645,749)	(476,270)
Total expenses	(12,493)	(31,066)	(229,910)	(158,693)	(13,410)	(4,994)	(352)	(2,491,716)	(3,952,689)	(517,056)
Net investment income (loss)	(12,493)	(31,066)	(225,937)	(124,700)	(4,553)	(4,711)	1,291	(1,260,853)	6,556,347	(517,056)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	72,279	191,909	1,082,121	875,761	39,192	28,905	103	7,473,400	2,714,423	2,038,982
Net realized gain distributions	70,146	398,816	1,767,064	1,545,388	59,087	26,781	1,039	4,637,059	—	3,372,342
Change in unrealized appreciation (depreciation) during the period	(42,695)	(185,135)	583,024	(191,439)	91,005	4,118	(553)	20,333,347	21,772,114	(1,496,868)
Net gain (loss) on investments	99,730	405,590	3,432,209	2,229,710	189,284	59,804	589	32,443,806	24,486,537	3,914,456
Net increase (decrease) in net assets resulting from operations	$87,237	$374,524	$3,206,272	$2,105,010	$184,731	$55,093	$1,880	$31,182,953	$31,042,884	$3,397,400

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Investment income:
Dividends	$4,152	$—	$106,387	$2,305,676	$3,665,967	$140,247	$827,250	$717,988	$968,597	$—

Expenses:
Administrative charges	(686)	(77,128)	—	(85,820)	(180,078)	(16,917)	(68,909)	(92,731)	(43,656)	(21,311)
Mortality and expense risk charges	(6,466)	(907,254)	(186,318)	(1,106,393)	(2,076,679)	(237,032)	(738,949)	(1,065,420)	(645,225)	(251,168)
Total expenses	(7,152)	(984,382)	(186,318)	(1,192,213)	(2,256,757)	(253,949)	(807,858)	(1,158,151)	(688,881)	(272,479)
Net investment income (loss)	(3,000)	(984,382)	(79,931)	1,113,463	1,409,210	(113,702)	19,392	(440,163)	279,716	(272,479)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,892	2,224,925	289,955	(925,556)	2,242,580	551,903	440,338	(95,629)	145,351	897,395
Net realized gain distributions	10,683	6,250,937	287,735	—	—	267,810	—	—	—	924,190
Change in unrealized appreciation (depreciation) during the period	86,331	(3,303,710)	1,546,859	138,968	16,851,133	(1,597,622)	796,017	2,666,786	5,401,937	289,913
Net gain (loss) on investments	103,906	5,172,152	2,124,549	(786,588)	19,093,713	(777,909)	1,236,355	2,571,157	5,547,288	2,111,498
Net increase (decrease) in net assets resulting from operations	$100,906	$4,187,770	$2,044,618	$326,875	$20,502,923	$(891,611)	$1,255,747	$2,130,994	$5,827,004	$1,839,019

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$94,165	$2,023,427	$363,192	$773,566	$—	$169,439	$54,368	$—	$274,629

Expenses:
Administrative charges	—	(9,784)	(22,166)	(24,754)	(16,737)	(136)	(1,080)	(1,995)	(1,302)	(50,514)
Mortality and expense risk charges	(123,722)	(208,933)	(1,340,179)	(1,422,334)	(1,032,295)	(1,136)	(498,165)	(95,234)	(44,430)	(663,515)
Total expenses	(123,722)	(218,717)	(1,362,345)	(1,447,088)	(1,049,032)	(1,272)	(499,245)	(97,229)	(45,732)	(714,029)
Net investment income (loss)	(123,722)	(124,552)	661,082	(1,083,896)	(275,466)	(1,272)	(329,806)	(42,861)	(45,732)	(439,400)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(228,017)	361,192	321,245	3,157,878	2,763,908	4,527	1,752,087	324,274	69,800	(13,503)
Net realized gain distributions	—	605,670	2,104,342	7,731,327	3,127,005	10,657	1,314,138	—	424,951	—
Change in unrealized appreciation (depreciation) during the period	(185,086)	959,122	(5,277,957)	1,044,484	11,338,568	(6,345)	4,042,830	81,538	(254,240)	(341,333)
Net gain (loss) on investments	(413,103)	1,925,984	(2,852,370)	11,933,689	17,229,481	8,839	7,109,055	405,812	240,511	(354,836)
Net increase (decrease) in net assets resulting from operations	$(536,825)	$1,801,432	$(2,191,288)	$10,849,793	$16,954,015	$7,567	$6,779,249	$362,951	$194,779	$(794,236)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$64,797	$11,369	$—	$4,446	$17,870	$225,547	$13,924	$—

Expenses:
Administrative charges	(3,236)	(171)	(8,706)	(1,592)	(1,744)	—	—	—	—	(35,372)
Mortality and expense risk charges	(66,276)	(26,678)	(119,763)	(16,724)	(35,682)	(3,982)	(37,988)	(118,680)	(22,593)	(461,914)
Total expenses	(69,512)	(26,849)	(128,469)	(18,316)	(37,426)	(3,982)	(37,988)	(118,680)	(22,593)	(497,286)
Net investment income (loss)	(69,512)	(26,849)	(63,672)	(6,947)	(37,426)	464	(20,118)	106,867	(8,669)	(497,286)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	130,796	89,304	358,958	44,308	(1,213,556)	27,520	88,541	98,037	73,493	2,738,448
Net realized gain distributions	462,180	134,196	239,775	92,371	712,462	22,965	250,725	119,326	142,794	3,724,998
Change in unrealized appreciation (depreciation) during the period	(542,812)	(150,280)	810,383	142,494	475,799	88,672	223,284	(192,297)	106,602	(685,462)
Net gain (loss) on investments	50,164	73,220	1,409,116	279,173	(25,295)	139,157	562,550	25,066	322,889	5,777,984
Net increase (decrease) in net assets resulting from operations	$(19,348)	$46,371	$1,345,444	$272,226	$(62,721)	$139,621	$542,432	$131,933	$314,220	$5,280,698

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$29,761	$257,035	$—	$—	$2,077,121	$600,916	$1,541,846	$23,514	$1,037,112	$147,590

Expenses:
Administrative charges	(7,017)	(65,617)	(29,631)	(51,420)	(177,402)	(45,937)	(82,237)	(7,082)	—	—
Mortality and expense risk charges	(76,746)	(702,870)	(354,936)	(538,710)	(1,909,525)	(765,354)	(851,186)	(71,909)	(384,568)	(157,127)
Total expenses	(83,763)	(768,487)	(384,567)	(590,130)	(2,086,927)	(811,291)	(933,423)	(78,991)	(384,568)	(157,127)
Net investment income (loss)	(54,002)	(511,452)	(384,567)	(590,130)	(9,806)	(210,375)	608,423	(55,477)	652,544	(9,537)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	284,122	4,006,802	1,012,618	2,591,848	4,518,930	2,983,351	383,888	207,113	(127,115)	(114,544)
Net realized gain distributions	288,587	1,294,122	3,938,668	4,953,440	5,564,037	1,048,534	4,234	246,331	—	—
Change in unrealized appreciation (depreciation) during the period	100,521	4,473,811	(2,313,812)	(6,745,800)	3,364,872	6,134,638	(2,411,487)	449,504	(182,810)	90,349
Net gain (loss) on investments	673,230	9,774,735	2,637,474	799,488	13,447,839	10,166,523	(2,023,365)	902,948	(309,925)	(24,195)
Net increase (decrease) in net assets resulting from operations	$619,228	$9,263,283	$2,252,907	$209,358	$13,438,033	$9,956,148	$(1,414,942)	$847,471	$342,619	$(33,732)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account

Investment income:
Dividends	$449	$34,016	$—	$6,345	$115	$—	$—	$63,067	$—	$—

Expenses:
Administrative charges	—	—	(778)	—	—	—	—	—	—	—
Mortality and expense risk charges	(351)	(24,903)	(9,974)	(3,373)	(74)	(8,089)	(33,534)	(197,518)	(2,440)	(139,483)
Total expenses	(351)	(24,903)	(10,752)	(3,373)	(74)	(8,089)	(33,534)	(197,518)	(2,440)	(139,483)
Net investment income (loss)	98	9,113	(10,752)	2,972	41	(8,089)	(33,534)	(134,451)	(2,440)	(139,483)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	114	234,311	24,960	23,894	46	19,646	232,429	59,793	24,168	660,393
Net realized gain distributions	9,220	243,397	78,377	60,739	287	95,300	758,650	—	67,576	—
Change in unrealized appreciation (depreciation) during the period	(6,466)	358,260	(17,026)	1,808	(472)	(110,443)	(1,186,075)	920,835	(22,159)	863,995
Net gain (loss) on investments	2,868	835,968	86,311	86,441	(139)	4,503	(194,996)	980,628	69,585	1,524,388
Net increase (decrease) in net assets resulting from operations	$2,966	$845,081	$75,559	$89,413	$(98)	$(3,586)	$(228,530)	$846,177	$67,145	$1,384,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$438,903	$—	$—	$—	$—	$2,189	$5,808	$55,174	$3,583	$—

Expenses:
Administrative charges	(2,863)	(3,673)	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(98,647)	(164,635)	(62,657)	(5,137)	(72,567)	(6,369)	(53,561)	(136,007)	(9,481)	(8,287)
Total expenses	(101,510)	(168,308)	(62,657)	(5,137)	(72,567)	(6,369)	(53,561)	(136,007)	(9,481)	(8,287)
Net investment income (loss)	337,393	(168,308)	(62,657)	(5,137)	(72,567)	(4,180)	(47,753)	(80,833)	(5,898)	(8,287)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(57,684)	1,015,816	243,519	11,587	198,282	11,067	342,871	(167,458)	2,805	195,458
Net realized gain distributions	—	—	348,729	18,541	234,912	24,884	203,086	—	13,225	125,641
Change in unrealized appreciation (depreciation) during the period	(168,822)	202,489	(41,052)	36,759	202,214	65,908	127,828	(505,688)	47,825	(61,393)
Net gain (loss) on investments	(226,506)	1,218,305	551,196	66,887	635,408	101,859	673,785	(673,146)	63,855	259,706
Net increase (decrease) in net assets resulting from operations	$110,887	$1,049,997	$488,539	$61,750	$562,841	$97,679	$626,032	$(753,979)	$57,957	$251,419

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Focused Blend Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account (17)

Investment income:
Dividends	$268	$3,290	$1,584	$423,310	$31,275	$27,679	$192	$1,594	$205	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(13)
Mortality and expense risk charges	(484)	(5,354)	(3,847)	(344,493)	(65,652)	(48,596)	(91)	(94)	(2,159)	(127)
Total expenses	(484)	(5,354)	(3,847)	(344,493)	(65,652)	(48,596)	(91)	(94)	(2,159)	(140)
Net investment income (loss)	(216)	(2,064)	(2,263)	78,817	(34,377)	(20,917)	101	1,500	(1,954)	(140)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	987	9,165	3,534	156,499	441,025	76,564	8,058	150	2,371	137
Net realized gain distributions	169	10,145	—	308,458	186,387	152,470	597	—	30,946	—
Change in unrealized appreciation (depreciation) during the period	1,517	1,637	58,069	(1,203,908)	420,525	522,615	(3,974)	359	22,138	1,198
Net gain (loss) on investments	2,673	20,947	61,603	(738,951)	1,047,937	751,649	4,681	509	55,455	1,335
Net increase (decrease) in net assets resulting from operations	$2,457	$18,883	$59,340	$(660,134)	$1,013,560	$730,732	$4,782	$2,009	$53,501	$1,195

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)

Investment income:
Dividends	$—	$—	$—	$489	$1,546	$7,920	$13,702	$3,206	$—	$186

Expenses:
Administrative charges	(641)	—	—	—	(52)	(1,156)	(339)	(224)	—	—
Mortality and expense risk charges	(7,499)	(346)	(190)	(444)	(432)	(9,633)	(15,812)	(4,023)	(421,839)	(574)
Total expenses	(8,140)	(346)	(190)	(444)	(484)	(10,789)	(16,151)	(4,247)	(421,839)	(574)
Net investment income (loss)	(8,140)	(346)	(190)	45	1,062	(2,869)	(2,449)	(1,041)	(421,839)	(388)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,652	371	503	388	(89)	10,001	74,245	3,553	1,609,043	599
Net realized gain distributions	—	—	—	2,479	—	65,853	—	—	2,536,902	2,961
Change in unrealized appreciation (depreciation) during the period	43,007	4,695	1,031	4,167	(1,004)	92,228	187,749	48,540	(1,642,298)	980
Net gain (loss) on investments	60,659	5,066	1,534	7,034	(1,093)	168,082	261,994	52,093	2,503,647	4,540
Net increase (decrease) in net assets resulting from operations	$52,519	$4,720	$1,344	$7,079	$(31)	$165,213	$259,545	$51,052	$2,081,808	$4,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2021

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$9,005	$—	$—	$10,318	$23,687	$20,120	$58,474	$—	$50,032	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(11,247)	(21,138)	(214)	(72,615)	(94,839)	(149,471)	(128,203)	(179,815)	(100,488)	(151,466)
Total expenses	(11,247)	(21,138)	(214)	(72,615)	(94,839)	(149,471)	(128,203)	(179,815)	(100,488)	(151,466)
Net investment income (loss)	(2,242)	(21,138)	(214)	(62,297)	(71,152)	(129,351)	(69,729)	(179,815)	(50,456)	(151,466)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(78,558)	102,090	490	660,308	229,176	434,634	276,017	909,624	127,434	708,581
Net realized gain distributions	—	118,672	1,176	208,952	405,828	1,071,554	340,458	—	95,105	—
Change in unrealized appreciation (depreciation) during the period	121,218	(130,514)	(2,429)	162,249	516,516	345,785	116,127	1,275,288	166,827	512,493
Net gain (loss) on investments	42,660	90,248	(763)	1,031,509	1,151,520	1,851,973	732,602	2,184,912	389,366	1,221,074
Net increase (decrease) in net assets resulting from operations	$40,418	$69,110	$(977)	$969,212	$1,080,368	$1,722,622	$662,873	$2,005,097	$338,910	$1,069,608

The accompanying notes are an integral part of these financial statements.

(1) Merged into Invesco V.I. American Value Fund. Change effective April 30, 2021.
(2) Formerly Invesco V.I. Mid Cap Core Equity Fund. Change effective April 30, 2021.
(3) Formerly American Funds Insurance Series® Global Growth and Income Fund. Change effective May 01, 2021.
(4) Formerly American Funds Insurance Series® Blue Chip Income and Growth Fund. Change effective May 01, 2021.
(5) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(6) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(7) Formerly Franklin Flex Cap Growth VIP Fund. Change effective May 01, 2021.
(8) Liquidated as of July 30, 2021.
(9) Liquidated as of November 30, 2021.
(10) Merged assets from Invesco V.I. Value Opportunities Fund. Change effective April 30, 2021.
(11) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(12) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(13) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(14) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(15) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(16) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(17) Formerly Prudential Series Jennison 20/20 Focus Portfolio. Change effective April 26, 2021.
(18) Formerly Prudential Series Jennison Portfolio. Change effective April 26, 2021.
(19) Formerly Prudential Series Value Portfolio. Change effective April 26, 2021.
(20) Formerly Prudential Series SP International Growth Portfolio. Change effective April 26, 2021.
(21) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(22) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(23) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(24) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(25) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2021

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$10,628	$(550)	$(35,400)	$252	$(13,076)	$(7,329)	$30,418	$(310,908)	$364,241	$13,692
Net realized gain (loss) on security transactions	146,628	14,553	9,204	161,973	70,707	31,131	482,555	730,651	(39,241)	(553)
Net realized gain distributions	—	14,731	60,649	—	—	39,070	370,081	577,492	—	—
Change in unrealized appreciation (depreciation) during the period	108,088	(6,987)	263,751	166,992	331,203	(37,599)	2,299,667	4,948,023	(2,969,722)	(4,918)
Net increase (decrease) in net assets resulting from operations	265,344	21,747	298,204	329,217	388,834	25,273	3,182,721	5,945,258	(2,644,722)	8,221

Unit transactions:
Purchases	—	—	—	10,905	575	—	20,500	31,738	270,921	—
Net transfers	(156,043)	15,747	7,991	(280,707)	(132,132)	(239)	984,521	(504,085)	6,145,499	132,994
Net interfund transfers due to corporate actions	—	—	—	—	—	—	(15,028,029)	—	—	—
Surrenders for benefit payments and fees	(178,757)	(35,240)	(218,369)	(477,284)	(164,883)	(74,726)	(402,438)	(2,501,139)	(7,725,142)	(9,335)
Other transactions	—	—	2	88	(1)	(2)	2,032	472	4,834	—
Death benefits	(42,975)	—	—	(118,639)	(524)	(1,247)	(215,712)	(522,569)	(2,764,916)	(11,964)
Net annuity transactions	—	—	—	10	1,446	—	(171,215)	(70,669)	521,797	702
Net increase (decrease) in net assets resulting from unit transactions	(377,775)	(19,493)	(210,376)	(865,627)	(295,519)	(76,214)	(14,810,341)	(3,566,252)	(3,547,007)	112,397
Net increase (decrease) in net assets	(112,431)	2,254	87,828	(536,410)	93,315	(50,941)	(11,627,620)	2,379,006	(6,191,729)	120,618

Net assets:
Beginning of period	1,292,716	79,879	2,634,262	3,855,007	1,249,116	436,943	11,627,620	24,985,622	66,804,350	333,250
End of period	$1,180,285	$82,133	$2,722,090	$3,318,597	$1,342,431	$386,002	$—	$27,364,628	$60,612,621	$453,868

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Operations:
Net investment income (loss)	$(112,362)	$(369,529)	$(336,514)	$13,986	$19	$(838,049)	$319	$(1,455)	$(25,228)	$(90,243)
Net realized gain (loss) on security transactions	1,410,818	85,954	1,346,997	(3,272)	196	—	2,417	1,504	187,561	1,758,317
Net realized gain distributions	1,670,792	—	1,039,783	29,590	25	—	—	—	470,588	873,586
Change in unrealized appreciation (depreciation) during the period	(1,896,886)	5,125,887	1,307,934	28,217	714	—	15,716	25,932	(1,922,599)	2,166,991
Net increase (decrease) in net assets resulting from operations	1,072,362	4,842,312	3,358,200	68,521	954	(838,049)	18,452	25,981	(1,289,678)	4,708,651

Unit transactions:
Purchases	46,140	252,307	41,801	—	—	380,091	69	—	19,444	107,077
Net transfers	712,520	(283,441)	(1,360,812)	(14,141)	—	13,216,598	(5,369)	168,624	1,651,950	(591,238)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,506,721)	(2,323,190)	(2,161,489)	(93,420)	(518)	(12,690,411)	(3,372)	(5,795)	(2,113,649)	(3,396,698)
Other transactions	363	2,295	(2,009)	—	(1)	12,941	—	(1)	(380)	72
Death benefits	(536,321)	(913,611)	(380,703)	(33,169)	—	(5,020,632)	—	—	(541,462)	(1,201,862)
Net annuity transactions	105,084	6,370	100,583	—	—	(135,728)	—	(4,237)	3,462	(2,607)
Net increase (decrease) in net assets resulting from unit transactions	(3,178,935)	(3,259,270)	(3,762,629)	(140,730)	(519)	(4,237,141)	(8,672)	158,591	(980,635)	(5,085,256)
Net increase (decrease) in net assets	(2,106,573)	1,583,042	(404,429)	(72,209)	435	(5,075,190)	9,780	184,572	(2,270,313)	(376,605)

Net assets:
Beginning of period	26,233,825	24,150,313	19,732,844	935,500	6,295	52,819,533	87,037	98,098	19,994,237	38,993,616
End of period	$24,127,252	$25,733,355	$19,328,415	$863,291	$6,730	$47,744,343	$96,817	$282,670	$17,723,924	$38,617,011

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(456,641)	$(290,935)	$(391,510)	$(799,719)	$(8,450,309)	$(2,365,357)	$473,703	$(299,817)	$(674,999)	$(132,092)
Net realized gain (loss) on security transactions	6,561,786	2,798,712	566,818	3,623,002	42,187,127	18,601,732	3,781,124	1,923,281	2,707,507	542,971
Net realized gain distributions	4,588,216	—	4,647,551	2,669,395	67,581,588	3,312,560	—	954,982	854,378	993,491
Change in unrealized appreciation (depreciation) during the period	6,083,929	13,297,668	(7,193,707)	1,824,011	(5,642,389)	46,818,177	(6,522,032)	(1,619,303)	(977,815)	(1,628,356)
Net increase (decrease) in net assets resulting from operations	16,777,290	15,805,445	(2,370,848)	7,316,689	95,676,017	66,367,112	(2,267,205)	959,143	1,909,071	(223,986)

Unit transactions:
Purchases	1,127,392	257,568	327,133	410,564	3,105,097	2,078,168	508,202	47,262	286,550	17,067
Net transfers	2,328,688	2,053,790	9,110,745	(112,515)	(16,577,114)	(7,651,133)	(1,398,763)	(150,117)	(583,308)	(433,406)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,962,891)	(6,240,792)	(11,781,958)	(4,061,795)	(50,954,242)	(32,645,470)	(7,985,464)	(2,964,050)	(3,527,744)	(401,251)
Other transactions	(154)	3,652	4,102	2,014	12,380	9,564	3,004	(446)	2,087	(9)
Death benefits	(4,682,199)	(1,552,696)	(2,601,760)	(1,357,478)	(12,378,773)	(8,017,284)	(2,878,168)	(712,568)	(1,061,245)	(135,692)
Net annuity transactions	(149,381)	158,270	(346,105)	(16,485)	(42,861)	(905,150)	27,193	49,969	(13,162)	9,112
Net increase (decrease) in net assets resulting from unit transactions	(13,338,545)	(5,320,208)	(5,287,843)	(5,135,695)	(76,835,513)	(47,131,305)	(11,723,996)	(3,729,950)	(4,896,822)	(944,179)
Net increase (decrease) in net assets	3,438,745	10,485,237	(7,658,691)	2,180,994	18,840,504	19,235,807	(13,991,201)	(2,770,807)	(2,987,751)	(1,168,165)

Net assets:
Beginning of period	134,215,767	64,495,618	118,167,302	52,706,820	516,683,824	321,997,763	88,318,772	29,568,355	37,300,394	6,438,292
End of period	$137,654,512	$74,980,855	$110,508,611	$54,887,814	$535,524,328	$341,233,570	$74,327,571	$26,797,548	$34,312,643	$5,270,127

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(12,493)	$(31,066)	$(225,937)	$(124,700)	$(4,553)	$(4,711)	$1,291	$(1,260,853)	$6,556,347	$(517,056)
Net realized gain (loss) on security transactions	72,279	191,909	1,082,121	875,761	39,192	28,905	103	7,473,400	2,714,423	2,038,982
Net realized gain distributions	70,146	398,816	1,767,064	1,545,388	59,087	26,781	1,039	4,637,059	—	3,372,342
Change in unrealized appreciation (depreciation) during the period	(42,695)	(185,135)	583,024	(191,439)	91,005	4,118	(553)	20,333,347	21,772,114	(1,496,868)
Net increase (decrease) in net assets resulting from operations	87,237	374,524	3,206,272	2,105,010	184,731	55,093	1,880	31,182,953	31,042,884	3,397,400

Unit transactions:
Purchases	—	—	79,715	28,197	—	—	—	464,571	1,331,707	107,208
Net transfers	(64,186)	(323,579)	(191,196)	(1,052,602)	39,244	(33,645)	27,644	(1,901,174)	(390,128)	(965,958)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(113,964)	(157,957)	(1,270,784)	(912,494)	(67,996)	(66,418)	(2,711)	(14,251,305)	(22,696,021)	(2,607,803)
Other transactions	(3)	9	3	232	—	1	—	994	18,288	921
Death benefits	(23,411)	(5,368)	(412,815)	(192,756)	—	—	—	(3,885,313)	(7,962,124)	(738,036)
Net annuity transactions	(225)	—	(19,196)	(20,132)	—	(1,989)	—	80,292	(267,748)	(55,842)
Net increase (decrease) in net assets resulting from unit transactions	(201,789)	(486,895)	(1,814,273)	(2,149,555)	(28,752)	(102,051)	24,933	(19,491,935)	(29,966,026)	(4,259,510)
Net increase (decrease) in net assets	(114,552)	(112,371)	1,391,999	(44,545)	155,979	(46,958)	26,813	11,691,018	1,076,858	(862,110)

Net assets:
Beginning of period	805,632	1,897,975	13,362,651	9,937,154	599,959	285,582	45,429	135,758,219	223,691,030	27,822,409
End of period	$691,080	$1,785,604	$14,754,650	$9,892,609	$755,938	$238,624	$72,242	$147,449,237	$224,767,888	$26,960,299

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(3,000)	$(984,382)	$(79,931)	$1,113,463	$1,409,210	$(113,702)	$19,392	$(440,163)	$279,716	$(272,479)
Net realized gain (loss) on security transactions	6,892	2,224,925	289,955	(925,556)	2,242,580	551,903	440,338	(95,629)	145,351	897,395
Net realized gain distributions	10,683	6,250,937	287,735	—	—	267,810	—	—	—	924,190
Change in unrealized appreciation (depreciation) during the period	86,331	(3,303,710)	1,546,859	138,968	16,851,133	(1,597,622)	796,017	2,666,786	5,401,937	289,913
Net increase (decrease) in net assets resulting from operations	100,906	4,187,770	2,044,618	326,875	20,502,923	(891,611)	1,255,747	2,130,994	5,827,004	1,839,019

Unit transactions:
Purchases	—	202,806	48,408	233,521	615,516	87,314	172,299	262,007	267,903	124,943
Net transfers	(3,572)	(1,428,393)	771,642	4,478,887	(3,900,955)	559,046	(656,483)	325,754	(1,085,649)	(635,732)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(38,883)	(5,327,703)	(1,464,860)	(7,145,573)	(11,448,051)	(1,520,017)	(4,534,653)	(6,136,812)	(3,976,562)	(1,257,518)
Other transactions	1	871	(149)	2,494	900	2	2,522	1,132	785	13
Death benefits	(790)	(1,541,269)	(153,385)	(2,113,598)	(4,140,855)	(223,347)	(1,069,772)	(2,262,010)	(762,082)	(754,761)
Net annuity transactions	(2,155)	76,940	(8,410)	(244,331)	(174,258)	4,578	(7,577)	(104,267)	75,600	14,225
Net increase (decrease) in net assets resulting from unit transactions	(45,399)	(8,016,748)	(806,754)	(4,788,600)	(19,047,703)	(1,092,424)	(6,093,664)	(7,914,196)	(5,480,005)	(2,508,830)
Net increase (decrease) in net assets	55,507	(3,828,978)	1,237,864	(4,461,725)	1,455,220	(1,984,035)	(4,837,917)	(5,783,202)	346,999	(669,811)

Net assets:
Beginning of period	401,422	53,632,760	9,162,535	69,892,571	124,666,556	13,796,127	48,335,905	67,260,246	35,992,426	14,732,220
End of period	$456,929	$49,803,782	$10,400,399	$65,430,846	$126,121,776	$11,812,092	$43,497,988	$61,477,044	$36,339,425	$14,062,409

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(123,722)	$(124,552)	$661,082	$(1,083,896)	$(275,466)	$(1,272)	$(329,806)	$(42,861)	$(45,732)	$(439,400)
Net realized gain (loss) on security transactions	(228,017)	361,192	321,245	3,157,878	2,763,908	4,527	1,752,087	324,274	69,800	(13,503)
Net realized gain distributions	—	605,670	2,104,342	7,731,327	3,127,005	10,657	1,314,138	—	424,951	—
Change in unrealized appreciation (depreciation) during the period	(185,086)	959,122	(5,277,957)	1,044,484	11,338,568	(6,345)	4,042,830	81,538	(254,240)	(341,333)
Net increase (decrease) in net assets resulting from operations	(536,825)	1,801,432	(2,191,288)	10,849,793	16,954,015	7,567	6,779,249	362,951	194,779	(794,236)

Unit transactions:
Purchases	59,524	—	196,399	154,302	125,589	—	70,724	17,177	6,727	723,869
Net transfers	1,147,410	353,540	10,276,283	(2,027,177)	(5,223,609)	308	(2,432,594)	(53,371)	(6,624)	3,074,199
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(824,602)	(832,141)	(8,098,814)	(7,151,804)	(5,803,640)	(35,657)	(3,128,047)	(590,606)	(150,194)	(4,258,401)
Other transactions	(1)	(14)	647	(3)	780	—	26	12	2	1,313
Death benefits	(143,682)	(392,127)	(3,020,528)	(2,225,570)	(1,835,105)	—	(1,156,413)	(40,085)	(25,189)	(2,074,511)
Net annuity transactions	(4,858)	47,585	45,064	(61,479)	21,558	—	(6,916)	6,879	(3,848)	116,611
Net increase (decrease) in net assets resulting from unit transactions	233,791	(823,157)	(600,949)	(11,311,731)	(12,714,427)	(35,349)	(6,653,220)	(659,994)	(179,126)	(2,416,920)
Net increase (decrease) in net assets	(303,034)	978,275	(2,792,237)	(461,938)	4,239,588	(27,782)	126,029	(297,043)	15,653	(3,211,156)

Net assets:
Beginning of period	7,941,774	10,867,124	84,253,649	89,159,752	62,744,068	92,637	32,277,071	6,151,630	2,530,448	41,061,752
End of period	$7,638,740	$11,845,399	$81,461,412	$88,697,814	$66,983,656	$64,855	$32,403,100	$5,854,587	$2,546,101	$37,850,596

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(69,512)	$(26,849)	$(63,672)	$(6,947)	$(37,426)	$464	$(20,118)	$106,867	$(8,669)	$(497,286)
Net realized gain (loss) on security transactions	130,796	89,304	358,958	44,308	(1,213,556)	27,520	88,541	98,037	73,493	2,738,448
Net realized gain distributions	462,180	134,196	239,775	92,371	712,462	22,965	250,725	119,326	142,794	3,724,998
Change in unrealized appreciation (depreciation) during the period	(542,812)	(150,280)	810,383	142,494	475,799	88,672	223,284	(192,297)	106,602	(685,462)
Net increase (decrease) in net assets resulting from operations	(19,348)	46,371	1,345,444	272,226	(62,721)	139,621	542,432	131,933	314,220	5,280,698

Unit transactions:
Purchases	6,537	6,583	48	18,310	10,101	—	200	19,922	19,285	47,140
Net transfers	175,806	(65,979)	250,936	(2,321,924)	(2,481,986)	(77,604)	(112,080)	611,673	(16,475)	(1,324,607)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(172,907)	(177,014)	(454,241)	(142,306)	(242,277)	(104,347)	(217,514)	(624,251)	(46,659)	(2,923,474)
Other transactions	145	(5)	82	8	43	—	(6)	38	—	(18)
Death benefits	(93,715)	(806)	(87,413)	(132,721)	(59,318)	—	—	(163,037)	(39,578)	(512,128)
Net annuity transactions	13,437	—	53,783	(1,452)	(11,988)	—	—	(67,646)	—	(8,446)
Net increase (decrease) in net assets resulting from unit transactions	(70,697)	(237,221)	(236,805)	(2,580,085)	(2,785,425)	(181,951)	(329,400)	(223,301)	(83,427)	(4,721,533)
Net increase (decrease) in net assets	(90,045)	(190,850)	1,108,639	(2,307,859)	(2,848,146)	(42,330)	213,032	(91,368)	230,793	559,165

Net assets:
Beginning of period	3,535,784	1,739,520	6,221,722	2,307,859	2,848,146	606,555	2,431,597	7,536,722	1,198,609	27,262,576
End of period	$3,445,739	$1,548,670	$7,330,361	$—	$—	$564,225	$2,644,629	$7,445,354	$1,429,402	$27,821,741

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(54,002)	$(511,452)	$(384,567)	$(590,130)	$(9,806)	$(210,375)	$608,423	$(55,477)	$652,544	$(9,537)
Net realized gain (loss) on security transactions	284,122	4,006,802	1,012,618	2,591,848	4,518,930	2,983,351	383,888	207,113	(127,115)	(114,544)
Net realized gain distributions	288,587	1,294,122	3,938,668	4,953,440	5,564,037	1,048,534	4,234	246,331	—	—
Change in unrealized appreciation (depreciation) during the period	100,521	4,473,811	(2,313,812)	(6,745,800)	3,364,872	6,134,638	(2,411,487)	449,504	(182,810)	90,349
Net increase (decrease) in net assets resulting from operations	619,228	9,263,283	2,252,907	209,358	13,438,033	9,956,148	(1,414,942)	847,471	342,619	(33,732)

Unit transactions:
Purchases	36,660	94,770	41,512	150,809	784,632	119,024	164,010	10,139	170,061	17,685
Net transfers	(230,362)	(2,792,566)	(693,726)	(1,410,908)	1,023,820	(2,283,019)	5,384,190	48,807	1,754,053	2,070,253
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(282,669)	(4,087,522)	(1,941,270)	(3,354,139)	(12,918,356)	(5,179,119)	(5,795,881)	(347,915)	(1,987,465)	(2,624,386)
Other transactions	(666)	2,791	(30)	(1,729)	19,679	2,779	816	—	506	(15)
Death benefits	(29,770)	(1,184,533)	(495,387)	(780,167)	(4,046,020)	(1,295,832)	(1,284,120)	(98,487)	(786,812)	(399,042)
Net annuity transactions	(5,678)	143,211	48,891	(47,410)	(105,570)	44,882	49,083	—	(54,127)	—
Net increase (decrease) in net assets resulting from unit transactions	(512,485)	(7,823,849)	(3,040,010)	(5,443,544)	(15,241,815)	(8,591,285)	(1,481,902)	(387,456)	(903,784)	(935,505)
Net increase (decrease) in net assets	106,743	1,439,434	(787,103)	(5,234,186)	(1,803,782)	1,364,863	(2,896,844)	460,015	(561,165)	(969,237)

Net assets:
Beginning of period	4,228,819	41,084,911	20,839,863	34,410,603	116,231,983	46,304,868	58,868,227	3,925,925	21,424,100	22,178,204
End of period	$4,335,562	$42,524,345	$20,052,760	$29,176,417	$114,428,201	$47,669,731	$55,971,383	$4,385,940	$20,862,935	$21,208,967

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$98	$9,113	$(10,752)	$2,972	$41	$(8,089)	$(33,534)	$(134,451)	$(2,440)	$(139,483)
Net realized gain (loss) on security transactions	114	234,311	24,960	23,894	46	19,646	232,429	59,793	24,168	660,393
Net realized gain distributions	9,220	243,397	78,377	60,739	287	95,300	758,650	—	67,576	—
Change in unrealized appreciation (depreciation) during the period	(6,466)	358,260	(17,026)	1,808	(472)	(110,443)	(1,186,075)	920,835	(22,159)	863,995
Net increase (decrease) in net assets resulting from operations	2,966	845,081	75,559	89,413	(98)	(3,586)	(228,530)	846,177	67,145	1,384,905

Unit transactions:
Purchases	—	17,385	—	—	—	—	5,955	1,561	—	1,188
Net transfers	1,596	(426,846)	(50,000)	(38,415)	—	(888)	(183,808)	(882,251)	(38,992)	(104,965)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	15,028,029	—	—
Surrenders for benefit payments and fees	(455)	(395,955)	—	(51,580)	(404)	(39,795)	(195,644)	(843,105)	(39,528)	(636,503)
Other transactions	—	—	—	—	—	—	(25)	547	—	(4)
Death benefits	—	(2,488)	—	(1,883)	—	—	(15,605)	(193,343)	—	(270,446)
Net annuity transactions	—	—	—	—	—	2,536	(2,742)	158,757	—	46,386
Net increase (decrease) in net assets resulting from unit transactions	1,141	(807,904)	(50,000)	(91,878)	(404)	(38,147)	(391,869)	13,270,195	(78,520)	(964,344)
Net increase (decrease) in net assets	4,107	37,177	25,559	(2,465)	(502)	(41,733)	(620,399)	14,116,372	(11,375)	420,561

Net assets:
Beginning of period	51,552	3,421,627	519,637	497,388	4,856	346,829	2,229,392	1,238,222	360,516	6,246,855
End of period	$55,659	$3,458,804	$545,196	$494,923	$4,354	$305,096	$1,608,993	$15,354,594	$349,141	$6,667,416

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$337,393	$(168,308)	$(62,657)	$(5,137)	$(72,567)	$(4,180)	$(47,753)	$(80,833)	$(5,898)	$(8,287)
Net realized gain (loss) on security transactions	(57,684)	1,015,816	243,519	11,587	198,282	11,067	342,871	(167,458)	2,805	195,458
Net realized gain distributions	—	—	348,729	18,541	234,912	24,884	203,086	—	13,225	125,641
Change in unrealized appreciation (depreciation) during the period	(168,822)	202,489	(41,052)	36,759	202,214	65,908	127,828	(505,688)	47,825	(61,393)
Net increase (decrease) in net assets resulting from operations	110,887	1,049,997	488,539	61,750	562,841	97,679	626,032	(753,979)	57,957	251,419

Unit transactions:
Purchases	8,075	33,625	19,636	—	50,391	204	10,591	26,794	—	—
Net transfers	145,079	(593,937)	30,117	(3,002)	8,832	(18,990)	(557,637)	1,090,070	(607)	(152,182)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(332,998)	(506,676)	(240,696)	(12,891)	(272,141)	(18,703)	(261,802)	(883,100)	(5,976)	(177,492)
Other transactions	78	23	(10)	(4)	5	(2)	(42)	366	—	—
Death benefits	(133,054)	(207,823)	(55,322)	(6,420)	(53,812)	(14,373)	(44,485)	(197,056)	—	(44,559)
Net annuity transactions	60,658	51,511	(336)	(10,915)	(3,289)	—	(1,271)	(4,279)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(252,162)	(1,223,277)	(246,611)	(33,232)	(270,014)	(51,864)	(854,646)	32,795	(6,583)	(374,233)
Net increase (decrease) in net assets	(141,275)	(173,280)	241,928	28,518	292,827	45,815	(228,614)	(721,184)	51,374	(122,814)

Net assets:
Beginning of period	4,858,372	7,794,103	3,072,328	316,315	4,249,475	409,190	3,450,766	8,688,645	489,361	1,285,909
End of period	$4,717,097	$7,620,823	$3,314,256	$344,833	$4,542,302	$455,005	$3,222,152	$7,967,461	$540,735	$1,163,095

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Focused Blend Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account (17)

Operations:
Net investment income (loss)	$(216)	$(2,064)	$(2,263)	$78,817	$(34,377)	$(20,917)	$101	$1,500	$(1,954)	$(140)
Net realized gain (loss) on security transactions	987	9,165	3,534	156,499	441,025	76,564	8,058	150	2,371	137
Net realized gain distributions	169	10,145	—	308,458	186,387	152,470	597	—	30,946	—
Change in unrealized appreciation (depreciation) during the period	1,517	1,637	58,069	(1,203,908)	420,525	522,615	(3,974)	359	22,138	1,198
Net increase (decrease) in net assets resulting from operations	2,457	18,883	59,340	(660,134)	1,013,560	730,732	4,782	2,009	53,501	1,195

Unit transactions:
Purchases	—	—	—	33,650	4,471	174	—	—	—	—
Net transfers	40,128	2,776	41,292	1,767,855	(389,968)	(204,312)	—	—	(26,141)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,028)	(24,541)	(44,410)	(2,539,990)	(386,574)	(197,809)	(24,885)	(121)	(35,013)	(31)
Other transactions	(1)	(1)	1	3,150	208	66	(1)	—	—	(3)
Death benefits	—	—	549	(1,464,586)	(91,527)	(61,340)	—	(2,586)	—	—
Net annuity transactions	(571)	(1,175)	—	(71,615)	(4,991)	11,451	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	35,528	(22,941)	(2,568)	(2,271,536)	(868,381)	(451,770)	(24,886)	(2,707)	(61,154)	(34)
Net increase (decrease) in net assets	37,985	(4,058)	56,772	(2,931,670)	145,179	278,962	(20,104)	(698)	(7,653)	1,161

Net assets:
Beginning of period	12,451	278,342	159,202	23,227,771	4,213,001	2,840,486	27,482	13,471	318,189	8,206
End of period	$50,436	$274,284	$215,974	$20,296,101	$4,358,180	$3,119,448	$7,378	$12,773	$310,536	$9,367

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	PSF International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)

Operations:
Net investment income (loss)	$(8,140)	$(346)	$(190)	$45	$1,062	$(2,869)	$(2,449)	$(1,041)	$(421,839)	$(388)
Net realized gain (loss) on security transactions	17,652	371	503	388	(89)	10,001	74,245	3,553	1,609,043	599
Net realized gain distributions	—	—	—	2,479	—	65,853	—	—	2,536,902	2,961
Change in unrealized appreciation (depreciation) during the period	43,007	4,695	1,031	4,167	(1,004)	92,228	187,749	48,540	(1,642,298)	980
Net increase (decrease) in net assets resulting from operations	52,519	4,720	1,344	7,079	(31)	165,213	259,545	51,052	2,081,808	4,152

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	11,726	—
Net transfers	(9,229)	—	—	179	411	4,153	(214,143)	(3,013)	(428,751)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,366)	(325)	(684)	(894)	(570)	(16,099)	(106,765)	(17,469)	(2,130,186)	(1,359)
Other transactions	22	3	—	—	—	(2)	(1)	1	8,751	—
Death benefits	741	—	—	—	—	(31,826)	(73,058)	—	(286,134)	—
Net annuity transactions	(1,098)	—	—	—	—	(22,591)	24,984	—	22,126	—
Net increase (decrease) in net assets resulting from unit transactions	(15,930)	(322)	(684)	(715)	(159)	(66,365)	(368,983)	(20,481)	(2,802,468)	(1,359)
Net increase (decrease) in net assets	36,589	4,398	660	6,364	(190)	98,848	(109,438)	30,571	(720,660)	2,793

Net assets:
Beginning of period	405,829	18,825	12,962	28,938	34,621	708,691	1,119,528	174,527	21,775,107	30,544
End of period	$442,418	$23,223	$13,622	$35,302	$34,431	$807,539	$1,010,090	$205,098	$21,054,447	$33,337

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2021

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account (22)	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,242)	$(21,138)	$(214)	$(62,297)	$(71,152)	$(129,351)	$(69,729)	$(179,815)	$(50,456)	$(151,466)
Net realized gain (loss) on security transactions	(78,558)	102,090	490	660,308	229,176	434,634	276,017	909,624	127,434	708,581
Net realized gain distributions	—	118,672	1,176	208,952	405,828	1,071,554	340,458	—	95,105	—
Change in unrealized appreciation (depreciation) during the period	121,218	(130,514)	(2,429)	162,249	516,516	345,785	116,127	1,275,288	166,827	512,493
Net increase (decrease) in net assets resulting from operations	40,418	69,110	(977)	969,212	1,080,368	1,722,622	662,873	2,005,097	338,910	1,069,608

Unit transactions:
Purchases	2,659	—	—	23,341	16,435	12,038	12,520	720	11,361	26,452
Net transfers	(15,369)	37,819	—	(522,880)	169,716	(172,756)	(35,650)	(51,996)	(91,030)	(85,278)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(57,873)	(194,337)	(852)	(1,246,717)	(641,135)	(787,469)	(830,450)	(565,952)	(383,930)	(566,620)
Other transactions	252	(37)	—	354	15	696	504	(84)	90	6
Death benefits	(62,879)	(27,908)	—	(96,580)	(46,248)	(153,862)	(250,922)	(500,651)	(202,876)	(277,005)
Net annuity transactions	(5,614)	(430)	—	2,498	8,122	28,845	30,027	(19,132)	24,793	50,795
Net increase (decrease) in net assets resulting from unit transactions	(138,824)	(184,893)	(852)	(1,839,984)	(493,095)	(1,072,508)	(1,073,971)	(1,137,095)	(641,592)	(851,650)
Net increase (decrease) in net assets	(98,406)	(115,783)	(1,829)	(870,772)	587,273	650,114	(411,098)	868,002	(302,682)	217,958

Net assets:
Beginning of period	702,607	1,131,401	16,455	5,111,405	4,991,587	7,803,310	7,287,565	8,065,488	4,622,204	6,941,825
End of period	$604,201	$1,015,618	$14,626	$4,240,633	$5,578,860	$8,453,424	$6,876,467	$8,933,490	$4,319,522	$7,159,783

The accompanying notes are an integral part of these financial statements.

(1) Merged into Invesco V.I. American Value Fund. Change effective April 30, 2021.
(2) Formerly Invesco V.I. Mid Cap Core Equity Fund. Change effective April 30, 2021.
(3) Formerly American Funds Insurance Series® Global Growth and Income Fund. Change effective May 01, 2021.
(4) Formerly American Funds Insurance Series® Blue Chip Income and Growth Fund. Change effective May 01, 2021.
(5) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(6) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(7) Formerly Franklin Flex Cap Growth VIP Fund. Change effective May 01, 2021.
(8) Liquidated as of July 30, 2021.
(9) Liquidated as of November 30, 2021.
(10) Merged assets from Invesco V.I. Value Opportunities Fund. Change effective April 30, 2021.
(11) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(12) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(13) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(14) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(15) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(16) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(17) Formerly Prudential Series Jennison 20/20 Focus Portfolio. Change effective April 26, 2021.
(18) Formerly Prudential Series Jennison Portfolio. Change effective April 26, 2021.
(19) Formerly Prudential Series Value Portfolio. Change effective April 26, 2021.
(20) Formerly Prudential Series SP International Growth Portfolio. Change effective April 26, 2021.
(21) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(22) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(23) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(24) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(25) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$18,940	$(243)	$16,388	$(86)	$(7,760)	$(2,770)	$(151,334)	$(123,123)	$437,347	$13,070
Net realized gain (loss) on security transactions	71,961	6,383	(121,538)	(48,305)	(35,769)	16,385	(973,271)	370,464	289,286	(4,283)
Net realized gain distributions	34,024	5,336	79,841	—	54,647	33,353	453,505	5,308,994	—	—
Change in unrealized appreciation (depreciation) during the period	(114,624)	11,029	223,233	166,716	42,670	48,552	988,900	(2,758,899)	2,267,943	(3,380)
Net increase (decrease) in net assets resulting from operations	10,301	22,505	197,924	118,325	53,788	95,520	317,800	2,797,436	2,994,576	5,407

Unit transactions:
Purchases	—	1,200	20,359	16,900	874	—	17,492	53,323	311,416	—
Net transfers	98,588	(16,075)	(12,676)	267,739	69,845	(18,821)	(203,515)	(845,192)	4,719,983	27,210
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(251,661)	(4,814)	(1,097,485)	(365,706)	(115,202)	(25,137)	(952,829)	(2,106,625)	(7,061,520)	(8,384)
Other transactions	—	—	994	(14)	—	1	224	2,110	3,774	—
Death benefits	(20,244)	—	(70,354)	(66,317)	(32,809)	(26,947)	(209,728)	(609,668)	(1,961,295)	(14,924)
Net annuity transactions	—	—	(424)	5,607	—	—	(15,553)	(59,854)	(26,743)	(348)
Net increase (decrease) in net assets resulting from unit transactions	(173,317)	(19,689)	(1,159,586)	(141,791)	(77,292)	(70,904)	(1,363,909)	(3,565,906)	(4,014,385)	3,554
Net increase (decrease) in net assets	(163,016)	2,816	(961,662)	(23,466)	(23,504)	24,616	(1,046,109)	(768,470)	(1,019,809)	8,961

Net assets:
Beginning of period	1,455,732	77,063	3,595,924	3,878,473	1,272,620	412,327	12,673,729	25,754,092	67,824,159	324,289
End of period	$1,292,716	$79,879	$2,634,262	$3,855,007	$1,249,116	$436,943	$11,627,620	$24,985,622	$66,804,350	$333,250

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$158,049	$(257,650)	$(242,068)	$59,628	$68	$(759,587)	$767	$(156)	$(118,662)	$(183,834)
Net realized gain (loss) on security transactions	865,257	(632,253)	(50,526)	(25,150)	221	—	187	(1,916)	174,919	713,344
Net realized gain distributions	543,598	4,462,897	1,408,130	49,487	150	—	—	4,733	334,034	945,165
Change in unrealized appreciation (depreciation) during the period	1,324,231	(2,055,784)	3,179,534	(6,898)	(559)	—	1,151	(1,781)	1,092,691	657,904
Net increase (decrease) in net assets resulting from operations	2,891,135	1,517,210	4,295,070	77,067	(120)	(759,587)	2,105	880	1,482,982	2,132,579

Unit transactions:
Purchases	65,231	90,003	86,199	1,800	—	831,975	189	—	17,148	100,568
Net transfers	(292,415)	(450,300)	(346,705)	(48,184)	—	29,262,465	5,482	6,194	281,020	(1,176,954)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,518,092)	(1,917,615)	(1,285,901)	(133,046)	(550)	(20,203,218)	(2,382)	(5,214)	(1,757,065)	(3,205,937)
Other transactions	657	38	322	—	—	15,949	—	—	900	863
Death benefits	(465,525)	(573,846)	(491,971)	(11,840)	—	(2,337,570)	—	(2,503)	(238,213)	(701,738)
Net annuity transactions	10,934	(22,040)	(12,262)	—	—	347,628	—	(4,230)	(26,657)	(37,475)
Net increase (decrease) in net assets resulting from unit transactions	(3,199,210)	(2,873,760)	(2,050,318)	(191,270)	(550)	7,917,229	3,289	(5,753)	(1,722,867)	(5,020,673)
Net increase (decrease) in net assets	(308,075)	(1,356,550)	2,244,752	(114,203)	(670)	7,157,642	5,394	(4,873)	(239,885)	(2,888,094)

Net assets:
Beginning of period	26,541,900	25,506,863	17,488,092	1,049,703	6,965	45,661,891	81,643	102,971	20,234,122	41,881,710
End of period	$26,233,825	$24,150,313	$19,732,844	$935,500	$6,295	$52,819,533	$87,037	$98,098	$19,994,237	$38,993,616

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(241,830)	$(63,499)	$430,334	$(651,354)	$(6,361,530)	$(1,368,442)	$(836,774)	$(451,149)	$(504,237)	$(109,662)
Net realized gain (loss) on security transactions	4,271,604	519,427	1,129,990	2,318,132	25,336,598	7,106,229	496,021	1,000,918	1,065,943	388,313
Net realized gain distributions	588,624	724,112	1,044,257	1,278,535	10,288,398	8,029,643	—	278,755	1,950,649	93,465
Change in unrealized appreciation (depreciation) during the period	7,846,714	2,598,719	5,711,295	8,794,434	150,660,943	19,072,366	10,312,974	4,422,439	5,714,086	2,406,417
Net increase (decrease) in net assets resulting from operations	12,465,112	3,778,759	8,315,876	11,739,747	179,924,409	32,839,796	9,972,221	5,250,963	8,226,441	2,778,533

Unit transactions:
Purchases	337,893	133,285	363,212	125,845	1,210,550	1,037,154	217,034	54,246	48,316	3,951
Net transfers	1,036,547	81,101	10,877,209	(553,224)	(27,502,350)	(4,790,556)	898,895	(800,692)	(1,113,370)	(494,741)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,663,381)	(5,366,804)	(10,530,161)	(3,706,336)	(36,665,838)	(26,886,561)	(6,905,814)	(2,097,511)	(2,761,843)	(458,718)
Other transactions	1,817	1,294	687	1,053	29,373	17,728	1,901	70	624	23
Death benefits	(3,789,433)	(1,102,786)	(2,360,625)	(882,715)	(9,577,247)	(6,688,296)	(1,297,628)	(426,370)	(449,084)	(86,109)
Net annuity transactions	(187,234)	(104,439)	(22,024)	(30,868)	(830,808)	(603,634)	21,322	(38,077)	12,536	(60,109)
Net increase (decrease) in net assets resulting from unit transactions	(13,263,791)	(6,358,349)	(1,671,702)	(5,046,245)	(73,336,320)	(37,914,165)	(7,064,290)	(3,308,334)	(4,262,821)	(1,095,703)
Net increase (decrease) in net assets	(798,679)	(2,579,590)	6,644,174	6,693,502	106,588,089	(5,074,369)	2,907,931	1,942,629	3,963,620	1,682,830

Net assets:
Beginning of period	135,014,446	67,075,208	111,523,128	46,013,318	410,095,735	327,072,132	85,410,841	27,625,726	33,336,774	4,755,462
End of period	$134,215,767	$64,495,618	$118,167,302	$52,706,820	$516,683,824	$321,997,763	$88,318,772	$29,568,355	$37,300,394	$6,438,292

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,847)	$(27,172)	$(189,295)	$(99,669)	$(3,814)	$(4,116)	$1,081	$(631,524)	$9,067,583	$(466,940)
Net realized gain (loss) on security transactions	16,818	194,803	977,304	94,851	91	4,935	(33)	2,698,685	(1,979,991)	1,477,593
Net realized gain distributions	52,928	147,460	68,888	—	27,407	3,211	421	6,633,106	183,335	2,392,299
Change in unrealized appreciation (depreciation) during the period	187,144	402,301	2,351,054	1,567,742	11,002	59,506	1,293	7,621,955	(12,334,182)	5,216,953
Net increase (decrease) in net assets resulting from operations	245,043	717,392	3,207,951	1,562,924	34,686	63,536	2,762	16,322,222	(5,063,255)	8,619,905

Unit transactions:
Purchases	—	—	4,121	44,351	700	—	—	589,708	667,430	33,579
Net transfers	(31,942)	(113,189)	(559,595)	(38,657)	1,818	15,214	38	(2,314,740)	(785,072)	(2,379,567)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,172)	(110,360)	(1,778,443)	(856,885)	(38,282)	(40,769)	(2,221)	(11,572,300)	(21,815,221)	(2,525,723)
Other transactions	—	4	(4)	853	(1)	—	—	17,508	12,102	(95)
Death benefits	—	—	(119,178)	(180,188)	(4,136)	—	—	(2,813,055)	(6,306,950)	(957,677)
Net annuity transactions	(279)	—	18,255	20,891	—	11,924	—	(409,689)	(763,357)	(44,195)
Net increase (decrease) in net assets resulting from unit transactions	(54,393)	(223,545)	(2,434,844)	(1,009,635)	(39,901)	(13,631)	(2,183)	(16,502,568)	(28,991,068)	(5,873,678)
Net increase (decrease) in net assets	190,650	493,847	773,107	553,289	(5,215)	49,905	579	(180,346)	(34,054,323)	2,746,227

Net assets:
Beginning of period	614,982	1,404,128	12,589,544	9,383,865	605,174	235,677	44,850	135,938,565	257,745,353	25,076,182
End of period	$805,632	$1,897,975	$13,362,651	$9,937,154	$599,959	$285,582	$45,429	$135,758,219	$223,691,030	$27,822,409

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,350	$(812,907)	$(18,128)	$2,213,819	$1,248,003	$298,568	$732,539	$795,043	$162,070	$(234,169)
Net realized gain (loss) on security transactions	(5,048)	123,171	(595,542)	(1,502,094)	(1,860,922)	196,479	(1,158,552)	(2,550,980)	(1,643,116)	310,508
Net realized gain distributions	39,711	5,889,693	523,991	—	4,583,866	310,088	—	—	632,858	756,927
Change in unrealized appreciation (depreciation) during the period	(72,075)	14,071,218	506,761	254,386	(14,282,385)	932,637	(40,815)	3,377,086	(2,322,917)	3,538,499
Net increase (decrease) in net assets resulting from operations	(31,062)	19,271,175	417,082	966,111	(10,311,438)	1,737,772	(466,828)	1,621,149	(3,171,105)	4,371,765

Unit transactions:
Purchases	—	321,540	8,770	267,580	338,267	26,217	151,597	148,990	111,612	307,169
Net transfers	20,325	(2,292,691)	78,106	1,544,636	2,680,407	(283,448)	4,083,508	(1,716,853)	3,132	(211,402)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(29,904)	(3,678,685)	(611,382)	(6,345,378)	(12,298,574)	(1,013,872)	(3,895,117)	(7,052,736)	(3,263,004)	(880,472)
Other transactions	1	630	7	4,331	5,290	165	409	741	358	112
Death benefits	(4,068)	(766,400)	(88,584)	(1,829,078)	(3,152,154)	(156,244)	(1,091,269)	(1,771,558)	(1,189,098)	(440,616)
Net annuity transactions	(2,296)	(21,473)	29,051	(122,640)	(336,116)	768	(3,722)	(113,597)	(70,175)	(10,630)
Net increase (decrease) in net assets resulting from unit transactions	(15,942)	(6,437,079)	(584,032)	(6,480,549)	(12,762,880)	(1,426,414)	(754,594)	(10,505,013)	(4,407,175)	(1,235,839)
Net increase (decrease) in net assets	(47,004)	12,834,096	(166,950)	(5,514,438)	(23,074,318)	311,358	(1,221,422)	(8,883,864)	(7,578,280)	3,135,926

Net assets:
Beginning of period	448,426	40,798,664	9,329,485	75,407,009	147,740,874	13,484,769	49,557,327	76,144,110	43,570,706	11,596,294
End of period	$401,422	$53,632,760	$9,162,535	$69,892,571	$124,666,556	$13,796,127	$48,335,905	$67,260,246	$35,992,426	$14,732,220

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$489,565	$(40,984)	$1,578,676	$(605,298)	$141,685	$(884)	$(139,992)
Net realized gain (loss) on security transactions	(251,204)	300,664	922,050	1,744,600	(100,050)	227	331,132
Net realized gain distributions	—	529,983	174,450	6,050,668	3,035,300	16,039	695,174
Change in unrealized appreciation (depreciation) during the period	(816,931)	140,174	2,721,172	8,040,991	391,727	855	3,239,781
Net increase (decrease) in net assets resulting from operations	(578,570)	929,837	5,396,348	15,230,961	3,468,662	16,237	4,126,095

Unit transactions:
Purchases	41,683	64,661	381,097	261,746	240,076	—	46,212
Net transfers	977,312	241,999	3,590,051	(5,472,189)	729,289	307	(1,682,318)
Net interfund transfers due to corporate actions	—	—	4,775,368	—	843,532	—	21,926,661
Surrenders for benefit payments and fees	(861,281)	(851,612)	(9,213,494)	(8,749,128)	(6,848,860)	(1,245)	(1,395,694)
Other transactions	(1)	—	750	4,409	1,753	—	—
Death benefits	(176,069)	(300,885)	(2,107,677)	(2,215,218)	(1,785,042)	—	(371,289)
Net annuity transactions	60,755	(85,990)	234,131	(226,739)	(27,572)	—	36,340
Net increase (decrease) in net assets resulting from unit transactions	42,399	(931,827)	(2,339,774)	(16,397,119)	(6,846,824)	(938)	18,559,912
Net increase (decrease) in net assets	(536,171)	(1,990)	3,056,574	(1,166,158)	(3,378,162)	15,299	22,686,007

Net assets:
Beginning of period	8,477,945	10,869,114	81,197,075	90,325,910	66,122,230	77,338	9,591,064
End of period	$7,941,774	$10,867,124	$84,253,649	$89,159,752	$62,744,068	$92,637	$32,277,071

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$10,565	$(17,294)	$204,909	$(52,016)	$(21,057)	$(30,969)
Net realized gain (loss) on security transactions	193,696	7,360	136,253	38,252	20,469	328,776
Net realized gain distributions	—	90,587	—	415,317	50,501	399,613
Change in unrealized appreciation (depreciation) during the period	752,496	416,651	(501,993)	824,328	378,846	(149,719)
Net increase (decrease) in net assets resulting from operations	956,757	497,304	(160,831)	1,225,881	428,759	547,701

Unit transactions:
Purchases	8,713	7,048	150,460	31,513	3,500	8,512
Net transfers	(20,572)	(21,009)	3,510,866	(164,361)	62,596	(140,367)
Net interfund transfers due to corporate actions	—	1,382,162	3,431,135	—	—	—
Surrenders for benefit payments and fees	(563,743)	(36,732)	(4,713,551)	(183,274)	(94,424)	(476,984)
Other transactions	474	(1)	396	7	(1)	15
Death benefits	(115,749)	—	(1,251,418)	(37,981)	(9,468)	(74,184)
Net annuity transactions	(8,731)	(4,740)	(114,342)	(4,199)	—	(57,479)
Net increase (decrease) in net assets resulting from unit transactions	(699,608)	1,326,728	1,013,546	(358,295)	(37,797)	(740,487)
Net increase (decrease) in net assets	257,149	1,824,032	852,715	867,586	390,962	(192,786)

Net assets:
Beginning of period	5,894,481	706,416	40,209,037	2,668,198	1,348,558	6,414,508
End of period	$6,151,630	$2,530,448	$41,061,752	$3,535,784	$1,739,520	$6,221,722

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(16,791)	$(42,112)	$2,567	$(15,126)	$163,214	$434	$(475,793)	$(27,349)	$(450,988)	$(348,061)
Net realized gain (loss) on security transactions	(56,009)	(123,501)	(32,988)	30,968	29,424	21,622	2,701,990	79,049	1,991,469	545,095
Net realized gain distributions	—	192,641	1,110	43,533	—	—	1,700,529	136,569	1,156,166	1,328,957
Change in unrealized appreciation (depreciation) during the period	58,277	292,739	32,322	196,052	176,822	(24,884)	2,924,847	135,015	1,779,469	3,743,762
Net increase (decrease) in net assets resulting from operations	(14,523)	319,767	3,011	255,427	369,460	(2,828)	6,851,573	323,284	4,476,116	5,269,753

Unit transactions:
Purchases	31,881	744	563	22,064	29,853	—	93,394	35,086	137,159	38,485
Net transfers	82,040	(49,265)	7,537	(282,105)	511,156	59,981	(1,969,913)	16,239	(742,820)	(1,032,443)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(207,013)	(227,760)	(186,844)	(307,580)	(800,737)	(105,907)	(3,109,921)	(279,184)	(3,396,621)	(2,017,009)
Other transactions	3	22	(175)	1,026	(8)	3	1,371	(87)	(447)	5,674
Death benefits	(58,431)	(12,910)	(242)	(96,471)	(119,647)	(8,895)	(481,672)	(95,050)	(965,647)	(657,921)
Net annuity transactions	(210)	(1,578)	—	(34)	43,519	—	(24,620)	(28,653)	(35,495)	(56,901)
Net increase (decrease) in net assets resulting from unit transactions	(151,730)	(290,747)	(179,161)	(663,100)	(335,864)	(54,818)	(5,491,361)	(351,649)	(5,003,871)	(3,720,115)
Net increase (decrease) in net assets	(166,253)	29,020	(176,150)	(407,673)	33,596	(57,646)	1,360,212	(28,365)	(527,755)	1,549,638

Net assets:
Beginning of period	2,474,112	2,819,126	782,705	2,839,270	7,503,126	1,256,255	25,902,364	4,257,184	41,612,666	19,290,225
End of period	$2,307,859	$2,848,146	$606,555	$2,431,597	$7,536,722	$1,198,609	$27,262,576	$4,228,819	$41,084,911	$20,839,863

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(511,357)	$536,201	$(69,598)	$1,028,526	$(41,716)	$819,575	$631,806	$298	$23,375	$(8,857)
Net realized gain (loss) on security transactions	1,610,516	2,167,118	926,643	545,469	101,567	(394,173)	(257,340)	45	41,566	2,947
Net realized gain distributions	2,621,744	2,933,655	1,937,056	—	143,291	—	—	2,867	203,205	28,545
Change in unrealized appreciation (depreciation) during the period	7,358,567	2,434,115	(1,850,923)	1,812,420	287,573	117,297	119,726	5,381	205,610	127,907
Net increase (decrease) in net assets resulting from operations	11,079,470	8,071,089	943,178	3,386,415	490,715	542,699	494,192	8,591	473,756	150,542

Unit transactions:
Purchases	41,817	414,529	171,195	340,172	530	43,926	81,328	—	76,027	—
Net transfers	(3,529,155)	587,724	1,706,084	3,388,185	(42,669)	(528,699)	1,208,163	(236)	(179,153)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,278,859)	(11,288,858)	(3,911,575)	(6,365,857)	(354,332)	(1,906,100)	(3,596,346)	(451)	(689,491)	(7)
Other transactions	4,732	12,112	385	957	(2)	3,064	(1,544)	—	1	—
Death benefits	(569,113)	(3,011,124)	(930,554)	(1,561,908)	(92,950)	(492,640)	(96,013)	—	(1,686)	—
Net annuity transactions	(67,758)	(328,767)	33,032	(34,803)	—	(56,126)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6,398,336)	(13,614,384)	(2,931,433)	(4,233,254)	(489,423)	(2,936,575)	(2,404,412)	(687)	(794,302)	(7)
Net increase (decrease) in net assets	4,681,134	(5,543,295)	(1,988,255)	(846,839)	1,292	(2,393,876)	(1,910,220)	7,904	(320,546)	150,535

Net assets:
Beginning of period	29,729,469	121,775,278	48,293,123	59,715,066	3,924,633	23,817,976	24,088,424	43,648	3,742,173	369,102
End of period	$34,410,603	$116,231,983	$46,304,868	$58,868,227	$3,925,925	$21,424,100	$22,178,204	$51,552	$3,421,627	$519,637

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,180	$43	$(5,973)	$(27,622)	$(8,788)	$(2,320)	$(121,273)	$125,878	$(142,211)
Net realized gain (loss) on security transactions	5,055	38	30,039	310,176	(22,840)	6,317	236,829	(101,389)	669,075
Net realized gain distributions	16,788	50	27,773	185,015	10,257	33,106	—	—	—
Change in unrealized appreciation (depreciation) during the period	(9,158)	134	148,461	1,089,207	51,010	81,640	(174,362)	133,247	1,453,467
Net increase (decrease) in net assets resulting from operations	18,865	265	200,300	1,556,776	29,639	118,743	(58,806)	157,736	1,980,331

Unit transactions:
Purchases	—	—	—	2,186	3,150	—	6,384	37,899	24,793
Net transfers	22,200	—	(35,601)	(670,982)	177,445	(82,626)	308,505	47,412	(369,746)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(44,033)	(399)	(15,005)	(137,454)	(73,301)	(28,669)	(280,804)	(271,630)	(357,206)
Other transactions	—	—	1	1,611	1,221	—	64	1	25
Death benefits	(346)	—	(2,070)	(12,712)	(7,354)	—	(58,944)	(96,595)	(136,540)
Net annuity transactions	—	—	—	19,590	—	—	(101,344)	(17,271)	1,203
Net increase (decrease) in net assets resulting from unit transactions	(22,179)	(399)	(52,675)	(797,761)	101,161	(111,295)	(126,139)	(300,184)	(837,471)
Net increase (decrease) in net assets	(3,314)	(134)	147,625	759,015	130,800	7,448	(184,945)	(142,448)	1,142,860

Net assets:
Beginning of period	500,702	4,990	199,204	1,470,377	1,107,422	353,068	6,431,800	5,000,820	6,651,243
End of period	$497,388	$4,856	$346,829	$2,229,392	$1,238,222	$360,516	$6,246,855	$4,858,372	$7,794,103

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(33,332)	$(4,617)	$(44,731)	$(1,632)	$(37,459)	$513,821	$361	$(8,516)	$132	$(722)
Net realized gain (loss) on security transactions	70,297	17,359	186,854	6,030	94,714	(239,285)	2,833	219,261	(166)	3,430
Net realized gain distributions	—	41,546	133,907	36,778	42,199	—	9,493	87,121	193	—
Change in unrealized appreciation (depreciation) during the period	911,202	25,007	570,679	2,908	521,268	(532,839)	35,660	133,828	(83)	21,936
Net increase (decrease) in net assets resulting from operations	948,167	79,295	846,709	44,084	620,722	(258,303)	48,347	431,694	76	24,644

Unit transactions:
Purchases	1,501	350	19,534	284	15,141	47,729	—	—	—	—
Net transfers	141,000	(41,867)	(318,819)	(30,393)	(169,428)	754,137	742	(296,521)	(77)	6,365
Net interfund transfers due to corporate actions	2,127,438	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(148,056)	(34,622)	(462,457)	(82,463)	(387,960)	(968,235)	(75,826)	(292,587)	(5,142)	(22,260)
Other transactions	—	(1)	2,074	(2)	22	(7)	—	—	(1)	—
Death benefits	715	—	(30,912)	—	(49,842)	(192,236)	—	(20,740)	(1,343)	—
Net annuity transactions	1,563	(10,543)	20,752	—	6,805	53,316	—	—	3,859	8,530
Net increase (decrease) in net assets resulting from unit transactions	2,124,161	(86,683)	(769,828)	(112,574)	(585,262)	(305,296)	(75,084)	(609,848)	(2,704)	(7,365)
Net increase (decrease) in net assets	3,072,328	(7,388)	76,881	(68,490)	35,460	(563,599)	(26,737)	(178,154)	(2,628)	17,279

Net assets:
Beginning of period	—	323,703	4,172,594	477,680	3,415,306	9,252,244	516,098	1,464,063	15,079	261,063
End of period	$3,072,328	$316,315	$4,249,475	$409,190	$3,450,766	$8,688,645	$489,361	$1,285,909	$12,451	$278,342

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(860)	$90,055	$(29,062)	$(2,537)	$649	$509	$1,207	$(104)	$(4,229)	$(267)
Net realized gain (loss) on security transactions	(11,097)	276,423	349,044	(79,155)	2,024	(5)	(11,472)	87	10,098	199
Net realized gain distributions	—	—	255,387	162,158	3,734	—	29,771	—	—	—
Change in unrealized appreciation (depreciation) during the period	17,232	1,065,247	272,679	(72,675)	(8,109)	402	20,111	1,836	94,749	310
Net increase (decrease) in net assets resulting from operations	5,275	1,431,725	848,048	7,791	(1,702)	906	39,617	1,819	100,618	242

Unit transactions:
Purchases	350	108,232	10,872	20,896	—	—	—	—	—	—
Net transfers	3,489	230,929	(404,423)	61,868	—	—	(9,718)	—	144,411	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,759)	(2,467,623)	(334,885)	(176,282)	(30,698)	(23)	(24,926)	(14)	(239)	(227)
Other transactions	—	2,468	136	103	—	—	—	(4)	2	1
Death benefits	(20,009)	(703,986)	(110,221)	(51,165)	—	(65)	—	—	—	—
Net annuity transactions	—	90,257	12,910	(4,306)	—	—	—	—	(10,739)	—
Net increase (decrease) in net assets resulting from unit transactions	(18,929)	(2,739,723)	(825,611)	(148,886)	(30,698)	(88)	(34,644)	(18)	133,435	(226)
Net increase (decrease) in net assets	(13,654)	(1,307,998)	22,437	(141,095)	(32,400)	818	4,973	1,801	234,053	16

Net assets:
Beginning of period	172,856	24,535,769	4,190,564	2,981,581	59,882	12,653	313,216	6,405	171,776	18,809
End of period	$159,202	$23,227,771	$4,213,001	$2,840,486	$27,482	$13,471	$318,189	$8,206	$405,829	$18,825

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Prudential Series SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(150)	$5	$856	$(153)	$5,496	$(107)	$(344,724)	$(277)	$8,142
Net realized gain (loss) on security transactions	285	455	(318)	2,752	(19,855)	(4,710)	1,316,457	503	(67,245)
Net realized gain distributions	—	243	—	70,555	16,432	4,192	1,365,934	2,238	—
Change in unrealized appreciation (depreciation) during the period	2,872	733	1,395	(49,139)	33,041	(9,969)	3,889,113	1,442	89,169
Net increase (decrease) in net assets resulting from operations	3,007	1,436	1,933	24,015	35,114	(10,594)	6,226,780	3,906	30,066

Unit transactions:
Purchases	—	—	—	—	—	—	96,754	—	—
Net transfers	—	223	469	4,756	55,672	(7,374)	158,829	—	21,830
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(503)	(1,244)	(1,131)	(47,111)	(69,741)	(15,208)	(2,199,602)	(1,341)	(47,050)
Other transactions	—	—	—	—	—	(1)	6,585	—	(3)
Death benefits	—	(1,456)	(1,135)	(5,739)	(4,183)	—	(965,011)	—	(4,648)
Net annuity transactions	—	—	—	(4,028)	—	—	(41,194)	—	3,497
Net increase (decrease) in net assets resulting from unit transactions	(503)	(2,477)	(1,797)	(52,122)	(18,252)	(22,583)	(2,943,639)	(1,341)	(26,374)
Net increase (decrease) in net assets	2,504	(1,041)	136	(28,107)	16,862	(33,177)	3,283,141	2,565	3,692

Net assets:
Beginning of period	10,458	29,979	34,485	736,798	1,102,666	207,704	18,491,966	27,979	698,915
End of period	$12,962	$28,938	$34,621	$708,691	$1,119,528	$174,527	$21,775,107	$30,544	$702,607

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(15,068)	$(164)	$(42,276)	$(51,981)	$(99,693)	$20,127	$(155,889)	$(30,268)	$(131,216)
Net realized gain (loss) on security transactions	46,757	282	184,784	52,506	311,941	75,687	935,040	(29,284)	470,463
Net realized gain distributions	46,438	1,055	345,157	226,708	668,045	235,740	—	50,794	—
Change in unrealized appreciation (depreciation) during the period	304,887	5,110	366,243	485,941	423,022	397,995	1,327,754	300,625	1,293,818
Net increase (decrease) in net assets resulting from operations	383,014	6,283	853,908	713,174	1,303,315	729,549	2,106,905	291,867	1,633,065

Unit transactions:
Purchases	—	—	34,773	28,923	13,251	8,607	47,083	62,899	1,250
Net transfers	35,915	—	(237,207)	(154,297)	(530,759)	(326,092)	(325,059)	131,842	(146,723)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(90,926)	(731)	(500,417)	(235,348)	(666,883)	(600,453)	(746,247)	(300,673)	(331,763)
Other transactions	1	1	(16)	7	(14)	(108)	143	103	1
Death benefits	(8,126)	—	(126,682)	(154,676)	(106,295)	(176,632)	(318,070)	(82,876)	(181,695)
Net annuity transactions	(311)	—	9,714	(18,110)	(17,945)	(10,655)	(24,648)	(11,783)	49,765
Net increase (decrease) in net assets resulting from unit transactions	(63,447)	(730)	(819,835)	(533,501)	(1,308,645)	(1,105,333)	(1,366,798)	(200,488)	(609,165)
Net increase (decrease) in net assets	319,567	5,553	34,073	179,673	(5,330)	(375,784)	740,107	91,379	1,023,900

Net assets:
Beginning of period	811,834	10,902	5,077,332	4,811,914	7,808,640	7,663,349	7,325,381	4,530,825	5,917,925
End of period	$1,131,401	$16,455	$5,111,405	$4,991,587	$7,803,310	$7,287,565	$8,065,488	$4,622,204	$6,941,825

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2021

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:
American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund (Merged into Invesco V.I. American Value Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Main Street Mid Cap Fund® (Formerly Invesco V.I. Mid Cap Core Equity Fund), Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund®, American Funds Insurance Series® Capital World Growth and Income Fund® (Formerly American Funds Insurance Series® Global Growth and Income Fund), American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Washington Mutual Investors FundSM (Formerly American Funds Insurance Series® Blue Chip Income and Growth Fund), American Funds Insurance Series® The Bond Fund of America® (Formerly American Funds Insurance Series® Bond Fund), American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund®, American Funds Insurance Series® Global Small Capitalization Fund, Columbia Variable Portfolio - Small Company Growth Fund, Allspring VT Omega Growth Fund (Formerly Wells Fargo VT Omega Growth Fund), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin DynaTech VIP Fund (Formerly Franklin Flex Cap Growth VIP Fund), Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Rational Trend Aggregation VA Fund*, Rational Insider Buying VA Fund*, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund (Merged assets from Invesco V.I. Value Opportunities Fund), BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable
Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund , Invesco V.I. Discovery Mid Cap Growth Fund (Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Invesco V.I. Capital Appreciation Fund (Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund), Invesco V.I. Global Fund (Formerly Invesco Oppenheimer V.I. Global Fund), Invesco V.I. Main Street Fund® (Formerly Invesco Oppenheimer V.I. Main Street Fund®), Invesco V.I. Main Street Small Cap Fund® (Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Large Cap Value Fund (Formerly Putnam VT Equity Income Fund), PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PSF PGIM Jennison Focused Blend Portfolio (Formerly Prudential Series Jennison 20/20 Focus Portfolio), PSF PGIM Jennison Growth Portfolio (Formerly Prudential Series Jennison Portfolio), PSF PGIM Jennison Value Portfolio (Formerly Prudential Series Value Portfolio), PSF International Growth Portfolio (Formerly Prudential Series SP International Growth Portfolio), ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Clearbridge Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund (Formerly Wells Fargo VT Index Asset Allocation Fund), Allspring VT International Equity Fund (Formerly Wells Fargo VT International Equity Fund), Allspring VT Small Cap Growth Fund (Formerly Wells Fargo VT Small Cap Growth Fund), Allspring VT Discovery Fund (Formerly Wells Fargo VT Discovery Fund), Allspring VT Opportunity Fund (Formerly Wells Fargo VT Opportunity Fund), MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Loomis Sayles Growth Fund.
* During 2021, this Sub-Account was Liquidated.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.
If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2021 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2021, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2021 and 2020.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2017 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2021.
h) Novel Coronavirus - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the funds.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%
Premium Based Charges maximum of .71%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$89,735	$456,882
American Century VP Growth Fund	$51,593	$56,906
AB VPS Balanced Wealth Strategy Portfolio	$90,249	$275,378
AB VPS International Value Portfolio	$171,138	$1,036,514
AB VPS Small/Mid Cap Value Portfolio	$91,113	$399,707
AB VPS International Growth Portfolio	$54,192	$98,663
Invesco V.I. Value Opportunities Fund+	$1,879,850	$16,289,692
Invesco V.I. Core Equity Fund	$2,883,157	$6,182,821
Invesco V.I. Government Securities Fund	$10,625,649	$13,808,408
Invesco V.I. High Yield Fund	$155,057	$28,969
Invesco V.I. International Growth Fund	$3,575,108	$5,195,614
Invesco V.I. Main Street Mid Cap Fund®+	$1,446,387	$5,075,183
Invesco V.I. Small Cap Equity Fund	$2,602,613	$5,661,974
Invesco V.I. Balanced-Risk Allocation Fund	$72,773	$169,928
Invesco V.I. Diversified Dividend Fund	$152	$627
Invesco V.I. Government Money Market Fund	$21,872,382	$26,947,568
American Century VP Mid Cap Value Fund	$1,872	$10,223
AB VPS Growth and Income Portfolio	$175,898	$18,762
American Funds Insurance Series® Capital World Bond Fund®	$2,840,147	$3,375,421
American Funds Insurance Series® Capital World Growth and Income Fund®+	$2,452,686	$6,754,603
American Funds Insurance Series® Asset Allocation Fund	$12,776,502	$21,983,475
American Funds Insurance Series® Washington Mutual Investors FundSM+	$5,608,853	$11,219,993
American Funds Insurance Series® The Bond Fund of America®+	$17,612,807	$18,644,606
American Funds Insurance Series® Global Growth Fund	$5,725,727	$8,991,747
American Funds Insurance Series® Growth Fund	$79,279,207	$96,983,449
American Funds Insurance Series® Growth-Income Fund	$14,126,356	$60,310,454
American Funds Insurance Series® International Fund	$6,476,659	$17,726,956
American Funds Insurance Series® New World Fund®	$2,472,968	$5,547,753
American Funds Insurance Series® Global Small Capitalization Fund	$2,914,998	$7,632,441
Columbia Variable Portfolio - Small Company Growth Fund	$1,178,289	$1,261,068
Allspring VT Omega Growth Fund+	$71,595	$215,730
Fidelity® VIP Growth Portfolio	$419,287	$538,434
Fidelity® VIP Contrafund® Portfolio	$2,215,329	$2,488,475
Fidelity® VIP Mid Cap Portfolio	$1,962,906	$2,691,774
Fidelity® VIP Value Strategies Portfolio	$162,415	$136,633
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$28,378	$108,359
Fidelity® VIP Strategic Income Portfolio	$30,366	$3,103
Franklin Rising Dividends VIP Fund	$9,593,610	$25,709,338
Franklin Income VIP Fund	$16,477,015	$39,886,689
Franklin Large Cap Growth VIP Fund	$5,718,673	$7,122,891
Franklin Global Real Estate VIP Fund	$36,428	$74,143
Franklin Small-Mid Cap Growth VIP Fund	$8,874,186	$11,624,377
Franklin Small Cap Value VIP Fund	$3,363,384	$3,962,333
Franklin Strategic Income VIP Fund	$8,067,525	$11,742,665
Franklin Mutual Shares VIP Fund	$6,191,840	$23,830,334
Templeton Developing Markets VIP Fund	$1,540,067	$2,478,381
Templeton Foreign VIP Fund	$5,285,822	$11,360,092
Templeton Growth VIP Fund	$2,144,327	$10,498,689
Franklin Mutual Global Discovery VIP Fund	$2,800,898	$8,001,188
Franklin DynaTech VIP Fund+	$1,731,834	$3,588,956
Templeton Global Bond VIP Fund	$1,241,422	$1,131,353
Hartford Balanced HLS Fund	$1,159,541	$1,501,578
Hartford Total Return Bond HLS Fund	$15,324,264	$13,159,789
Hartford Capital Appreciation HLS Fund	$9,341,029	$14,005,324
Hartford Dividend and Growth HLS Fund	$4,717,293	$14,580,182
Hartford Healthcare HLS Fund	$10,889	$36,853
Hartford Disciplined Equity HLS Fund	$3,096,362	$8,765,252
Hartford International Opportunities HLS Fund	$277,630	$980,485
Hartford MidCap HLS Fund	$518,200	$318,106
Hartford Ultrashort Bond HLS Fund	$7,166,157	$10,022,473
Hartford Small Company HLS Fund	$847,510	$525,538
Hartford SmallCap Growth HLS Fund	$210,592	$340,463
Hartford Stock HLS Fund	$865,356	$926,061
Rational Trend Aggregation VA Fund+	$169,447	$2,664,109
Rational Insider Buying VA Fund+	$1,008,652	$3,119,044
Lord Abbett Series Fund - Fundamental Equity Portfolio	$43,175	$201,698
Lord Abbett Series Fund - Dividend Growth Portfolio	$275,094	$373,886
Lord Abbett Series Fund - Bond Debenture Portfolio	$1,107,896	$1,105,005
Lord Abbett Series Fund - Growth and Income Portfolio	$258,474	$207,776
MFS® Growth Series	$5,697,210	$7,191,031
MFS® Global Equity Series	$1,117,038	$1,394,937
MFS® Investors Trust Series	$2,829,321	$9,870,499
MFS® Mid Cap Growth Series	$4,696,055	$4,181,964
MFS® New Discovery Series	$6,742,189	$7,822,426
MFS® Total Return Series	$11,717,861	$21,405,447
MFS® Value Series	$3,749,302	$11,502,429
MFS® Total Return Bond Series	$8,250,490	$9,119,735
MFS® Research Series	$708,056	$904,660
MFS® High Yield Portfolio	$3,560,780	$3,812,021
BlackRock Managed Volatility V.I. Fund	$2,415,176	$3,360,217
BlackRock Global Allocation V.I. Fund	$11,352	$894
BlackRock S&P 500 Index V.I. Fund	$402,968	$958,360
BlackRock Large Cap Focus Growth V.I. Fund	$78,376	$60,752
BlackRock Equity Dividend V.I. Fund	$91,481	$119,648
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$402	$478
Morgan Stanley VIF Growth Portfolio	$103,793	$54,728
Morgan Stanley VIF Discovery Portfolio	$909,023	$575,777
Invesco V.I. American Value Fund+	$15,710,364	$2,574,618
BlackRock Capital Appreciation V.I. Fund	$95,374	$108,757
Columbia Variable Portfolio - Dividend Opportunity Fund	$223,806	$1,327,633
Columbia Variable Portfolio - Income Opportunities Fund	$680,007	$594,776
Columbia Variable Portfolio - Mid Cap Growth Fund	$225,202	$1,616,787
Invesco V.I. Discovery Mid Cap Growth Fund+	$846,246	$806,786
Invesco V.I. Capital Appreciation Fund+	$20,164	$39,993
Invesco V.I. Global Fund+	$365,046	$472,715
Invesco V.I. Main Street Fund®+	$27,354	$58,513
Invesco V.I. Main Street Small Cap Fund®+	$265,358	$964,670
Putnam VT Diversified Income Fund	$1,401,873	$1,449,912
Putnam VT Global Asset Allocation Fund	$17,198	$16,454
Putnam VT Growth Opportunities Fund	$272,332	$529,211
Putnam VT International Value Fund	$41,313	$5,831
Putnam VT International Equity Fund	$17,511	$32,370
Putnam VT Small Cap Value Fund	$51,767	$56,598
JPMorgan Insurance Trust Core Bond Portfolio	$2,609,122	$4,493,381
JPMorgan Insurance Trust U.S. Equity Portfolio	$334,792	$1,051,164
JPMorgan Insurance Trust Mid Cap Value Portfolio	$359,016	$679,233
Putnam VT Large Cap Value Fund+	$788	$24,975
PIMCO VIT All Asset Portfolio	$1,595	$2,802
PIMCO StocksPLUS® Global Portfolio	$35,323	$67,485
PSF PGIM Jennison Focused Blend Portfolio+	$—	$175
PSF PGIM Jennison Growth Portfolio+	$912	$24,981
PSF PGIM Jennison Value Portfolio+	$2	$672
PSF International Growth Portfolio+	$—	$875
ClearBridge Variable Dividend Strategy Portfolio	$3,113	$1,305
Western Asset Variable Global High Yield Bond Portfolio	$1,852	$949
Clearbridge Variable Large Cap Value Portfolio	$77,193	$80,575
Invesco V.I. Growth and Income Fund	$127,305	$498,738
Invesco V.I. Comstock Fund	$3,208	$24,731
Invesco V.I. American Franchise Fund	$3,717,424	$4,404,826
Allspring VT Index Asset Allocation Fund+	$3,147	$1,933
Allspring VT International Equity Fund+	$32,176	$173,243
Allspring VT Small Cap Growth Fund+	$216,765	$304,123
Allspring VT Discovery Fund+	$1,176	$1,067
Allspring VT Opportunity Fund+	$222,522	$1,915,852
MFS® Core Equity Portfolio	$962,576	$1,120,993
MFS® Massachusetts Investors Growth Stock Portfolio	$1,523,281	$1,653,587
MFS® Research International Portfolio	$713,456	$1,516,698
Columbia Variable Portfolio - Large Cap Growth Fund	$186,542	$1,503,453
Columbia Variable Portfolio - Overseas Core Fund	$259,770	$856,713
CTIVP® - Loomis Sayles Growth Fund	$231,597	$1,234,711

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	2,581	17,140	(14,559)
American Century VP Growth Fund	919	1,337	(418)
AB VPS Balanced Wealth Strategy Portfolio	1,122	12,337	(11,215)
AB VPS International Value Portfolio	16,619	126,338	(109,719)
AB VPS Small/Mid Cap Value Portfolio	2,862	13,126	(10,264)
AB VPS International Growth Portfolio	1,213	5,876	(4,663)
Invesco V.I. Value Opportunities Fund+	602,078	6,362,000	(5,759,922)
Invesco V.I. Core Equity Fund	77,226	220,421	(143,195)
Invesco V.I. Government Securities Fund	6,703,549	9,440,666	(2,737,117)
Invesco V.I. High Yield Fund	56,996	7,409	49,587
Invesco V.I. International Growth Fund	404,302	1,168,966	(764,664)
Invesco V.I. Main Street Mid Cap Fund®+	405,260	1,322,941	(917,681)
Invesco V.I. Small Cap Equity Fund	46,285	154,833	(108,548)
Invesco V.I. Balanced-Risk Allocation Fund	959	9,445	(8,486)
Invesco V.I. Diversified Dividend Fund	—	25	(25)
Invesco V.I. Government Money Market Fund	2,408,235	2,889,794	(481,559)
American Century VP Mid Cap Value Fund	33	352	(319)
AB VPS Growth and Income Portfolio	12,912	1,312	11,600
American Funds Insurance Series® Capital World Bond Fund®	172,120	239,908	(67,788)
American Funds Insurance Series® Capital World Growth and Income Fund®+	67,901	304,756	(236,855)
American Funds Insurance Series® Asset Allocation Fund	248,057	713,743	(465,686)
American Funds Insurance Series® Washington Mutual Investors FundSM+	1,757,131	3,524,506	(1,767,375)
American Funds Insurance Series® The Bond Fund of America®+	769,691	1,091,650	(321,959)
American Funds Insurance Series® Global Growth Fund	80,483	198,248	(117,765)
American Funds Insurance Series® Growth Fund	275,575	1,949,381	(1,673,806)
American Funds Insurance Series® Growth-Income Fund	252,138	1,580,870	(1,328,732)
American Funds Insurance Series® International Fund	276,346	935,179	(658,833)
American Funds Insurance Series® New World Fund®	43,418	147,635	(104,217)
American Funds Insurance Series® Global Small Capitalization Fund	63,513	219,851	(156,338)
Columbia Variable Portfolio - Small Company Growth Fund	34,114	146,230	(112,116)
Allspring VT Omega Growth Fund+	28	38,722	(38,694)
Fidelity® VIP Growth Portfolio	536	11,017	(10,481)
Fidelity® VIP Contrafund® Portfolio	12,153	63,651	(51,498)
Fidelity® VIP Mid Cap Portfolio	15,049	93,473	(78,424)
Fidelity® VIP Value Strategies Portfolio	3,182	4,445	(1,263)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	39	2,310	(2,271)
Fidelity® VIP Strategic Income Portfolio	1,516	151	1,365
Franklin Rising Dividends VIP Fund	102,632	551,840	(449,208)
Franklin Income VIP Fund	307,822	1,508,126	(1,200,304)
Franklin Large Cap Growth VIP Fund	61,531	169,613	(108,082)
Franklin Global Real Estate VIP Fund	842	2,283	(1,441)
Franklin Small-Mid Cap Growth VIP Fund	77,774	297,706	(219,932)
Franklin Small Cap Value VIP Fund	126,602	159,478	(32,876)
Franklin Strategic Income VIP Fund	308,032	521,513	(213,481)
Franklin Mutual Shares VIP Fund	123,576	880,800	(757,224)
Templeton Developing Markets VIP Fund	38,728	82,058	(43,330)
Templeton Foreign VIP Fund	325,954	760,520	(434,566)
Templeton Growth VIP Fund	98,525	511,887	(413,362)
Franklin Mutual Global Discovery VIP Fund	61,389	233,314	(171,925)
Franklin DynaTech VIP Fund+	20,691	86,045	(65,354)
Templeton Global Bond VIP Fund	101,239	84,642	16,597
Hartford Balanced HLS Fund	64,003	251,410	(187,407)
Hartford Total Return Bond HLS Fund	1,168,242	1,561,135	(392,893)
Hartford Capital Appreciation HLS Fund	100,379	779,833	(679,454)
Hartford Dividend and Growth HLS Fund	161,899	836,115	(674,216)
Hartford Healthcare HLS Fund	32	3,699	(3,667)
Hartford Disciplined Equity HLS Fund	81,837	298,453	(216,616)
Hartford International Opportunities HLS Fund	21,464	105,247	(83,783)
Hartford MidCap HLS Fund	7,495	19,844	(12,349)
Hartford Ultrashort Bond HLS Fund	5,225,459	7,525,517	(2,300,058)
Hartford Small Company HLS Fund	23,910	50,496	(26,586)
Hartford SmallCap Growth HLS Fund	1,937	7,509	(5,572)
Hartford Stock HLS Fund	97,335	212,535	(115,200)
Rational Trend Aggregation VA Fund+	11,402	453,572	(442,170)
Rational Insider Buying VA Fund+	96,308	912,284	(815,976)
Lord Abbett Series Fund - Fundamental Equity Portfolio	515	6,856	(6,341)
Lord Abbett Series Fund - Dividend Growth Portfolio	230	10,617	(10,387)
Lord Abbett Series Fund - Bond Debenture Portfolio	40,664	51,345	(10,681)
Lord Abbett Series Fund - Growth and Income Portfolio	4,792	9,063	(4,271)
MFS® Growth Series	62,611	192,771	(130,160)
MFS® Global Equity Series	23,662	37,074	(13,412)
MFS® Investors Trust Series	50,686	321,522	(270,836)
MFS® Mid Cap Growth Series	38,392	183,795	(145,403)
MFS® New Discovery Series	37,347	148,325	(110,978)
MFS® Total Return Series	177,488	753,366	(575,878)
MFS® Value Series	65,378	310,329	(244,951)
MFS® Total Return Bond Series	453,705	549,406	(95,701)
MFS® Research Series	11,654	21,598	(9,944)
MFS® High Yield Portfolio	203,372	269,045	(65,673)
BlackRock Managed Volatility V.I. Fund	221,005	310,023	(89,018)
BlackRock Global Allocation V.I. Fund	93	31	62
BlackRock S&P 500 Index V.I. Fund	8,003	58,039	(50,036)
BlackRock Large Cap Focus Growth V.I. Fund	—	1,147	(1,147)
BlackRock Equity Dividend V.I. Fund	882	4,339	(3,457)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	—	32	(32)
Morgan Stanley VIF Growth Portfolio	134	717	(583)
Morgan Stanley VIF Discovery Portfolio	2,399	8,244	(5,845)
Invesco V.I. American Value Fund+	1,400,442	201,185	1,199,257
BlackRock Capital Appreciation V.I. Fund	703	2,576	(1,873)
Columbia Variable Portfolio - Dividend Opportunity Fund	12,391	62,803	(50,412)
Columbia Variable Portfolio - Income Opportunities Fund	19,793	39,473	(19,680)
Columbia Variable Portfolio - Mid Cap Growth Fund	8,343	52,153	(43,810)
Invesco V.I. Discovery Mid Cap Growth Fund+	32,391	48,659	(16,268)
Invesco V.I. Capital Appreciation Fund+	51	1,059	(1,008)
Invesco V.I. Global Fund+	3,972	14,200	(10,228)
Invesco V.I. Main Street Fund®+	13	1,771	(1,758)
Invesco V.I. Main Street Small Cap Fund®+	2,199	28,576	(26,377)
Putnam VT Diversified Income Fund	96,732	96,356	376
Putnam VT Global Asset Allocation Fund	18	325	(307)
Putnam VT Growth Opportunities Fund	5,342	18,047	(12,705)
Putnam VT International Value Fund	3,532	476	3,056
Putnam VT International Equity Fund	357	1,880	(1,523)
Putnam VT Small Cap Value Fund	1,981	1,991	(10)
JPMorgan Insurance Trust Core Bond Portfolio	127,448	272,919	(145,471)
JPMorgan Insurance Trust U.S. Equity Portfolio	2,621	21,322	(18,701)
JPMorgan Insurance Trust Mid Cap Value Portfolio	5,095	18,087	(12,992)
Putnam VT Large Cap Value Fund+	—	640	(640)
PIMCO VIT All Asset Portfolio	—	164	(164)
PIMCO StocksPLUS® Global Portfolio	200	3,279	(3,079)
PSF PGIM Jennison Focused Blend Portfolio+	—	5	(5)
PSF PGIM Jennison Growth Portfolio+	228	3,676	(3,448)
PSF PGIM Jennison Value Portfolio+	—	122	(122)
PSF International Growth Portfolio+	—	306	(306)
ClearBridge Variable Dividend Strategy Portfolio	7	37	(30)
Western Asset Variable Global High Yield Bond Portfolio	139	195	(56)
Clearbridge Variable Large Cap Value Portfolio	1,810	21,365	(19,555)
Invesco V.I. Growth and Income Fund	5,524	20,482	(14,958)
Invesco V.I. Comstock Fund	—	626	(626)
Invesco V.I. American Franchise Fund	37,804	113,292	(75,488)
Allspring VT Index Asset Allocation Fund+	—	185	(185)
Allspring VT International Equity Fund+	12,029	94,110	(82,081)
Allspring VT Small Cap Growth Fund+	2,117	6,229	(4,112)
Allspring VT Discovery Fund+	—	13	(13)
Allspring VT Opportunity Fund+	1,751	58,198	(56,447)
MFS® Core Equity Portfolio	24,541	48,351	(23,810)
MFS® Massachusetts Investors Growth Stock Portfolio	17,872	62,727	(44,855)
MFS® Research International Portfolio	26,063	99,289	(73,226)
Columbia Variable Portfolio - Large Cap Growth Fund	8,209	53,136	(44,927)
Columbia Variable Portfolio - Overseas Core Fund	8,551	55,081	(46,530)
CTIVP® - Loomis Sayles Growth Fund	9,899	45,361	(35,462)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	15,013	22,000	(6,987)
American Century VP Growth Fund	210	864	(654)
AB VPS Balanced Wealth Strategy Portfolio	11,501	69,014	(57,513)
AB VPS International Value Portfolio	101,834	110,596	(8,762)
AB VPS Small/Mid Cap Value Portfolio	8,939	10,698	(1,759)
AB VPS International Growth Portfolio	—	6,529	(6,529)
Invesco V.I. Value Opportunities Fund	530,291	1,298,630	(768,339)
Invesco V.I. Core Equity Fund	89,428	255,672	(166,244)
Invesco V.I. Government Securities Fund	11,235,723	13,975,691	(2,739,968)
Invesco V.I. High Yield Fund	2,681	17,236	(14,555)
Invesco V.I. International Growth Fund	407,057	1,234,372	(827,315)
Invesco V.I. Mid Cap Core Equity Fund	474,259	1,537,876	(1,063,617)
Invesco V.I. Small Cap Equity Fund	121,063	189,355	(68,292)
Invesco V.I. Balanced-Risk Allocation Fund	4,416	17,488	(13,072)
Invesco V.I. Diversified Dividend Fund	—	26	(26)
Invesco V.I. Government Money Market Fund	4,890,633	4,023,621	867,012
American Century VP Mid Cap Value Fund	349	144	205
AB VPS Growth and Income Portfolio	705	1,230	(525)
American Funds Insurance Series® Capital World Bond Fund®	189,965	322,548	(132,583)
American Funds Insurance Series® Global Growth and Income Fund	102,069	405,240	(303,171)
American Funds Insurance Series® Asset Allocation Fund	302,049	840,326	(538,277)
American Funds Insurance Series® Blue Chip Income and Growth Fund	1,192,872	4,061,973	(2,869,101)
American Funds Insurance Series® Bond Fund	1,412,413	1,501,203	(88,790)
American Funds Insurance Series® Global Growth Fund	108,920	277,321	(168,401)
American Funds Insurance Series® Growth Fund	356,476	2,828,610	(2,472,134)
American Funds Insurance Series® Growth-Income Fund	431,236	1,776,828	(1,345,592)
American Funds Insurance Series® International Fund	519,828	889,637	(369,809)
American Funds Insurance Series® New World Fund®	60,604	186,305	(125,701)
American Funds Insurance Series® Global Small Capitalization Fund	106,740	286,519	(179,779)
Columbia Variable Portfolio - Small Company Growth Fund	36,130	249,457	(213,327)
Wells Fargo VT Omega Growth Fund	680	14,112	(13,432)
Fidelity® VIP Growth Portfolio	19,681	21,090	(1,409)
Fidelity® VIP Contrafund® Portfolio	24,211	112,236	(88,025)
Fidelity® VIP Mid Cap Portfolio	65,981	108,844	(42,863)
Fidelity® VIP Value Strategies Portfolio	1,032	3,157	(2,125)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,450	2,137	(687)
Fidelity® VIP Strategic Income Portfolio	33	164	(131)
Franklin Rising Dividends VIP Fund	119,502	616,734	(497,232)
Franklin Income VIP Fund	300,678	1,650,689	(1,350,011)
Franklin Large Cap Growth VIP Fund	92,459	303,875	(211,416)
Franklin Global Real Estate VIP Fund	1,058	1,738	(680)
Franklin Small-Mid Cap Growth VIP Fund	156,148	403,589	(247,441)
Franklin Small Cap Value VIP Fund	92,830	116,504	(23,674)
Franklin Strategic Income VIP Fund	277,622	613,639	(336,017)
Franklin Mutual Shares VIP Fund	387,041	945,510	(558,469)
Templeton Developing Markets VIP Fund	48,129	117,515	(69,386)
Templeton Foreign VIP Fund	654,406	646,830	7,576
Templeton Growth VIP Fund	82,689	755,035	(672,346)
Franklin Mutual Global Discovery VIP Fund	110,346	269,933	(159,587)
Franklin Flex Cap Growth VIP Fund	108,123	156,551	(48,428)
Templeton Global Bond VIP Fund	130,338	127,151	3,187
Hartford Balanced HLS Fund	236,961	438,009	(201,048)
Hartford Total Return Bond HLS Fund	1,905,545	2,501,419	(595,874)
Hartford Capital Appreciation HLS Fund	275,918	1,476,019	(1,200,101)
Hartford Dividend and Growth HLS Fund	409,418	948,781	(539,363)
Hartford Healthcare HLS Fund	41	153	(112)
Hartford Disciplined Equity HLS Fund	1,030,212	149,745	880,467
Hartford International Opportunities HLS Fund	66,725	157,575	(90,850)
Hartford MidCap HLS Fund	146,066	6,400	139,666
Hartford Ultrashort Bond HLS Fund	8,147,729	10,114,863	(1,967,134)
Hartford Small Company HLS Fund	18,887	74,428	(55,541)
Hartford SmallCap Growth HLS Fund	9,630	10,393	(763)
Hartford Stock HLS Fund	48,149	277,054	(228,905)
Rational Trend Aggregation VA Fund	27,706	69,255	(41,549)
Rational Insider Buying VA Fund	25,638	107,459	(81,821)
Lord Abbett Series Fund - Fundamental Equity Portfolio	5,870	13,714	(7,844)
Lord Abbett Series Fund - Dividend Growth Portfolio	8,333	36,707	(28,374)
Lord Abbett Series Fund - Bond Debenture Portfolio	51,827	71,755	(19,928)
Lord Abbett Series Fund - Growth and Income Portfolio	5,374	8,914	(3,540)
MFS® Growth Series	105,091	297,591	(192,500)
MFS® Global Equity Series	21,748	38,154	(16,406)
MFS® Investors Trust Series	99,227	307,948	(208,721)
MFS® Mid Cap Growth Series	85,073	332,421	(247,348)
MFS® New Discovery Series	70,373	237,715	(167,342)
MFS® Total Return Series	181,072	791,972	(610,900)
MFS® Value Series	172,025	262,304	(90,279)
MFS® Total Return Bond Series	711,929	1,008,347	(296,418)
MFS® Research Series	22,873	40,007	(17,134)
MFS® High Yield Portfolio	137,486	382,041	(244,555)
BlackRock Managed Volatility V.I. Fund	347,390	589,383	(241,993)
BlackRock Global Allocation V.I. Fund	27	72	(45)
BlackRock S&P 500 Index V.I. Fund	34,274	102,390	(68,116)
BlackRock Large Cap Focus Growth V.I. Fund	—	—	—
BlackRock Equity Dividend V.I. Fund	3,106	3,838	(732)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	—	33	(33)
Morgan Stanley VIF Growth Portfolio	298	1,606	(1,308)
Morgan Stanley VIF Discovery Portfolio	2,740	24,187	(21,447)
Invesco V.I. American Value Fund	17,846	10,882	6,964
BlackRock Capital Appreciation V.I. Fund	612	4,262	(3,650)
Columbia Variable Portfolio - Dividend Opportunity Fund	29,294	36,366	(7,072)
Columbia Variable Portfolio - Income Opportunities Fund	30,252	55,787	(25,535)
Columbia Variable Portfolio - Mid Cap Growth Fund	13,809	53,605	(39,796)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	242,096	27,636	214,460
Invesco Oppenheimer V.I. Capital Appreciation Fund	528	4,636	(4,108)
Invesco Oppenheimer V.I. Global Fund	5,400	41,619	(36,219)
Invesco Oppenheimer V.I. Main Street Fund®	411	5,256	(4,845)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	24,173	43,555	(19,382)
Putnam VT Diversified Income Fund	86,400	109,859	(23,459)
Putnam VT Global Asset Allocation Fund	59	4,287	(4,228)
Putnam VT Growth Opportunities Fund	4,211	32,293	(28,082)
Putnam VT International Value Fund	578	894	(316)
Putnam VT International Equity Fund	1,726	2,423	(697)
Putnam VT Small Cap Value Fund	468	1,312	(844)
JPMorgan Insurance Trust Core Bond Portfolio	197,604	380,576	(182,972)
JPMorgan Insurance Trust U.S. Equity Portfolio	11,697	34,406	(22,709)
JPMorgan Insurance Trust Mid Cap Value Portfolio	16,250	19,716	(3,466)
Putnam VT Equity Income Fund	—	945	(945)
PIMCO VIT All Asset Portfolio	—	7	(7)
PIMCO StocksPLUS® Global Portfolio	3,196	5,029	(1,833)
Prudential Series Jennison 20/20 Focus Portfolio	—	1	(1)
Prudential Series Jennison Portfolio	39,224	644	38,580
Prudential Series Value Portfolio	—	115	(115)
Prudential Series SP International Growth Portfolio	—	290	(290)
ClearBridge Variable Dividend Strategy Portfolio	10	134	(124)
Western Asset Variable Global High Yield Bond Portfolio	171	812	(641)
Clearbridge Variable Large Cap Value Portfolio	2,371	20,672	(18,301)
Invesco V.I. Growth and Income Fund	7,590	7,614	(24)
Invesco V.I. Comstock Fund	124	1,029	(905)
Invesco V.I. American Franchise Fund	83,641	203,205	(119,564)
Wells Fargo VT Index Asset Allocation Fund	—	224	(224)
Wells Fargo VT International Equity Fund	42,285	60,013	(17,728)
Wells Fargo VT Small Cap Growth Fund	4,266	7,580	(3,314)
Wells Fargo VT Discovery Fund	—	15	(15)
Wells Fargo VT Opportunity Fund	13,046	44,472	(31,426)
MFS® Core Equity Portfolio	26,422	58,329	(31,907)
MFS® Massachusetts Investors Growth Stock Portfolio	28,266	101,554	(73,288)
MFS® Research International Portfolio	56,009	144,206	(88,197)
Columbia Variable Portfolio - Large Cap Growth Fund	24,657	98,169	(73,512)
Columbia Variable Portfolio - Overseas Core Fund	39,175	54,546	(15,371)
CTIVP® - Loomis Sayles Growth Fund	14,837	46,870	(32,033)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2021. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2021	41,366	$26.173946	to	$28.999366	$1,180,285	0.50%	to	1.45%	0.39%	to	1.55%	22.49%	to	23.66%
2020	55,925	$21.367737	to	$23.450700	$1,292,716	0.50%	to	1.45%	2.15%	to	2.21%	(0.62)%	to	0.33%
2019	62,912	$21.501257	to	$23.374017	$1,455,732	0.50%	to	1.45%	1.96%	to	1.96%	25.10%	to	26.29%
2018	86,661	$17.187910	to	$18.508409	$1,590,679	0.50%	to	1.45%	1.49%	to	1.53%	(10.58)%	to	(9.73)%
2017	90,449	$19.222298	to	$20.503245	$1,841,868	0.50%	to	1.45%	1.50%	to	1.52%	7.01%	to	8.03%
American Century VP Growth Fund
2021	1,830	$44.882574	to	$44.882574	$82,133	0.65%	to	0.65%	—%	to	—%	26.31%	to	26.31%
2020	2,248	$35.532853	to	$35.532853	$79,879	0.65%	to	0.65%	0.33%	to	0.33%	33.80%	to	33.80%
2019	2,902	$26.557241	to	$26.557241	$77,063	0.65%	to	0.65%	0.26%	to	0.26%	34.46%	to	34.46%
2018	4,612	$19.751240	to	$19.751240	$91,098	0.65%	to	0.65%	0.11%	to	0.11%	(2.23)%	to	(2.23)%
2017	4,847	$20.200979	to	$20.200979	$97,907	0.65%	to	0.65%	0.63%	to	0.63%	29.38%	to	29.38%
AB VPS Balanced Wealth Strategy Portfolio
2021	143,703	$23.281991	to	$28.256774	$2,722,090	0.50%	to	2.70%	0.08%	to	0.24%	10.35%	to	12.80%
2020	154,918	$21.099126	to	$25.050508	$2,634,262	0.50%	to	2.70%	0.88%	to	2.21%	6.34%	to	8.71%
2019	212,431	$19.840768	to	$23.044027	$3,595,924	0.50%	to	2.70%	2.30%	to	2.33%	15.06%	to	17.61%
2018	249,313	$17.244421	to	$19.593049	$3,636,382	0.50%	to	2.70%	1.68%	to	1.69%	(8.90)%	to	(6.88)%
2017	282,012	$18.929797	to	$21.039797	$4,424,886	0.50%	to	2.70%	1.82%	to	1.82%	12.54%	to	15.05%
AB VPS International Value Portfolio
2021	402,252	$14.312364	to	$16.736638	$3,318,597	0.50%	to	2.70%	1.70%	to	1.79%	7.90%	to	10.30%
2020	511,971	$13.264223	to	$15.173551	$3,855,007	0.50%	to	2.70%	1.72%	to	1.76%	(0.51)%	to	1.70%
2019	520,733	$13.332472	to	$14.919716	$3,878,473	0.50%	to	2.70%	0.84%	to	0.87%	13.68%	to	16.21%
2018	545,951	$11.727917	to	$12.838845	$3,552,361	0.50%	to	2.70%	0.77%	to	1.09%	(25.03)%	to	(23.36)%
2017	575,458	$15.643661	to	$16.752424	$4,943,871	0.50%	to	2.70%	2.02%	to	2.24%	21.76%	to	24.47%
AB VPS Small/Mid Cap Value Portfolio
2021	42,349	$42.189329	to	$48.083889	$1,342,431	0.50%	to	2.75%	—%	to	0.60%	31.93%	to	34.93%
2020	52,613	$31.978466	to	$35.636456	$1,249,116	0.50%	to	2.75%	0.80%	to	0.84%	0.26%	to	2.54%
2019	54,372	$31.896029	to	$34.753847	$1,272,620	0.50%	to	2.75%	0.32%	to	0.34%	16.65%	to	19.30%
2018	65,725	$27.342613	to	$29.130337	$1,306,557	0.50%	to	2.75%	0.19%	to	0.23%	(17.59)%	to	(15.72)%
2017	79,290	$33.180411	to	$34.562643	$1,891,389	0.50%	to	2.75%	0.24%	to	0.25%	9.79%	to	12.29%
AB VPS International Growth Portfolio
2021	26,772	$14.112845	to	$22.988228	$386,002	1.25%	to	2.70%	—%	to	—%	5.13%	to	6.67%
2020	31,435	$13.230890	to	$21.866344	$436,943	1.25%	to	2.70%	0.99%	to	1.19%	26.15%	to	27.99%
2019	37,964	$10.337219	to	$17.333346	$412,327	1.25%	to	2.70%	0.28%	to	0.29%	23.85%	to	25.65%
2018	45,811	$8.226871	to	$13.995949	$389,859	1.25%	to	2.70%	0.40%	to	0.40%	(19.80)%	to	(18.62)%
2017	59,347	$10.109732	to	$17.450543	$611,154	1.25%	to	2.70%	0.87%	to	0.95%	31.05%	to	32.96%
Invesco V.I. Value Opportunities Fund+
2021	—	$3.052862	to	$33.526619	$—	0.85%	to	2.80%	0.82%	to	0.84%	27.17%	to	28.09%
2020	5,759,922	$2.383302	to	$26.363868	$11,627,620	0.85%	to	2.80%	0.40%	to	0.41%	2.54%	to	4.56%
2019	6,528,261	$2.279300	to	$25.710068	$12,673,729	0.85%	to	2.80%	0.24%	to	0.24%	27.01%	to	29.51%
2018	7,465,434	$1.759925	to	$20.241880	$11,258,230	0.85%	to	2.80%	0.32%	to	0.32%	(21.41)%	to	(19.86)%
2017	8,398,891	$2.196079	to	$25.756336	$15,999,970	0.85%	to	2.80%	0.40%	to	0.40%	14.20%	to	16.44%
Invesco V.I. Core Equity Fund
2021	1,069,488	$31.794381	to	$39.337168	$27,364,628	0.30%	to	2.75%	0.34%	to	0.67%	24.28%	to	27.00%
2020	1,212,683	$25.583443	to	$30.270210	$24,985,622	0.50%	to	2.75%	1.05%	to	1.18%	10.76%	to	13.01%
2019	1,378,927	$23.097375	to	$26.786554	$25,754,092	0.50%	to	2.75%	0.17%	to	0.95%	25.47%	to	28.02%
2018	1,600,888	$18.408618	to	$20.922989	$23,750,133	0.50%	to	2.75%	—%	to	0.90%	(11.85)%	to	(10.06)%
2017	1,840,303	$20.884186	to	$23.263545	$30,798,707	0.50%	to	2.75%	0.80%	to	1.04%	10.11%	to	12.31%
Invesco V.I. Government Securities Fund
2021	44,412,562	$1.609700	to	$9.730853	$60,612,621	0.85%	to	2.80%	2.15%	to	2.47%	(4.97)%	to	(3.09)%
2020	47,149,679	$1.661102	to	$10.239324	$66,804,350	0.85%	to	2.80%	2.52%	to	2.52%	3.34%	to	5.37%
2019	49,889,647	$1.576383	to	$9.908485	$67,824,159	0.85%	to	2.80%	2.53%	to	2.58%	3.14%	to	5.18%
2018	58,982,046	$1.498812	to	$9.606402	$76,929,665	0.85%	to	2.80%	2.18%	to	2.20%	(2.22)%	to	(0.29)%
2017	65,970,861	$1.503200	to	$9.824279	$87,071,468	0.85%	to	2.80%	2.10%	to	2.12%	(0.86)%	to	1.09%
Invesco V.I. High Yield Fund
2021	166,792	$2.329674	to	$22.642496	$453,868	1.70%	to	2.65%	4.75%	to	8.81%	1.65%	to	2.62%
2020	117,205	$2.270143	to	$22.274429	$333,250	1.70%	to	2.65%	6.02%	to	6.03%	0.62%	to	1.58%
2019	131,760	$2.234887	to	$21.893599	$324,289	1.70%	to	2.75%	0.03%	to	5.08%	10.43%	to	11.60%
2018	107,123	$2.002661	to	$19.825577	$263,896	1.70%	to	2.75%	5.07%	to	5.30%	(5.97)%	to	(4.98)%
2017	127,229	$2.107655	to	$21.085280	$508,937	1.70%	to	2.75%	3.98%	to	4.07%	3.42%	to	4.51%
Invesco V.I. International Growth Fund
2021	5,478,597	$22.918186	to	$26.097468	$24,127,252	0.30%	to	2.80%	—%	to	1.34%	2.97%	to	5.29%
2020	6,243,261	$22.258091	to	$24.786293	$26,233,825	0.30%	to	2.80%	—%	to	2.40%	10.85%	to	13.40%
2019	7,070,576	$20.079731	to	$21.857569	$26,541,900	0.30%	to	2.80%	—%	to	1.58%	25.03%	to	27.85%
2018	8,584,743	$16.060392	to	$17.095661	$25,800,409	0.30%	to	2.80%	—%	to	2.13%	(17.32)%	to	(15.46)%
2017	9,693,455	$19.425716	to	$20.221611	$34,441,109	0.30%	to	2.80%	—%	to	1.44%	19.61%	to	22.36%
Invesco V.I. Main Street Mid Cap Fund®+
2021	6,872,478	$27.655875	to	$32.396677	$25,733,355	0.65%	to	2.80%	0.26%	to	0.45%	19.84%	to	22.07%
2020	7,790,159	$23.076506	to	$26.539528	$24,150,313	0.65%	to	2.80%	0.51%	to	0.74%	6.23%	to	8.24%
2019	8,853,776	$21.722629	to	$24.520242	$25,506,863	0.65%	to	2.80%	0.07%	to	0.50%	21.82%	to	24.23%
2018	10,178,122	$17.831447	to	$19.738095	$23,874,817	0.65%	to	2.80%	0.09%	to	0.51%	(13.80)%	to	(12.17)%
2017	11,917,687	$20.685989	to	$22.473592	$32,149,013	0.65%	to	2.80%	0.32%	to	0.53%	11.75%	to	13.91%
Invesco V.I. Small Cap Equity Fund
2021	522,611	$35.837174	to	$44.323102	$19,328,415	0.30%	to	2.80%	—%	to	0.17%	17.08%	to	19.73%
2020	631,159	$30.608904	to	$37.017915	$19,732,844	0.30%	to	2.80%	—%	to	0.34%	23.73%	to	26.49%
2019	699,451	$24.738082	to	$28.657437	$17,488,092	0.50%	to	2.80%	—%	to	—%	23.11%	to	25.69%
2018	800,697	$20.094666	to	$23.237086	$16,121,168	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	933,454	$24.335556	to	$27.508052	$22,532,980	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
Invesco V.I. Balanced-Risk Allocation Fund
2021	51,196	$15.283831	to	$18.761536	$863,291	0.50%	to	2.40%	2.91%	to	3.04%	6.67%	to	8.72%
2020	59,682	$14.328032	to	$17.257367	$935,500	0.50%	to	2.40%	7.55%	to	7.94%	7.38%	to	9.44%
2019	72,754	$13.343050	to	$15.768680	$1,049,703	0.50%	to	2.40%	—%	to	—%	12.16%	to	14.31%
2018	92,556	$11.896602	to	$13.794728	$1,187,793	0.50%	to	2.40%	1.27%	to	1.31%	(8.92)%	to	(7.18)%
2017	109,910	$13.062314	to	$14.861220	$1,531,700	0.50%	to	2.40%	3.88%	to	4.13%	7.23%	to	9.28%
Invesco V.I. Diversified Dividend Fund
2021	275	$24.442023	to	$24.442023	$6,730	1.70%	to	1.70%	1.98%	to	1.98%	16.60%	to	16.60%
2020	300	$20.962948	to	$20.962948	$6,295	1.70%	to	1.70%	2.91%	to	2.91%	(1.82)%	to	(1.82)%
2019	326	$21.351168	to	$21.351168	$6,965	1.70%	to	1.70%	2.72%	to	2.72%	22.67%	to	22.67%
2018	365	$17.405343	to	$17.405343	$6,356	1.70%	to	1.70%	2.17%	to	2.17%	(9.37)%	to	(9.37)%
2017	394	$19.204376	to	$19.204376	$7,564	1.70%	to	1.70%	1.50%	to	1.50%	6.52%	to	6.52%
Invesco V.I. Government Money Market Fund
2021	5,286,481	$8.144581	to	$10.095488	$47,744,343	0.30%	to	2.80%	—%	to	0.01%	(2.75)%	to	(0.29)%
2020	5,768,040	$8.375289	to	$10.125144	$52,819,533	0.30%	to	2.80%	—%	to	0.29%	(2.55)%	to	(0.09)%
2019	4,901,028	$8.693415	to	$10.133930	$45,661,891	0.30%	to	2.75%	1.62%	to	1.86%	(0.87)%	to	1.34%
2018	5,792,357	$8.769400	to	$9.999989	$53,661,271	0.30%	to	2.75%	1.28%	to	1.42%	(1.20)%	to	0.99%
2017	5,269,921	$8.876326	to	$9.901669	$49,089,284	0.30%	to	2.75%	0.30%	to	0.64%	(2.16)%	to	0.01%
American Century VP Mid Cap Value Fund
2021	3,226	$27.596922	to	$30.610848	$96,817	0.50%	to	1.45%	1.01%	to	1.03%	21.25%	to	22.40%
2020	3,545	$22.761118	to	$25.008360	$87,037	0.50%	to	1.45%	1.70%	to	1.71%	(0.34)%	to	0.61%
2019	3,340	$22.839853	to	$24.857624	$81,643	0.50%	to	1.45%	1.91%	to	1.92%	27.14%	to	28.35%
2018	4,189	$17.964559	to	$19.367050	$79,971	0.50%	to	1.45%	1.10%	to	1.26%	(14.22)%	to	(13.40)%
2017	6,844	$20.941448	to	$22.362747	$151,362	0.50%	to	1.45%	1.40%	to	1.40%	9.86%	to	10.91%
AB VPS Growth and Income Portfolio
2021	20,403	$13.661516	to	$14.134566	$282,670	1.25%	to	2.45%	0.61%	to	0.64%	24.75%	to	26.25%
2020	8,803	$10.951484	to	$11.195674	$98,098	1.25%	to	2.45%	1.33%	to	1.33%	(0.01)%	to	1.20%
2019♦	9,328	$10.952221	to	$11.062894	$102,971	1.25%	to	2.45%	1.01%	to	1.02%	9.52%	to	10.63%
American Funds Insurance Series® Capital World Bond Fund®
2021	1,404,296	$10.777853	to	$11.062217	$17,723,924	0.50%	to	2.75%	1.62%	to	1.76%	(7.50)%	to	(5.65)%
2020	1,472,084	$11.423284	to	$11.959025	$19,994,237	0.50%	to	2.75%	0.84%	to	1.22%	6.92%	to	9.07%
2019	1,604,667	$10.473324	to	$11.185125	$20,234,122	0.50%	to	2.75%	1.41%	to	1.50%	4.85%	to	7.00%
2018	1,843,572	$9.788153	to	$10.668221	$21,965,227	0.50%	to	2.75%	1.73%	to	1.95%	(4.01)%	to	(2.10)%
2017	2,099,339	$9.998043	to	$11.113629	$25,833,116	0.50%	to	2.75%	0.36%	to	0.42%	(0.02)%	to	3.96%
American Funds Insurance Series® Capital World Growth and Income Fund®+
2021	1,715,573	$15.308716	to	$32.958188	$38,617,011	0.50%	to	2.75%	1.34%	to	1.46%	11.66%	to	13.89%
2020	1,952,428	$13.441354	to	$29.515709	$38,993,616	0.50%	to	2.75%	1.12%	to	1.22%	5.78%	to	8.00%
2019	2,255,599	$12.445256	to	$27.902511	$41,881,710	0.50%	to	2.75%	1.46%	to	1.66%	27.59%	to	30.08%
2018	2,666,657	$9.567445	to	$21.759494	$38,499,132	0.50%	to	2.80%	0.22%	to	1.48%	(12.13)%	to	(10.34)%
2017	3,146,861	$10.670657	to	$24.762218	$51,339,431	0.50%	to	2.80%	1.83%	to	2.10%	6.71%	to	22.59%
American Funds Insurance Series® Asset Allocation Fund
2021	4,671,910	$15.212317	to	$29.496576	$137,654,512	0.50%	to	2.80%	0.29%	to	1.36%	11.92%	to	14.27%
2020	5,137,596	$13.312705	to	$26.354191	$134,215,767	0.50%	to	2.80%	0.73%	to	1.76%	9.35%	to	11.60%
2019	5,675,873	$11.928983	to	$24.100232	$135,014,446	0.50%	to	2.80%	1.75%	to	1.84%	17.88%	to	20.32%
2018	6,425,392	$9.914185	to	$20.443889	$128,179,835	0.50%	to	2.80%	1.36%	to	1.45%	(7.24)%	to	(5.31)%
2017	7,490,631	$10.469884	to	$22.139871	$159,190,876	0.50%	to	2.75%	1.06%	to	1.67%	4.70%	to	13.08%
American Funds Insurance Series® Washington Mutual Investors FundSM+
2021	23,639,630	$16.459154	to	$37.439332	$74,980,855	0.30%	to	2.75%	1.27%	to	1.47%	24.32%	to	27.13%
2020	25,407,005	$12.946697	to	$30.116208	$64,495,618	0.30%	to	2.75%	1.73%	to	1.96%	5.73%	to	8.15%
2019	28,276,106	$11.971410	to	$28.482870	$67,075,208	0.30%	to	2.75%	—%	to	2.00%	18.09%	to	20.67%
2018	32,461,292	$9.920577	to	$24.120341	$64,983,677	0.30%	to	2.75%	—%	to	1.78%	(11.14)%	to	(9.19)%
2017	39,821,581	$10.915463	to	$27.019907	$89,031,387	0.50%	to	2.80%	0.33%	to	1.53%	9.15%	to	13.81%
American Funds Insurance Series® The Bond Fund of America®+
2021	6,924,935	$11.557708	to	$12.700929	$110,508,611	0.50%	to	2.75%	1.24%	to	1.35%	(3.01)%	to	(1.08)%
2020	7,246,894	$11.684237	to	$13.095358	$118,167,302	0.50%	to	2.75%	1.76%	to	3.48%	6.76%	to	8.83%
2019	7,335,684	$10.735782	to	$12.266349	$111,523,128	0.50%	to	2.75%	1.59%	to	2.67%	6.39%	to	8.54%
2018	8,278,849	$9.891325	to	$11.529400	$116,160,829	0.50%	to	2.75%	2.34%	to	2.39%	(3.41)%	to	(1.38)%
2017	9,499,220	$10.029764	to	$11.935949	$136,569,462	0.50%	to	2.75%	1.43%	to	1.87%	0.30%	to	0.85%
American Funds Insurance Series® Global Growth Fund
2021	1,283,186	$46.039222	to	$61.298850	$54,887,814	0.85%	to	2.75%	0.33%	to	0.34%	13.26%	to	15.44%
2020	1,400,951	$16.780459	to	$40.648006	$52,706,820	0.50%	to	2.75%	0.11%	to	0.35%	26.93%	to	29.52%
2019	1,569,352	$12.956097	to	$32.024496	$46,013,318	0.50%	to	2.75%	0.95%	to	1.08%	31.61%	to	34.20%
2018	1,882,834	$9.654189	to	$24.210580	$42,017,302	0.50%	to	2.80%	0.08%	to	0.51%	(11.56)%	to	(9.69)%
2017	2,135,003	$10.690165	to	$27.374033	$52,725,970	0.50%	to	2.80%	0.48%	to	0.63%	6.90%	to	27.84%
American Funds Insurance Series® Growth Fund
2021	10,450,338	$25.393402	to	$68.691717	$535,524,328	0.30%	to	2.80%	0.06%	to	0.21%	18.62%	to	21.32%
2020	12,124,144	$20.788080	to	$57.907788	$516,683,824	0.50%	to	2.80%	0.22%	to	0.33%	47.89%	to	50.96%
2019	14,596,278	$13.770810	to	$39.157035	$410,095,735	0.50%	to	2.80%	0.53%	to	0.84%	27.16%	to	29.79%
2018	17,125,728	$10.640480	to	$30.792652	$373,187,840	0.30%	to	2.80%	—%	to	0.40%	(3.00)%	to	(0.80)%
2017	20,385,830	$10.726522	to	$31.745880	$447,865,308	0.30%	to	2.80%	0.24%	to	0.53%	7.27%	to	24.75%
American Funds Insurance Series® Growth-Income Fund
2021	8,839,811	$18.334053	to	$42.957770	$341,233,570	0.50%	to	2.80%	0.93%	to	1.05%	20.67%	to	23.18%
2020	10,168,543	$14.883680	to	$35.599175	$321,997,763	0.50%	to	2.80%	1.11%	to	1.42%	10.41%	to	12.68%
2019	11,514,135	$13.208437	to	$32.242598	$327,072,132	0.50%	to	2.80%	1.47%	to	1.70%	22.65%	to	25.23%
2018	13,279,628	$10.547662	to	$26.287348	$304,182,757	0.50%	to	2.80%	1.01%	to	1.28%	(4.50)%	to	(2.55)%
2017	15,778,593	$10.823191	to	$27.525937	$372,003,192	0.50%	to	2.80%	1.02%	to	1.40%	8.23%	to	19.00%
American Funds Insurance Series® International Fund
2021	4,093,205	$12.569372	to	$21.704405	$74,327,571	0.30%	to	2.75%	1.21%	to	2.28%	(4.17)%	to	(2.01)%
2020	4,752,038	$12.826795	to	$22.648525	$88,318,772	0.30%	to	2.75%	0.30%	to	0.69%	10.88%	to	13.32%
2019	5,121,847	$11.319229	to	$20.426000	$85,410,841	0.30%	to	2.75%	—%	to	1.54%	19.55%	to	22.30%
2018	6,043,878	$9.255268	to	$17.085804	$83,257,211	0.30%	to	2.75%	—%	to	1.78%	(15.49)%	to	(13.67)%
2017	6,885,084	$10.720462	to	$20.217781	$110,844,370	0.30%	to	2.75%	0.92%	to	1.38%	7.20%	to	28.56%
American Funds Insurance Series® New World Fund®
2021	785,271	$15.317447	to	$25.561739	$26,797,548	0.30%	to	2.75%	0.25%	to	0.84%	2.08%	to	4.32%
2020	889,488	$14.683658	to	$25.042110	$29,568,355	0.30%	to	2.75%	—%	to	0.07%	20.23%	to	22.92%
2019	1,015,189	$11.945320	to	$20.828630	$27,625,726	0.30%	to	2.75%	—%	to	0.92%	25.64%	to	28.43%
2018	1,191,923	$9.301084	to	$16.577745	$25,917,418	0.30%	to	2.75%	—%	to	0.82%	(16.37)%	to	(14.51)%
2017	1,413,979	$10.879165	to	$19.823120	$36,479,742	0.30%	to	2.75%	0.61%	to	0.95%	8.79%	to	25.94%
American Funds Insurance Series® Global Small Capitalization Fund
2021	1,020,039	$17.363886	to	$38.415811	$34,312,643	0.30%	to	2.75%	—%	to	—%	3.84%	to	6.11%
2020	1,176,377	$16.364324	to	$36.994250	$37,300,394	0.30%	to	2.75%	0.09%	to	0.16%	26.20%	to	29.00%
2019	1,356,156	$12.685349	to	$29.312834	$33,336,774	0.30%	to	2.75%	—%	to	0.15%	27.95%	to	30.85%
2018	1,568,362	$9.694514	to	$22.793980	$29,761,969	0.30%	to	2.80%	—%	to	0.04%	(13.02)%	to	(11.07)%
2017	1,850,115	$10.901655	to	$26.205876	$39,665,965	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
Columbia Variable Portfolio - Small Company Growth Fund
2021	784,490	$5.020557	to	$58.121560	$5,270,127	1.70%	to	2.80%	—%	to	—%	(5.58)%	to	(4.54)%
2020	896,606	$5.259160	to	$61.556762	$6,438,292	1.70%	to	2.80%	—%	to	—%	66.41%	to	68.24%
2019	1,109,933	$3.125905	to	$36.991782	$4,755,462	1.70%	to	2.80%	—%	to	—%	36.82%	to	38.33%
2018	1,296,619	$2.259761	to	$27.037123	$3,967,091	1.70%	to	2.80%	—%	to	—%	(4.47)%	to	(3.41)%
2017	1,550,710	$2.339489	to	$28.300855	$4,816,533	1.70%	to	2.80%	—%	to	—%	25.68%	to	27.07%
Allspring VT Omega Growth Fund+
2021	150,867	$52.793758	to	$62.319509	$691,080	1.25%	to	2.45%	—%	to	—%	12.48%	to	13.84%
2020	189,561	$46.934619	to	$54.742957	$805,632	1.25%	to	2.45%	—%	to	—%	39.94%	to	41.63%
2019	202,993	$38.652451	to	$43.134586	$614,982	1.25%	to	2.75%	—%	to	—%	33.67%	to	35.69%
2018	285,144	$28.485826	to	$32.268741	$624,244	1.25%	to	2.75%	—%	to	—%	(2.21)%	to	(0.73)%
2017	280,899	$28.695211	to	$32.997419	$592,593	1.25%	to	2.75%	0.23%	to	0.24%	31.29%	to	33.28%
Fidelity® VIP Growth Portfolio
2021	36,702	$46.506451	to	$68.835840	$1,785,604	1.25%	to	2.40%	—%	to	—%	19.99%	to	21.38%
2020	47,183	$38.315724	to	$55.324211	$1,897,975	1.25%	to	2.70%	0.03%	to	0.04%	39.73%	to	41.77%
2019	48,592	$27.027166	to	$39.594026	$1,404,128	1.25%	to	2.70%	0.05%	to	0.06%	30.41%	to	32.31%
2018	76,631	$20.426792	to	$30.361627	$1,587,770	1.25%	to	2.70%	0.01%	to	0.04%	(3.09)%	to	(1.67)%
2017	86,555	$20.773564	to	$31.328356	$1,814,724	1.25%	to	2.70%	—%	to	0.08%	31.23%	to	33.14%
Fidelity® VIP Contrafund® Portfolio
2021	379,320	$49.995060	to	$60.531420	$14,754,650	0.50%	to	2.75%	0.03%	to	0.03%	24.05%	to	26.87%
2020	430,818	$40.301088	to	$47.709520	$13,362,651	0.50%	to	2.75%	0.08%	to	0.08%	26.70%	to	29.58%
2019	518,843	$31.807540	to	$36.817306	$12,589,544	0.50%	to	2.75%	0.21%	to	0.22%	27.71%	to	30.62%
2018	613,365	$24.905161	to	$28.186566	$11,651,008	0.50%	to	2.75%	0.44%	to	0.44%	(9.17)%	to	(7.11)%
2017	725,286	$27.420725	to	$30.342536	$14,891,376	0.50%	to	2.75%	0.76%	to	0.78%	18.29%	to	20.98%
Fidelity® VIP Mid Cap Portfolio
2021	333,281	$40.186468	to	$44.679269	$9,892,609	0.50%	to	2.70%	0.32%	to	0.37%	21.97%	to	24.68%
2020	411,705	$32.947923	to	$35.834747	$9,937,154	0.50%	to	2.70%	0.38%	to	0.42%	14.73%	to	17.28%
2019	454,568	$28.718380	to	$30.555009	$9,383,865	0.50%	to	2.70%	0.62%	to	0.70%	19.89%	to	22.56%
2018	516,301	$23.953677	to	$24.931094	$8,816,633	0.50%	to	2.70%	0.40%	to	0.40%	(17.04)%	to	(15.20)%
2017	619,332	$28.875414	to	$29.398935	$12,575,578	0.50%	to	2.70%	0.48%	to	0.49%	17.33%	to	19.94%
Fidelity® VIP Value Strategies Portfolio
2021	23,401	$29.049057	to	$47.975077	$755,938	1.25%	to	2.75%	0.11%	to	1.27%	29.73%	to	31.69%
2020	24,664	$22.059290	to	$36.981426	$599,959	1.25%	to	2.75%	1.05%	to	1.06%	5.09%	to	6.68%
2019	26,789	$20.678302	to	$35.190452	$605,174	1.25%	to	2.75%	1.43%	to	1.43%	30.46%	to	32.43%
2018	29,836	$15.614159	to	$26.973639	$507,059	1.25%	to	2.75%	0.69%	to	0.71%	(19.74)%	to	(18.52)%
2017	31,607	$19.164009	to	$33.606969	$656,856	1.25%	to	2.75%	1.24%	to	1.30%	15.86%	to	17.61%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2021	6,149	$41.442478	to	$58.806754	$238,624	1.25%	to	2.40%	0.01%	to	0.12%	21.32%	to	22.73%
2020	8,420	$33.767951	to	$48.470550	$285,582	1.25%	to	2.40%	0.04%	to	0.05%	30.18%	to	31.69%
2019	9,107	$25.642809	to	$37.233195	$235,677	1.25%	to	2.40%	0.38%	to	0.39%	26.74%	to	28.21%
2018	9,963	$20.000688	to	$29.376711	$203,995	1.25%	to	2.40%	0.33%	to	0.33%	(7.42)%	to	(6.35)%
2017	12,674	$21.356064	to	$31.730615	$274,613	1.25%	to	2.40%	0.44%	to	0.47%	20.57%	to	21.97%
Fidelity® VIP Strategic Income Portfolio
2021	3,889	$18.382858	to	$18.730886	$72,242	0.50%	to	0.65%	2.39%	to	2.85%	2.86%	to	3.02%
2020	2,524	$17.871498	to	$18.182550	$45,429	0.50%	to	0.65%	3.05%	to	3.14%	6.47%	to	6.63%
2019	2,655	$16.786188	to	$17.052753	$44,850	0.50%	to	0.65%	1.03%	to	1.64%	9.94%	to	10.10%
2018	9,288	$15.268699	to	$15.487927	$142,790	0.50%	to	0.65%	3.45%	to	5.18%	(3.45)%	to	(3.31)%
2017	7,473	$15.814675	to	$16.017684	$118,687	0.50%	to	0.65%	2.95%	to	3.05%	6.85%	to	7.01%
Franklin Rising Dividends VIP Fund
2021	3,065,129	$41.618059	to	$53.843274	$147,449,237	0.50%	to	2.80%	0.84%	to	0.92%	23.29%	to	26.00%
2020	3,514,337	$33.756131	to	$42.733716	$135,758,219	0.50%	to	2.80%	1.24%	to	1.25%	12.77%	to	15.27%
2019	4,011,569	$29.934183	to	$37.072649	$135,938,565	0.50%	to	2.80%	1.15%	to	1.22%	25.66%	to	28.51%
2018	4,770,925	$23.820835	to	$28.847348	$127,442,610	0.50%	to	2.80%	1.21%	to	1.39%	(7.70)%	to	(5.64)%
2017	5,735,871	$25.807302	to	$30.570925	$164,155,125	0.50%	to	2.80%	1.48%	to	1.53%	17.23%	to	19.80%
Franklin Income VIP Fund
2021	8,513,607	$23.507682	to	$26.191692	$224,767,888	0.50%	to	2.75%	4.42%	to	4.55%	13.43%	to	16.01%
2020	9,713,911	$20.725204	to	$22.578017	$223,691,030	0.50%	to	2.75%	5.40%	to	5.63%	(2.15)%	to	0.08%
2019	11,063,922	$21.180744	to	$22.560764	$257,745,353	0.50%	to	2.75%	4.18%	to	5.14%	12.90%	to	15.47%
2018	13,073,892	$18.876011	to	$19.538448	$266,727,783	0.50%	to	2.80%	4.64%	to	4.79%	(6.95)%	to	(4.89)%
2017	15,375,955	$20.285231	to	$20.543598	$333,343,316	0.50%	to	2.80%	3.86%	to	4.09%	6.65%	to	9.00%
Franklin Large Cap Growth VIP Fund
2021	639,701	$48.018817	to	$50.468846	$26,960,299	0.95%	to	2.80%	—%	to	—%	12.09%	to	14.19%
2020	747,783	$41.038866	to	$42.838646	$27,822,409	1.35%	to	2.80%	—%	to	—%	40.64%	to	42.70%
2019	959,199	$28.759724	to	$30.459066	$25,076,182	1.35%	to	2.80%	—%	to	—%	30.86%	to	32.77%
2018	1,097,676	$21.660712	to	$23.275572	$21,764,487	1.35%	to	2.80%	—%	to	—%	(4.19)%	to	(2.79)%
2017	1,145,388	$22.282173	to	$24.293354	$23,627,681	1.35%	to	2.80%	0.62%	to	0.62%	24.57%	to	26.39%
Franklin Global Real Estate VIP Fund
2021	14,538	$27.881043	to	$32.738880	$456,929	1.40%	to	2.15%	0.90%	to	0.91%	24.10%	to	25.03%
2020	15,979	$19.682129	to	$26.185103	$401,422	1.40%	to	2.40%	—%	to	3.26%	(7.63)%	to	(6.70)%
2019	16,659	$21.308476	to	$28.066435	$448,426	1.40%	to	2.40%	2.56%	to	2.65%	19.47%	to	20.67%
2018	19,963	$17.835379	to	$23.258150	$446,824	1.40%	to	2.40%	2.61%	to	2.64%	(8.99)%	to	(8.07)%
2017	33,022	$19.596544	to	$25.300343	$811,965	1.40%	to	2.40%	3.02%	to	3.13%	7.85%	to	8.94%
Franklin Small-Mid Cap Growth VIP Fund
2021	1,351,845	$52.364348	to	$60.757449	$49,803,782	0.50%	to	2.80%	—%	to	—%	6.97%	to	9.31%
2020	1,571,777	$48.950188	to	$55.583257	$53,632,760	0.50%	to	2.80%	—%	to	—%	50.81%	to	54.23%
2019	1,819,218	$32.457390	to	$36.038163	$40,798,664	0.50%	to	2.80%	—%	to	—%	27.81%	to	30.61%
2018	2,169,200	$25.395749	to	$27.592165	$37,729,713	0.50%	to	2.80%	—%	to	—%	(7.99)%	to	(5.93)%
2017	2,552,501	$27.599807	to	$29.331498	$47,720,881	0.50%	to	2.80%	—%	to	—%	18.05%	to	20.70%
Franklin Small Cap Value VIP Fund
2021	407,004	$37.220000	to	$45.706594	$10,400,399	0.30%	to	2.75%	1.02%	to	1.23%	21.97%	to	24.80%
2020	439,880	$30.516310	to	$36.624803	$9,162,535	0.30%	to	2.75%	—%	to	1.45%	2.34%	to	4.82%
2019	463,554	$29.819901	to	$34.215823	$9,329,485	0.50%	to	2.75%	0.94%	to	1.05%	22.92%	to	25.60%
2018	546,663	$24.259372	to	$27.764714	$8,848,698	0.30%	to	2.75%	—%	to	0.76%	(15.24)%	to	(13.27)%
2017	644,831	$28.621801	to	$32.012289	$12,167,564	0.30%	to	2.75%	—%	to	0.52%	7.65%	to	10.23%
Franklin Strategic Income VIP Fund
2021	3,165,746	$15.595629	to	$16.951255	$65,430,846	0.50%	to	2.75%	3.19%	to	3.44%	(0.49)%	to	1.55%
2020	3,379,227	$15.672577	to	$16.692945	$69,892,571	0.50%	to	2.75%	4.40%	to	5.16%	0.94%	to	2.83%
2019	3,715,244	$15.526646	to	$16.233619	$75,407,009	0.50%	to	2.75%	5.43%	to	5.78%	5.47%	to	7.40%
2018	4,326,888	$14.647895	to	$15.115649	$82,090,246	0.50%	to	2.80%	2.49%	to	2.85%	(4.62)%	to	(2.72)%
2017	5,125,664	$15.357547	to	$15.538835	$100,756,200	0.50%	to	2.80%	2.70%	to	3.01%	1.85%	to	3.94%
Franklin Mutual Shares VIP Fund
2021	4,718,874	$23.547457	to	$29.800088	$126,121,776	0.30%	to	2.80%	1.21%	to	2.88%	15.88%	to	18.71%
2020	5,476,098	$20.320731	to	$25.104208	$124,666,556	0.30%	to	2.80%	—%	to	2.98%	(7.67)%	to	(5.45)%
2019	6,034,567	$22.008085	to	$26.000539	$147,740,874	0.50%	to	2.80%	1.51%	to	2.62%	19.19%	to	21.83%
2018	7,043,451	$18.464947	to	$21.751800	$143,040,128	0.30%	to	2.80%	—%	to	2.62%	(11.58)%	to	(9.43)%
2017	8,326,615	$20.882885	to	$24.016641	$189,034,255	0.30%	to	2.80%	—%	to	2.27%	5.36%	to	7.93%
Templeton Developing Markets VIP Fund
2021	472,661	$20.595662	to	$36.522127	$11,812,092	0.85%	to	2.75%	1.03%	to	1.08%	(8.07)%	to	(6.31)%
2020	515,991	$22.404484	to	$38.981630	$13,796,127	0.85%	to	2.75%	4.09%	to	4.37%	14.20%	to	16.39%
2019	585,377	$19.618264	to	$33.491115	$13,484,769	0.85%	to	2.75%	1.25%	to	1.28%	23.48%	to	25.84%
2018	682,583	$15.888264	to	$26.613105	$12,628,901	0.85%	to	2.75%	1.13%	to	1.13%	(17.74)%	to	(16.16)%
2017	819,480	$19.314424	to	$31.742262	$18,327,910	0.85%	to	2.75%	1.11%	to	1.22%	36.84%	to	39.46%
Templeton Foreign VIP Fund
2021	3,166,504	$14.706199	to	$17.126068	$43,497,988	0.30%	to	2.75%	—%	to	1.76%	1.33%	to	3.79%
2020	3,601,070	$14.512639	to	$16.500981	$48,335,905	0.30%	to	2.75%	—%	to	3.76%	(3.84)%	to	(1.63)%
2019	3,593,494	$15.092142	to	$16.775065	$49,557,327	0.30%	to	2.75%	—%	to	1.69%	9.48%	to	12.16%
2018	3,879,338	$13.785709	to	$14.956769	$48,366,811	0.30%	to	2.75%	—%	to	2.67%	(17.74)%	to	(15.79)%
2017	4,214,224	$16.758176	to	$17.761339	$63,148,606	0.30%	to	2.75%	—%	to	2.59%	13.53%	to	16.27%
Templeton Growth VIP Fund
2021	3,320,200	$19.662894	to	$24.039915	$61,477,044	0.30%	to	2.80%	—%	to	1.09%	1.98%	to	4.53%
2020	3,733,562	$19.281926	to	$22.474536	$67,260,246	0.50%	to	2.80%	2.90%	to	3.00%	2.88%	to	5.13%
2019	4,405,908	$18.846815	to	$21.378475	$76,144,110	0.50%	to	2.75%	2.77%	to	2.89%	12.03%	to	14.39%
2018	5,113,607	$16.822841	to	$18.688430	$78,065,371	0.50%	to	2.75%	1.83%	to	1.84%	(17.16)%	to	(15.31)%
2017	6,013,942	$20.307880	to	$22.065681	$109,641,328	0.50%	to	2.75%	1.44%	to	1.64%	15.29%	to	17.79%
Franklin Mutual Global Discovery VIP Fund
2021	1,117,521	$21.306071	to	$26.501293	$36,339,425	0.30%	to	2.80%	—%	to	2.67%	15.84%	to	18.62%
2020	1,289,446	$18.392654	to	$22.340643	$35,992,426	0.30%	to	2.80%	1.38%	to	2.36%	(7.10)%	to	(4.83)%
2019	1,449,033	$19.798818	to	$22.985609	$43,570,706	0.50%	to	2.80%	1.34%	to	3.00%	20.93%	to	23.66%
2018	1,718,937	$16.371480	to	$18.944755	$42,430,560	0.30%	to	2.80%	—%	to	1.73%	(13.67)%	to	(11.57)%
2017	2,026,252	$18.963990	to	$21.062852	$57,709,185	0.50%	to	2.80%	1.68%	to	1.79%	5.60%	to	7.96%
Franklin DynaTech VIP Fund+
2021	337,428	$47.876154	to	$58.993072	$14,062,409	0.50%	to	2.80%	—%	to	—%	12.94%	to	15.51%
2020	402,782	$42.391561	to	$51.073075	$14,732,220	0.50%	to	2.80%	—%	to	—%	40.89%	to	43.99%
2019	451,210	$30.088821	to	$35.470329	$11,596,294	0.50%	to	2.80%	—%	to	—%	27.54%	to	30.37%
2018	535,563	$23.591030	to	$27.207007	$10,704,620	0.50%	to	2.80%	—%	to	—%	0.29%	to	2.58%
2017	558,501	$23.630633	to	$26.522361	$10,970,274	0.50%	to	2.75%	—%	to	—%	23.50%	to	26.15%

Templeton Global Bond VIP Fund
2021	634,441	$11.155316	to	$13.015257	$7,638,740	0.50%	to	2.70%	—%	to	—%	(7.54)%	to	(5.48)%
2020	617,844	$12.065266	to	$13.770500	$7,941,774	0.50%	to	2.70%	6.02%	to	7.31%	(7.87)%	to	(5.82)%
2019	614,657	$13.096391	to	$14.621949	$8,477,945	0.50%	to	2.70%	6.81%	to	7.87%	(0.86)%	to	1.35%
2018	718,825	$13.209580	to	$14.427373	$9,893,086	0.50%	to	2.70%	—%	to	—%	(0.82)%	to	1.39%
2017	853,837	$13.318597	to	$14.229796	$11,731,550	0.50%	to	2.70%	—%	to	—%	(0.95)%	to	1.25%
Hartford Balanced HLS Fund
2021	2,471,841	$25.982300	to	$29.667261	$11,845,399	1.25%	to	2.75%	0.73%	to	0.98%	16.13%	to	18.16%
2020	2,659,248	$21.989439	to	$25.545702	$10,867,124	1.25%	to	2.75%	1.41%	to	1.71%	8.33%	to	10.23%
2019	2,860,296	$19.948771	to	$23.581242	$10,869,114	1.25%	to	2.75%	1.62%	to	1.93%	19.15%	to	21.27%
2018	3,230,890	$17.178279	to	$19.790765	$10,103,472	0.85%	to	2.75%	—%	to	1.63%	(8.06)%	to	(6.04)%
2017	3,851,653	$18.283142	to	$21.526102	$13,086,763	0.85%	to	2.75%	0.80%	to	2.05%	12.17%	to	14.61%
Hartford Total Return Bond HLS Fund
2021	11,754,483	$13.264494	to	$14.593967	$81,461,412	0.30%	to	2.80%	—%	to	2.20%	(3.91)%	to	(1.48)%
2020	12,147,376	$13.804464	to	$14.812980	$84,253,649	0.30%	to	2.80%	—%	to	3.46%	5.71%	to	8.38%
2019	12,743,250	$13.059352	to	$15.793290	$81,197,075	0.50%	to	2.80%	3.58%	to	3.85%	7.27%	to	10.10%
2018	14,815,301	$12.173989	to	$14.344597	$90,020,683	0.50%	to	2.80%	3.70%	to	3.94%	(3.65)%	to	(1.30)%
2017	16,817,785	$12.634875	to	$14.533811	$105,310,772	0.50%	to	2.80%	2.72%	to	2.84%	1.91%	to	4.63%
Hartford Capital Appreciation HLS Fund
2021	5,616,390	$41.464571	to	$48.055646	$88,697,814	0.50%	to	2.80%	0.19%	to	0.48%	11.29%	to	14.19%
2020	6,295,844	$37.257360	to	$42.084285	$89,159,752	0.50%	to	2.80%	0.70%	to	0.83%	18.27%	to	21.31%
2019	7,495,945	$31.503143	to	$34.692391	$90,325,910	0.50%	to	2.80%	0.93%	to	1.15%	27.34%	to	30.63%
2018	8,717,111	$24.738975	to	$26.558553	$82,396,865	0.50%	to	2.80%	0.65%	to	0.89%	(9.74)%	to	(7.42)%
2017	10,221,718	$27.410023	to	$28.687355	$106,852,678	0.50%	to	2.80%	0.84%	to	1.07%	18.45%	to	21.53%
Hartford Dividend and Growth HLS Fund
2021	4,043,052	$39.172812	to	$51.546759	$66,983,656	0.50%	to	2.80%	0.96%	to	1.29%	28.04%	to	31.34%
2020	4,717,268	$30.593568	to	$39.247339	$62,744,068	0.50%	to	2.80%	1.65%	to	1.70%	4.48%	to	7.23%

2019	5,256,631	$29.281629	to	$36.600599	$66,122,230	0.50%	to	2.80%	1.64%	to	1.87%	24.76%	to	27.96%
2018	6,212,201	$23.470328	to	$28.602526	$61,000,685	0.50%	to	2.80%	1.61%	to	1.86%	(8.17)%	to	(5.79)%
2017	7,208,288	$25.558708	to	$30.360968	$78,574,776	0.50%	to	2.80%	1.35%	to	1.61%	14.85%	to	17.77%
Hartford Healthcare HLS Fund
2021	6,715	$9.657410	to	$9.657410	$64,855	1.40%	to	1.40%	—%	to	—%	8.23%	to	8.23%
2020	10,382	$8.922857	to	$8.922857	$92,637	1.40%	to	1.40%	0.31%	to	0.31%	21.08%	to	21.08%
2019	10,494	$7.369428	to	$7.369428	$77,338	1.40%	to	1.40%	—%	to	—%	31.82%	to	31.82%
2018	10,592	$5.590363	to	$5.590363	$59,211	1.40%	to	1.40%	—%	to	—%	(4.31)%	to	(4.31)%
2017	13,766	$5.500146	to	$5.842235	$80,423	1.40%	to	1.75%	—%	to	—%	19.85%	to	20.27%
Hartford Disciplined Equity HLS Fund
2021	1,047,162	$52.609743	to	$64.686424	$32,403,100	0.50%	to	2.75%	—%	to	0.57%	22.11%	to	24.89%
2020	1,263,778	$43.082464	to	$51.794321	$32,277,071	0.50%	to	2.75%	0.30%	to	1.05%	14.84%	to	17.45%
2019	383,311	$25.186511	to	$44.098165	$9,591,064	0.50%	to	2.45%	0.69%	to	0.84%	30.88%	to	33.45%
2018	455,844	$28.896195	to	$33.044016	$8,834,421	0.50%	to	2.70%	—%	to	0.19%	(4.60)%	to	(2.48)%
2017	600,755	$30.291087	to	$33.884927	$11,973,068	0.50%	to	2.70%	0.97%	to	1.54%	18.67%	to	21.31%
Hartford International Opportunities HLS Fund
2021	722,378	$23.028790	to	$27.706532	$5,854,587	0.50%	to	2.75%	0.73%	to	1.02%	4.66%	to	7.28%
2020	806,161	$22.004357	to	$25.826368	$6,151,630	0.50%	to	2.75%	1.64%	to	1.95%	16.83%	to	19.85%
2019	897,011	$18.834632	to	$21.549247	$5,894,481	0.50%	to	2.75%	1.56%	to	1.93%	22.72%	to	25.80%
2018	993,845	$15.347309	to	$17.130353	$5,387,498	0.50%	to	2.75%	1.64%	to	1.90%	(21.16)%	to	(19.15)%
2017	1,099,728	$19.466539	to	$21.188012	$7,377,364	0.50%	to	2.75%	1.16%	to	1.49%	21.61%	to	24.63%
Hartford MidCap HLS Fund
2021	188,544	$12.704329	to	$13.088427	$2,546,101	0.85%	to	2.75%	—%	to	—%	6.65%	to	8.98%
2020	200,893	$11.912631	to	$12.010227	$2,530,448	0.85%	to	2.75%	—%	to	0.05%	19.13%	to	20.10%
2019	61,227	$11.537710	to	$11.537710	$706,416	1.40%	to	1.40%	—%	to	—%	30.65%	to	30.65%
2018	65,626	$8.830832	to	$8.830832	$579,538	1.40%	to	1.40%	—%	to	—%	(8.93)%	to	(8.93)%
2017	83,625	$9.696947	to	$9.696947	$810,909	1.40%	to	1.40%	—%	to	—%	22.44%	to	22.44%
Hartford Ultrashort Bond HLS Fund
2021	31,690,959	$7.343949	to	$10.247895	$37,850,596	0.30%	to	2.80%	—%	to	0.72%	(3.21)%	to	(0.76)%
2020	33,991,017	$7.587488	to	$10.326324	$41,061,752	0.30%	to	2.80%	2.01%	to	2.51%	(1.53)%	to	0.97%
2019	35,958,151	$7.705137	to	$10.227567	$40,209,037	0.30%	to	2.80%	1.63%	to	1.67%	(0.29)%	to	2.24%
2018	40,415,942	$7.727460	to	$10.003964	$44,150,314	0.30%	to	2.80%	0.87%	to	0.92%	(1.52)%	to	0.97%
2017	45,072,107	$7.847083	to	$9.907999	$49,071,410	0.30%	to	2.80%	0.51%	to	0.55%	(1.98)%	to	0.50%
Hartford Small Company HLS Fund
2021	378,114	$47.804058	to	$60.705049	$3,445,739	0.50%	to	2.80%	—%	to	—%	(1.50)%	to	1.05%
2020	404,700	$40.427736	to	$48.530009	$3,535,784	0.85%	to	2.80%	—%	to	—%	50.76%	to	54.20%
2019	460,241	$32.191209	to	$38.820600	$2,668,198	0.50%	to	2.80%	—%	to	—%	33.00%	to	36.31%
2018	525,415	$24.204101	to	$28.478787	$2,223,242	0.50%	to	2.80%	—%	to	—%	(7.15)%	to	(4.71)%
2017	612,130	$26.067689	to	$29.886392	$2,768,606	0.50%	to	2.80%	—%	to	—%	22.57%	to	25.73%
Hartford SmallCap Growth HLS Fund
2021	55,509	$44.238413	to	$56.385620	$1,548,670	1.25%	to	2.70%	—%	to	—%	1.25%	to	2.73%
2020	61,081	$43.064752	to	$55.691814	$1,739,520	1.25%	to	2.70%	—%	to	—%	29.65%	to	31.54%
2019	61,844	$32.738182	to	$42.955144	$1,348,558	1.25%	to	2.70%	—%	to	—%	32.20%	to	34.13%
2018	71,806	$24.408201	to	$32.493141	$1,249,301	1.25%	to	2.70%	—%	to	—%	(14.05)%	to	(12.80)%
2017	75,199	$24.873776	to	$27.990034	$1,537,864	1.25%	to	2.45%	0.04%	to	0.04%	17.17%	to	18.58%
Hartford Stock HLS Fund
2021	1,879,789	$36.963454	to	$45.922121	$7,330,361	0.85%	to	2.75%	0.92%	to	1.39%	21.29%	to	23.92%

2020	1,994,989	$29.827801	to	$37.862682	$6,221,722	0.85%	to	2.75%	1.43%	to	1.73%	8.76%	to	11.13%
2019	2,223,894	$26.840834	to	$34.813408	$6,414,508	0.85%	to	2.75%	1.39%	to	1.70%	27.34%	to	30.11%
2018	2,505,854	$20.629307	to	$27.339013	$5,735,937	0.85%	to	2.75%	1.29%	to	1.60%	(3.09)%	to	(0.99)%
2017	2,969,751	$20.835266	to	$28.209319	$6,984,049	0.85%	to	2.75%	1.52%	to	1.86%	16.30%	to	18.83%
Rational Trend Aggregation VA Fund+
2021	—	$19.490206	to	$24.993763	$—	0.50%	to	2.50%	0.54%	to	0.59%	10.67%	to	12.85%
2020	442,170	$17.610333	to	$22.147061	$2,307,859	0.50%	to	2.50%	0.61%	to	0.64%	(1.30)%	to	0.69%
2019	483,719	$19.532184	to	$21.994595	$2,474,112	0.50%	to	2.75%	—%	to	2.19%	4.39%	to	6.76%
2018	553,100	$18.711256	to	$20.601555	$2,605,286	0.50%	to	2.75%	3.71%	to	4.00%	(7.16)%	to	(5.05)%
2017	654,916	$20.154101	to	$21.696327	$3,403,369	0.50%	to	2.75%	3.36%	to	3.38%	(4.26)%	to	(2.08)%
Rational Insider Buying VA Fund+
2021	—	$2.492476	to	$36.360793	$—	0.50%	to	2.50%	—%	to	—%	(4.21)%	to	(2.32)%
2020	815,976	$2.601929	to	$37.224402	$2,848,146	0.50%	to	2.50%	—%	to	—%	11.32%	to	13.57%
2019	897,797	$2.337368	to	$32.777444	$2,819,126	0.50%	to	2.50%	—%	to	—%	20.94%	to	23.38%
2018	984,608	$1.932603	to	$26.565284	$2,541,085	0.50%	to	2.50%	0.62%	to	0.69%	(9.47)%	to	(7.64)%
2017	1,186,020	$2.134848	to	$28.763884	$3,494,538	0.50%	to	2.50%	0.54%	to	0.56%	14.62%	to	16.93%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2021	17,044	$26.897366	to	$34.073020	$564,225	0.50%	to	1.45%	0.80%	to	0.82%	25.48%	to	26.68%
2020	23,385	$21.435305	to	$26.897280	$606,555	0.50%	to	1.45%	0.89%	to	0.98%	0.31%	to	1.27%
2019	31,229	$21.369380	to	$26.561027	$782,705	0.50%	to	1.45%	0.99%	to	1.12%	19.77%	to	20.91%
2018	55,923	$17.842358	to	$21.967697	$1,163,402	0.50%	to	1.45%	1.40%	to	1.51%	(9.48)%	to	(8.61)%
2017	60,492	$19.639304	to	$24.038372	$1,385,575	0.50%	to	1.50%	—%	to	1.04%	10.90%	to	12.01%
Lord Abbett Series Fund - Dividend Growth Portfolio
2021	76,319	$35.771743	to	$40.709420	$2,644,629	1.25%	to	2.40%	0.69%	to	0.73%	22.64%	to	24.06%
2020	86,706	$28.833806	to	$33.192977	$2,431,597	1.25%	to	2.40%	0.86%	to	0.94%	12.68%	to	13.98%
2019	115,080	$25.296771	to	$29.457917	$2,839,270	1.25%	to	2.40%	1.54%	to	1.73%	23.45%	to	24.88%
2018	138,237	$21.153997	to	$23.150651	$2,725,654	0.85%	to	2.70%	—%	to	—%	(7.21)%	to	(5.48)%
2017	145,762	$22.380222	to	$24.950037	$3,061,894	0.85%	to	2.70%	0.39%	to	0.43%	15.95%	to	18.12%
Lord Abbett Series Fund - Bond Debenture Portfolio
2021	372,159	$21.499943	to	$22.170753	$7,445,354	0.50%	to	2.70%	2.99%	to	3.04%	0.53%	to	2.76%
2020	382,840	$21.387305	to	$21.574761	$7,536,722	0.50%	to	2.70%	3.78%	to	4.48%	4.45%	to	6.77%
2019	402,768	$20.206957	to	$20.476753	$7,503,126	0.50%	to	2.70%	3.66%	to	3.80%	10.34%	to	12.79%
2018	458,967	$17.915732	to	$18.558562	$7,658,781	0.50%	to	2.70%	3.95%	to	4.27%	(6.58)%	to	(4.50)%
2017	549,121	$18.759450	to	$19.864893	$9,682,291	0.50%	to	2.70%	3.04%	to	4.10%	6.30%	to	8.67%
Lord Abbett Series Fund - Growth and Income Portfolio
2021	60,643	$24.308435	to	$31.301026	$1,429,402	1.25%	to	2.40%	1.04%	to	1.07%	25.96%	to	27.42%
2020	64,914	$19.077676	to	$24.849461	$1,198,609	1.25%	to	2.40%	1.59%	to	1.76%	0.26%	to	1.42%
2019	68,454	$18.810265	to	$24.784516	$1,256,255	1.25%	to	2.40%	1.41%	to	1.69%	19.59%	to	20.97%
2018	80,263	$20.724317	to	$21.464992	$1,223,586	0.50%	to	2.40%	—%	to	1.39%	(10.32)%	to	(8.60)%
2017	93,217	$23.110049	to	$23.485274	$1,576,087	0.50%	to	2.40%	1.37%	to	1.38%	10.69%	to	12.82%
MFS® Growth Series
2021	716,627	$65.012733	to	$75.873965	$27,821,741	0.50%	to	2.80%	—%	to	—%	20.12%	to	22.62%
2020	846,787	$54.121821	to	$61.875988	$27,262,576	0.50%	to	2.80%	—%	to	—%	28.22%	to	30.88%
2019	1,039,287	$42.210773	to	$47.276922	$25,902,364	0.50%	to	2.80%	—%	to	—%	34.34%	to	37.09%
2018	1,349,898	$31.421847	to	$34.485795	$25,065,303	0.50%	to	2.80%	—%	to	0.09%	(0.17)%	to	1.90%
2017	1,533,512	$31.474515	to	$34.422833	$28,375,046	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%

MFS® Global Equity Series
2021	113,870	$35.572977	to	$50.361007	$4,335,562	0.85%	to	2.70%	0.62%	to	0.64%	14.09%	to	16.22%
2020	127,282	$31.180053	to	$43.333033	$4,228,819	0.85%	to	2.70%	0.94%	to	1.18%	10.27%	to	12.33%
2019	143,688	$28.276158	to	$38.576897	$4,257,184	0.85%	to	2.70%	1.07%	to	1.09%	27.09%	to	29.46%
2018	167,511	$22.248543	to	$29.797244	$3,884,571	0.85%	to	2.70%	0.78%	to	0.93%	(12.15)%	to	(10.51)%
2017	199,279	$25.325223	to	$33.295481	$5,247,444	0.85%	to	2.70%	0.81%	to	0.82%	20.77%	to	23.02%
MFS® Investors Trust Series
2021	1,320,430	$41.234188	to	$42.390914	$42,524,345	0.95%	to	2.80%	0.60%	to	0.61%	23.31%	to	25.61%
2020	1,591,266	$27.285498	to	$33.438558	$41,084,911	1.25%	to	2.80%	0.43%	to	0.63%	10.72%	to	12.19%
2019	1,799,987	$24.321045	to	$30.199846	$41,612,666	1.25%	to	2.80%	0.49%	to	0.68%	27.95%	to	29.62%
2018	2,130,444	$18.968143	to	$23.603351	$38,137,214	1.15%	to	2.80%	0.44%	to	0.64%	(8.10)%	to	(6.79)%
2017	2,583,712	$20.349036	to	$25.683454	$49,741,630	1.15%	to	2.80%	0.54%	to	0.72%	19.94%	to	21.62%
MFS® Mid Cap Growth Series
2021	889,798	$26.627414	to	$65.132381	$20,052,760	0.85%	to	2.80%	—%	to	—%	10.96%	to	13.15%
2020	1,035,201	$23.533536	to	$59.054337	$20,839,863	0.85%	to	2.75%	—%	to	—%	32.78%	to	35.33%
2019	1,282,549	$17.390355	to	$44.475488	$19,290,225	0.85%	to	2.75%	—%	to	—%	34.90%	to	37.49%
2018	1,259,139	$12.648609	to	$32.968847	$14,042,057	0.85%	to	2.75%	—%	to	—%	(1.51)%	to	0.38%
2017	1,343,451	$12.601001	to	$33.475229	$15,121,769	0.85%	to	2.75%	0.12%	to	0.12%	23.55%	to	25.92%
MFS® New Discovery Series
2021	591,091	$35.878355	to	$68.237219	$29,176,417	0.65%	to	2.80%	—%	to	—%	(1.01)%	to	0.91%
2020	702,069	$35.553185	to	$68.934908	$34,410,603	0.65%	to	2.80%	—%	to	—%	41.86%	to	44.64%
2019	869,411	$24.580273	to	$48.592365	$29,729,469	0.65%	to	2.80%	—%	to	—%	37.79%	to	40.36%
2018	1,032,226	$17.512382	to	$35.265658	$25,121,157	0.65%	to	2.80%	—%	to	—%	(4.20)%	to	(2.35)%
2017	1,236,454	$17.934518	to	$36.811059	$31,095,608	0.65%	to	2.80%	—%	to	—%	23.16%	to	25.51%
MFS® Total Return Series
2021	4,046,288	$23.746451	to	$28.815788	$114,428,201	0.50%	to	2.75%	1.62%	to	1.64%	11.02%	to	13.27%
2020	4,622,166	$21.389078	to	$25.440330	$116,231,983	0.50%	to	2.75%	0.50%	to	2.31%	6.83%	to	8.97%
2019	5,233,066	$20.020743	to	$23.346161	$121,775,278	0.50%	to	2.75%	1.96%	to	2.36%	17.12%	to	19.52%
2018	5,995,011	$17.094302	to	$19.533646	$118,370,706	0.50%	to	2.75%	2.00%	to	2.19%	(8.17)%	to	(6.34)%
2017	6,864,595	$18.615767	to	$20.856045	$146,002,086	0.50%	to	2.75%	2.18%	to	2.38%	9.25%	to	11.47%
MFS® Value Series
2021	1,214,070	$34.678532	to	$43.210412	$47,669,731	0.30%	to	2.80%	0.62%	to	1.32%	21.99%	to	24.78%
2020	1,459,021	$28.427263	to	$34.628548	$46,304,868	0.30%	to	2.80%	—%	to	1.62%	0.62%	to	2.91%
2019	1,549,300	$28.253107	to	$32.949434	$48,293,123	0.50%	to	2.80%	1.75%	to	2.13%	26.22%	to	28.86%
2018	1,889,807	$22.384386	to	$25.569995	$46,149,247	0.50%	to	2.80%	1.30%	to	1.58%	(12.57)%	to	(10.80)%
2017	2,233,173	$25.602921	to	$29.158588	$61,806,760	0.30%	to	2.80%	—%	to	1.92%	14.40%	to	17.00%
MFS® Total Return Bond Series
2021	3,631,325	$13.629638	to	$16.168630	$55,971,383	0.50%	to	2.80%	2.55%	to	2.73%	(3.55)%	to	(1.56)%
2020	3,727,026	$14.131653	to	$16.425026	$58,868,227	0.50%	to	2.80%	3.21%	to	3.45%	5.47%	to	7.63%
2019	4,023,444	$13.398268	to	$15.260070	$59,715,066	0.50%	to	2.80%	2.35%	to	3.48%	7.16%	to	9.37%
2018	4,542,725	$12.502604	to	$13.952486	$62,099,288	0.50%	to	2.80%	2.94%	to	3.30%	(3.82)%	to	(1.82)%
2017	5,299,312	$12.998837	to	$14.211206	$74,483,025	0.50%	to	2.80%	2.95%	to	3.37%	1.57%	to	3.66%
MFS® Research Series
2021	107,986	$46.080579	to	$47.916199	$4,385,940	0.85%	to	2.75%	0.54%	to	0.55%	21.42%	to	23.75%
2020	117,930	$37.951847	to	$38.721351	$3,925,925	0.85%	to	2.75%	0.72%	to	0.73%	13.43%	to	15.61%
2019	135,064	$33.458059	to	$33.494040	$3,924,633	0.85%	to	2.75%	0.78%	to	0.79%	29.34%	to	31.82%
2018	140,943	$25.408533	to	$25.867939	$3,137,820	0.85%	to	2.75%	0.69%	to	0.70%	(6.96)%	to	(5.18)%

2017	173,623	$26.796181	to	$27.804362	$4,116,069	0.85%	to	2.75%	1.35%	to	1.36%	20.02%	to	22.32%
MFS® High Yield Portfolio
2021	1,593,745	$12.054708	to	$14.230920	$20,862,935	0.85%	to	2.80%	4.94%	to	4.96%	0.63%	to	2.61%
2020	1,659,418	$11.979282	to	$13.868809	$21,424,100	0.85%	to	2.80%	5.62%	to	5.64%	2.19%	to	4.20%
2019	1,903,973	$11.723106	to	$13.310228	$23,817,976	0.85%	to	2.80%	5.72%	to	5.73%	11.64%	to	13.84%
2018	2,169,225	$10.500893	to	$11.692453	$24,065,291	0.85%	to	2.80%	5.64%	to	5.64%	(5.76)%	to	(3.90)%
2017	2,511,844	$11.142162	to	$12.166841	$29,269,488	0.85%	to	2.80%	6.10%	to	6.46%	3.74%	to	5.78%
BlackRock Managed Volatility V.I. Fund
2021	2,048,138	$10.050212	to	$10.528032	$21,208,967	0.30%	to	1.50%	0.68%	to	0.68%	(0.97)%	to	0.23%
2020	2,137,156	$10.148217	to	$10.503914	$22,178,204	0.30%	to	1.50%	3.68%	to	3.80%	1.71%	to	2.94%
2019	2,379,149	$9.977691	to	$10.204233	$24,088,424	0.30%	to	1.50%	3.16%	to	3.28%	0.33%	to	1.54%
2018♦	2,667,511	$9.944640	to	$10.049156	$26,709,637	0.30%	to	1.50%	1.51%	to	1.54%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2021	2,980	$18.678271	to	$18.945652	$55,659	0.50%	to	0.75%	0.83%	to	0.83%	5.62%	to	5.88%
2020	2,918	$17.684316	to	$17.892685	$51,552	0.50%	to	0.75%	1.33%	to	1.33%	19.81%	to	20.11%
2019	2,963	$14.760724	to	$14.897373	$43,648	0.50%	to	0.75%	0.43%	to	0.62%	16.88%	to	17.17%
2018	16,962	$12.629451	to	$12.714556	$213,803	0.50%	to	0.75%	0.87%	to	0.87%	(8.27)%	to	(8.04)%
2017	17,028	$13.767961	to	$13.826114	$233,834	0.50%	to	0.75%	1.27%	to	1.29%	12.86%	to	13.14%
BlackRock S&P 500 Index V.I. Fund
2021	193,071	$17.414069	to	$18.206649	$3,458,804	0.30%	to	1.45%	1.02%	to	1.02%	26.39%	to	27.85%
2020	243,107	$13.778283	to	$14.240813	$3,421,627	0.30%	to	1.45%	1.48%	to	1.50%	16.23%	to	17.57%
2019	311,223	$11.854609	to	$12.112500	$3,742,173	0.30%	to	1.45%	1.86%	to	1.88%	29.09%	to	30.58%
2018♦	408,928	$9.183495	to	$9.276028	$3,780,185	0.30%	to	1.45%	0.36%	to	0.88%	(8.17)%	to	(7.24)%
BlackRock Large Cap Focus Growth V.I. Fund
2021	11,110	$42.668311	to	$48.668843	$545,196	1.75%	to	2.15%	—%	to	—%	15.58%	to	16.04%
2020	12,257	$36.770571	to	$42.109765	$519,637	1.75%	to	2.15%	—%	to	—%	40.69%	to	41.25%
2019	12,257	$26.032122	to	$41.386696	$369,102	1.75%	to	2.45%	—%	to	—%	29.49%	to	30.40%
2018	13,420	$19.963519	to	$31.961560	$321,178	1.75%	to	2.45%	—%	to	—%	0.52%	to	1.23%
2017	15,345	$19.721825	to	$31.796548	$363,831	1.75%	to	2.45%	0.02%	to	0.04%	26.42%	to	27.31%
BlackRock Equity Dividend V.I. Fund
2021	17,230	$26.402973	to	$29.287454	$494,923	0.50%	to	1.45%	1.28%	to	1.28%	18.57%	to	19.70%
2020	20,687	$22.268401	to	$24.467754	$497,388	0.50%	to	1.45%	2.02%	to	2.03%	2.08%	to	3.05%
2019	21,419	$21.814802	to	$23.742678	$500,702	0.50%	to	1.45%	1.81%	to	1.81%	25.63%	to	26.82%
2018	32,880	$17.364852	to	$18.720835	$608,215	0.50%	to	1.45%	1.68%	to	1.73%	(8.75)%	to	(7.88)%
2017	34,579	$19.029838	to	$20.321731	$695,324	0.50%	to	1.45%	1.45%	to	1.55%	14.81%	to	15.91%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2021	353	$12.327855	to	$12.327855	$4,354	1.70%	to	1.70%	2.62%	to	2.62%	(2.21)%	to	(2.21)%
2020	385	$12.606666	to	$12.606666	$4,856	1.70%	to	1.70%	2.62%	to	2.62%	5.74%	to	5.74%
2019	418	$11.922847	to	$11.922847	$4,990	1.70%	to	1.70%	0.88%	to	0.88%	8.75%	to	8.75%
2018	3,928	$10.963905	to	$10.963905	$43,069	1.70%	to	1.70%	2.31%	to	2.31%	(2.58)%	to	(2.58)%
2017	3,989	$11.254344	to	$11.254344	$44,894	1.70%	to	1.70%	2.91%	to	2.91%	4.11%	to	4.11%
Morgan Stanley VIF Growth Portfolio
2021	5,546	$53.071400	to	$59.783461	$305,096	1.35%	to	2.75%	—%	to	—%	(2.86)%	to	(1.49)%
2020	6,129	$54.631252	to	$60.685679	$346,829	1.35%	to	2.75%	—%	to	—%	110.89%	to	113.86%
2019	7,437	$25.904504	to	$28.376220	$199,204	1.35%	to	2.75%	—%	to	—%	27.91%	to	29.71%
2018	8,112	$20.252770	to	$21.877160	$169,019	1.35%	to	2.75%	—%	to	—%	4.39%	to	5.86%
2017	13,935	$19.401823	to	$20.666424	$280,826	1.35%	to	2.75%	—%	to	—%	38.95%	to	40.91%

Morgan Stanley VIF Discovery Portfolio
2021	27,563	$63.422663	to	$87.357673	$1,608,993	0.85%	to	2.70%	—%	to	—%	(13.56)%	to	(11.95)%
2020	33,408	$72.026905	to	$101.061146	$2,229,392	0.85%	to	2.70%	—%	to	—%	145.35%	to	149.91%
2019	54,855	$28.820599	to	$41.191212	$1,470,377	0.85%	to	2.70%	—%	to	—%	36.24%	to	38.78%
2018	70,508	$20.766699	to	$30.233586	$1,368,170	0.85%	to	2.70%	—%	to	—%	7.58%	to	9.59%
2017	83,954	$18.949179	to	$28.102860	$1,503,552	0.85%	to	2.70%	—%	to	—%	34.91%	to	37.43%
Invesco V.I. American Value Fund+
2021	1,261,784	$11.548300	to	$26.765010	$15,354,594	0.85%	to	2.80%	0.23%	to	0.43%	15.48%	to	26.55%
2020	62,527	$17.226208	to	$21.150556	$1,238,222	0.85%	to	2.45%	0.65%	to	0.68%	(1.58)%	to	—%
2019	55,563	$17.503412	to	$21.149754	$1,107,422	0.85%	to	2.45%	0.42%	to	0.42%	21.70%	to	23.66%
2018	52,230	$14.382978	to	$17.103787	$851,161	0.85%	to	2.45%	0.19%	to	0.20%	(14.98)%	to	(13.60)%
2017	57,869	$16.916529	to	$19.797010	$1,098,112	0.85%	to	2.45%	0.55%	to	0.60%	7.03%	to	8.75%
BlackRock Capital Appreciation V.I. Fund
2021	7,826	$41.049079	to	$45.533466	$349,141	0.50%	to	1.45%	—%	to	—%	19.15%	to	20.29%
2020	9,699	$34.451234	to	$37.853614	$360,516	0.50%	to	1.45%	—%	to	—%	39.48%	to	40.81%
2019	13,349	$24.699361	to	$26.882304	$353,068	0.50%	to	1.45%	—%	to	—%	29.66%	to	30.89%
2018	22,896	$19.050058	to	$20.537687	$473,661	0.50%	to	1.45%	—%	to	—%	0.66%	to	1.62%
2017	26,551	$18.925560	to	$20.210434	$539,619	0.50%	to	1.45%	—%	to	—%	31.03%	to	32.28%
Columbia Variable Portfolio - Dividend Opportunity Fund
2021	318,429	$19.465983	to	$21.889222	$6,667,416	1.70%	to	2.80%	—%	to	—%	22.68%	to	24.04%
2020	368,841	$15.867280	to	$17.647469	$6,246,855	1.70%	to	2.80%	—%	to	—%	(1.64)%	to	(0.56)%
2019	375,913	$16.132372	to	$17.746052	$6,431,800	1.70%	to	2.80%	—%	to	—%	20.65%	to	21.98%
2018	418,079	$13.371688	to	$14.548520	$5,878,021	1.70%	to	2.80%	—%	to	—%	(8.34)%	to	(7.32)%
2017	474,696	$14.587562	to	$15.697718	$7,236,021	1.70%	to	2.80%	—%	to	—%	11.22%	to	12.45%
Columbia Variable Portfolio - Income Opportunities Fund
2021	364,257	$12.178560	to	$13.413425	$4,717,097	1.70%	to	2.80%	9.12%	to	9.25%	1.61%	to	2.74%
2020	383,937	$11.985355	to	$13.056240	$4,858,372	1.70%	to	2.80%	4.74%	to	4.82%	2.97%	to	4.11%
2019	409,472	$11.639297	to	$12.540566	$5,000,820	1.70%	to	2.80%	5.04%	to	5.04%	13.25%	to	14.51%
2018	434,783	$10.277245	to	$10.951963	$4,653,102	1.70%	to	2.80%	5.00%	to	5.09%	(6.41)%	to	(5.38)%
2017	486,473	$10.981367	to	$11.574276	$5,519,773	1.70%	to	2.80%	6.23%	to	6.27%	3.62%	to	4.76%
Columbia Variable Portfolio - Mid Cap Growth Fund
2021	258,999	$27.853352	to	$30.543392	$7,620,823	1.70%	to	2.75%	—%	to	—%	13.41%	to	14.60%
2020	302,809	$24.560410	to	$26.651034	$7,794,103	1.70%	to	2.75%	—%	to	—%	31.75%	to	33.14%
2019	342,605	$18.641561	to	$20.017211	$6,651,243	1.70%	to	2.75%	—%	to	—%	31.51%	to	32.90%
2018	398,172	$14.174651	to	$15.061723	$5,835,021	1.70%	to	2.75%	—%	to	—%	(7.35)%	to	(6.38)%
2017	456,179	$15.299871	to	$16.087414	$7,176,535	1.70%	to	2.75%	—%	to	—%	19.65%	to	20.91%
Invesco V.I. Discovery Mid Cap Growth Fund+
2021	198,192	$16.492001	to	$16.859954	$3,314,256	1.25%	to	2.75%	—%	to	—%	15.87%	to	17.32%
2020♦	214,460	$14.232850	to	$14.371001	$3,072,328	1.25%	to	2.75%	—%	to	—%	42.33%	to	43.71%
Invesco V.I. Capital Appreciation Fund+
2021	9,810	$31.079087	to	$36.688195	$344,833	1.25%	to	2.45%	—%	to	—%	19.32%	to	20.76%
2020	10,818	$26.045916	to	$30.380295	$316,315	1.25%	to	2.45%	—%	to	—%	32.94%	to	34.55%
2019	14,926	$19.591677	to	$22.579571	$323,703	1.25%	to	2.45%	—%	to	—%	32.56%	to	34.16%
2018	21,233	$14.779214	to	$16.830265	$344,548	1.25%	to	2.45%	—%	to	—%	(8.23)%	to	(7.12)%
2017	27,283	$16.105084	to	$18.121213	$478,267	1.25%	to	2.45%	0.01%	to	0.01%	23.44%	to	24.93%
Invesco V.I. Global Fund+
2021	152,633	$25.674617	to	$30.308626	$4,542,302	1.25%	to	2.45%	—%	to	—%	12.39%	to	13.74%

2020	162,861	$26.647038	to	$36.414905	$4,249,475	1.25%	to	2.70%	—%	to	0.43%	23.95%	to	25.76%
2019	199,080	$21.189468	to	$29.379437	$4,172,594	1.25%	to	2.70%	0.61%	to	0.64%	27.96%	to	29.82%
2018	229,247	$16.321785	to	$22.960360	$3,710,054	1.25%	to	2.70%	0.76%	to	0.77%	(15.70)%	to	(14.47)%
2017	285,296	$19.848103	to	$27.236947	$5,392,022	0.85%	to	2.70%	0.65%	to	0.76%	32.69%	to	35.17%
Invesco V.I. Main Street Fund®+
2021	13,798	$28.515200	to	$33.661350	$455,005	1.25%	to	2.45%	0.50%	to	0.52%	24.15%	to	25.65%
2020	15,556	$22.967480	to	$28.199727	$409,190	0.85%	to	2.45%	—%	to	1.20%	10.94%	to	12.73%
2019	20,401	$20.702074	to	$25.014872	$477,680	0.85%	to	2.45%	0.81%	to	0.81%	28.55%	to	30.62%
2018	34,494	$16.103869	to	$19.150336	$621,775	0.85%	to	2.45%	0.90%	to	0.92%	(10.32)%	to	(8.88)%
2017	44,637	$17.957499	to	$21.015465	$884,787	0.85%	to	2.45%	—%	to	1.01%	13.81%	to	15.65%
Invesco V.I. Main Street Small Cap Fund®+
2021	90,887	$38.365472	to	$47.969172	$3,222,152	0.85%	to	2.70%	0.14%	to	0.18%	19.01%	to	21.23%
2020	117,264	$31.647238	to	$40.307414	$3,450,766	0.85%	to	2.70%	0.37%	to	0.41%	16.45%	to	18.62%
2019	136,646	$26.678781	to	$34.613533	$3,415,306	0.85%	to	2.70%	—%	to	—%	22.78%	to	25.07%
2018	149,749	$21.331624	to	$28.192134	$3,020,033	0.85%	to	2.70%	0.06%	to	0.06%	(12.92)%	to	(11.30)%
2017	178,400	$24.047995	to	$32.376125	$4,081,297	0.85%	to	2.70%	0.62%	to	0.65%	10.88%	to	12.95%
Putnam VT Diversified Income Fund
2021	592,384	$14.644140	to	$16.824864	$7,967,461	0.85%	to	2.70%	0.63%	to	0.64%	(9.43)%	to	(7.74)%
2020	592,008	$15.872256	to	$18.576488	$8,688,645	0.85%	to	2.70%	6.60%	to	7.55%	(3.54)%	to	(1.74)%
2019	615,467	$16.153825	to	$19.259015	$9,252,244	0.85%	to	2.70%	3.18%	to	4.91%	8.27%	to	10.29%
2018	717,886	$14.646834	to	$17.788260	$9,883,469	0.85%	to	2.70%	3.74%	to	4.24%	(3.62)%	to	(1.82)%
2017	820,853	$14.918344	to	$18.456355	$11,591,824	0.85%	to	2.70%	5.34%	to	5.53%	4.27%	to	6.22%
Putnam VT Global Asset Allocation Fund
2021	24,600	$23.279228	to	$30.221676	$540,735	1.25%	to	2.40%	0.69%	to	0.70%	11.25%	to	12.53%
2020	24,907	$20.686324	to	$27.165979	$489,361	1.25%	to	2.40%	1.83%	to	1.85%	9.65%	to	10.91%
2019	29,135	$18.650633	to	$24.775815	$516,098	1.25%	to	2.40%	1.43%	to	2.46%	14.35%	to	15.68%
2018	33,425	$16.123119	to	$21.665735	$522,048	1.25%	to	2.40%	1.74%	to	1.83%	(9.46)%	to	(8.41)%
2017	35,413	$17.603743	to	$23.929053	$611,647	1.25%	to	2.40%	1.45%	to	1.45%	12.60%	to	13.90%

Putnam VT Growth Opportunities Fund
2021	36,640	$30.407924	to	$32.062703	$1,163,095	0.50%	to	1.45%	—%	to	—%	20.89%	to	22.04%
2020	49,345	$25.153216	to	$26.271547	$1,285,909	0.50%	to	1.45%	0.04%	to	0.05%	36.71%	to	38.02%
2019	77,427	$18.398600	to	$19.035053	$1,464,063	0.50%	to	1.45%	0.13%	to	0.14%	34.78%	to	36.06%
2018	121,008	$13.651188	to	$13.990078	$1,684,721	0.50%	to	1.45%	—%	to	—%	0.91%	to	1.87%
2017	141,273	$13.528598	to	$13.733316	$1,934,211	0.50%	to	1.45%	0.10%	to	0.11%	29.02%	to	30.25%
Putnam VT International Value Fund
2021	4,344	$10.713746	to	$12.134821	$50,436	0.85%	to	1.75%	—%	to	1.99%	12.94%	to	13.96%
2020	1,288	$9.245395	to	$10.114857	$12,451	1.25%	to	1.95%	2.48%	to	2.54%	1.93%	to	2.65%
2019	1,604	$9.853684	to	$16.020063	$15,079	1.25%	to	2.30%	2.42%	to	2.69%	17.49%	to	18.73%
2018	3,328	$8.299263	to	$13.635139	$27,231	1.25%	to	2.30%	1.91%	to	2.03%	(19.49)%	to	(18.64)%
2017	3,686	$10.200436	to	$16.935698	$37,194	1.25%	to	2.30%	1.41%	to	1.46%	21.86%	to	23.15%
Putnam VT International Equity Fund
2021	21,324	$13.833220	to	$18.915231	$274,284	0.85%	to	2.75%	1.14%	to	1.18%	5.87%	to	7.90%
2020	22,847	$12.820487	to	$17.866625	$278,342	0.85%	to	2.75%	1.57%	to	1.61%	9.06%	to	11.15%
2019	23,544	$11.534710	to	$16.382955	$261,063	0.85%	to	2.75%	1.37%	to	1.50%	21.76%	to	24.09%
2018	27,181	$9.295079	to	$13.454862	$244,772	0.85%	to	2.75%	1.34%	to	1.39%	(21.31)%	to	(19.80)%
2017	28,739	$11.589569	to	$17.098285	$324,315	0.85%	to	2.75%	0.41%	to	2.17%	23.15%	to	25.51%

Putnam VT Small Cap Value Fund
2021	7,877	$24.250864	to	$30.260328	$215,974	0.85%	to	2.45%	0.72%	to	0.81%	36.52%	to	38.72%
2020	7,887	$17.763636	to	$21.814143	$159,202	0.85%	to	2.45%	0.90%	to	1.08%	1.45%	to	3.08%
2019	8,731	$17.510173	to	$21.161632	$172,856	0.85%	to	2.45%	0.65%	to	0.71%	21.24%	to	23.19%
2018	10,583	$14.442914	to	$17.178045	$180,596	0.85%	to	2.45%	0.40%	to	0.40%	(21.87)%	to	(20.61)%
2017	12,307	$21.636201	to	$29.607146	$264,445	0.85%	to	2.70%	0.14%	to	0.70%	5.00%	to	6.96%
JPMorgan Insurance Trust Core Bond Portfolio
2021	1,319,623	$12.838702	to	$14.282030	$20,296,101	1.25%	to	2.40%	1.85%	to	1.89%	(3.69)%	to	(2.58)%
2020	1,465,094	$13.331159	to	$14.660277	$23,227,771	1.25%	to	2.40%	1.86%	to	1.94%	5.29%	to	6.51%
2019	1,648,066	$12.661550	to	$13.764758	$24,535,769	1.25%	to	2.40%	2.59%	to	2.88%	5.61%	to	6.83%
2018	1,995,834	$11.988878	to	$12.884475	$27,935,309	1.25%	to	2.40%	2.44%	to	2.46%	(2.32)%	to	(1.19)%
2017	2,305,493	$12.274080	to	$13.040154	$32,676,592	1.25%	to	2.40%	2.58%	to	2.63%	1.12%	to	2.29%
JPMorgan Insurance Trust U.S. Equity Portfolio
2021	80,386	$53.945644	to	$56.032980	$4,358,180	1.35%	to	2.40%	0.65%	to	0.74%	26.28%	to	27.61%
2020	99,087	$42.274157	to	$44.372926	$4,213,001	1.35%	to	2.40%	0.81%	to	0.83%	22.29%	to	23.58%
2019	121,796	$34.207190	to	$36.284271	$4,190,564	1.35%	to	2.40%	0.85%	to	0.97%	28.63%	to	29.99%
2018	135,928	$26.315372	to	$28.207466	$3,601,813	1.35%	to	2.40%	0.85%	to	0.86%	(8.39)%	to	(7.42)%
2017	167,507	$28.425441	to	$30.791075	$4,794,811	1.35%	to	2.40%	0.88%	to	0.91%	19.43%	to	20.69%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2021	78,410	$39.764349	to	$42.746860	$3,119,448	1.35%	to	2.40%	0.85%	to	0.92%	26.81%	to	28.14%
2020	91,402	$31.030844	to	$33.710071	$2,840,486	1.35%	to	2.40%	1.23%	to	1.53%	(2.01)%	to	(0.98)%
2019	94,868	$31.336582	to	$34.401541	$2,981,581	1.35%	to	2.40%	1.57%	to	1.70%	23.76%	to	25.06%
2018	102,256	$25.056568	to	$27.797246	$2,570,558	1.35%	to	2.40%	0.99%	to	0.99%	(13.93)%	to	(13.02)%
2017	119,256	$28.806816	to	$32.295239	$3,453,381	1.35%	to	2.40%	0.81%	to	0.81%	11.07%	to	12.24%
Putnam VT Large Cap Value Fund+
2021	155	$36.631747	to	$47.459098	$7,378	0.65%	to	0.75%	0.83%	to	1.26%	26.35%	to	26.48%
2020	795	$28.991681	to	$37.523333	$27,482	0.65%	to	0.75%	1.70%	to	2.34%	5.01%	to	5.12%
2019	1,740	$27.607823	to	$36.263155	$59,882	0.50%	to	0.75%	1.98%	to	2.07%	29.43%	to	29.75%
2018	4,859	$21.330168	to	$27.947538	$132,671	0.50%	to	0.75%	0.69%	to	0.69%	(9.17)%	to	(8.94)%
2017	5,059	$23.484207	to	$30.692956	$151,942	0.50%	to	0.75%	1.67%	to	1.67%	17.89%	to	18.18%
PIMCO VIT All Asset Portfolio
2021	762	$16.768669	to	$16.768669	$12,773	0.65%	to	0.65%	11.09%	to	11.09%	15.29%	to	15.29%
2020	926	$14.544835	to	$14.544835	$13,471	0.65%	to	0.65%	4.88%	to	4.88%	7.21%	to	7.21%
2019	933	$13.566822	to	$13.749444	$12,653	0.50%	to	0.65%	0.70%	to	2.40%	11.02%	to	11.19%
2018	10,520	$11.470489	to	$12.366123	$128,624	0.50%	to	1.45%	—%	to	3.03%	(6.81)%	to	(5.92)%
2017	11,313	$12.308429	to	$13.144011	$146,745	0.50%	to	1.45%	4.52%	to	4.55%	11.75%	to	12.81%
PIMCO StocksPLUS® Global Portfolio
2021	14,386	$19.860467	to	$22.029739	$310,536	0.50%	to	1.45%	0.06%	to	0.06%	17.62%	to	18.74%
2020	17,465	$16.885926	to	$18.553325	$318,189	0.50%	to	1.45%	1.09%	to	1.09%	11.41%	to	12.47%
2019	19,298	$15.156784	to	$16.496037	$313,216	0.50%	to	1.45%	1.52%	to	1.52%	25.69%	to	26.89%
2018	26,738	$12.058566	to	$13.000146	$343,496	0.50%	to	1.45%	1.53%	to	1.54%	(12.03)%	to	(11.19)%
2017	27,479	$13.707092	to	$14.637587	$397,931	0.50%	to	1.45%	3.31%	to	3.32%	21.22%	to	22.38%
PSF PGIM Jennison Focused Blend Portfolio+
2021	277	$4.657736	to	$46.511930	$9,367	1.55%	to	1.65%	—%	to	—%	14.44%	to	14.56%
2020	282	$4.069926	to	$40.601528	$8,206	1.55%	to	1.65%	—%	to	—%	28.28%	to	28.41%
2019	283	$2.970416	to	$31.619387	$6,405	1.55%	to	2.00%	—%	to	—%	25.86%	to	26.43%
2018	10,375	$2.360103	to	$25.010073	$28,898	1.55%	to	2.00%	—%	to	—%	(7.59)%	to	(7.17)%

2017	10,986	$2.553982	to	$27.660366	$32,831	1.40%	to	2.00%	—%	to	—%	27.18%	to	27.94%
PSF PGIM Jennison Growth Portfolio+
2021	88,529	$4.262256	to	$36.201379	$442,418	1.40%	to	2.35%	—%	to	—%	12.87%	to	13.95%
2020	91,977	$3.776148	to	$31.769620	$405,829	1.40%	to	2.35%	—%	to	—%	51.96%	to	53.41%
2019	53,397	$2.484981	to	$20.709276	$171,776	1.40%	to	2.35%	—%	to	—%	29.74%	to	30.98%
2018	56,041	$1.915343	to	$15.811276	$147,309	1.40%	to	2.35%	—%	to	—%	(3.48)%	to	(2.55)%
2017	59,180	$1.984309	to	$16.225624	$165,240	1.40%	to	2.35%	—%	to	—%	32.97%	to	34.24%
PSF PGIM Jennison Value Portfolio+
2021	8,273	$2.549906	to	$2.933980	$23,223	1.40%	to	2.10%	—%	to	—%	24.64%	to	25.51%
2020	8,395	$2.045820	to	$2.337556	$18,825	1.40%	to	2.10%	—%	to	—%	1.01%	to	1.72%
2019	8,510	$2.025453	to	$2.298137	$18,809	1.40%	to	2.10%	—%	to	—%	22.97%	to	23.84%
2018	8,596	$1.647061	to	$1.855800	$15,378	1.40%	to	2.10%	—%	to	—%	(12.10)%	to	(11.48)%
2017	9,637	$1.873801	to	$2.096526	$19,583	1.40%	to	2.10%	—%	to	—%	14.09%	to	14.89%
PSF International Growth Portfolio+
2021	5,901	$2.308488	to	$2.308488	$13,622	1.40%	to	1.40%	—%	to	—%	10.53%	to	10.53%
2020	6,207	$2.088604	to	$2.088604	$12,962	1.40%	to	1.40%	—%	to	—%	29.75%	to	29.75%
2019	6,497	$1.609702	to	$1.609702	$10,458	1.40%	to	1.40%	—%	to	—%	30.07%	to	30.07%
2018	6,778	$1.237526	to	$1.237526	$8,388	1.40%	to	1.40%	—%	to	—%	(14.41)%	to	(14.41)%
2017	7,083	$1.278383	to	$1.445916	$10,241	1.40%	to	2.15%	—%	to	—%	32.54%	to	33.54%
ClearBridge Variable Dividend Strategy Portfolio
2021	1,210	$29.184980	to	$29.184980	$35,302	1.40%	to	1.40%	1.54%	to	1.54%	25.04%	to	25.04%
2020	1,240	$23.341136	to	$23.341136	$28,938	1.40%	to	1.40%	1.42%	to	1.42%	6.17%	to	6.17%
2019	1,364	$21.983695	to	$21.983695	$29,979	1.40%	to	1.40%	1.59%	to	1.59%	29.76%	to	29.76%
2018	1,262	$16.941486	to	$16.941486	$21,377	1.40%	to	1.40%	1.53%	to	1.53%	(6.18)%	to	(6.18)%
2017	1,375	$18.057513	to	$18.057513	$24,822	1.40%	to	1.40%	1.53%	to	1.53%	17.52%	to	17.52%
Western Asset Variable Global High Yield Bond Portfolio
2021	11,802	$2.917263	to	$2.917263	$34,431	1.40%	to	1.40%	4.47%	to	4.47%	(0.08)%	to	(0.08)%
2020	11,858	$2.919678	to	$2.919678	$34,621	1.40%	to	1.40%	3.96%	to	3.96%	5.83%	to	5.83%
2019	12,499	$2.758968	to	$2.758968	$34,485	1.40%	to	1.40%	5.23%	to	5.23%	12.80%	to	12.80%
2018	13,645	$2.445971	to	$2.445971	$33,375	1.40%	to	1.40%	5.26%	to	5.26%	(5.26)%	to	(5.26)%
2017	13,740	$2.581684	to	$2.581684	$35,473	1.40%	to	1.40%	5.31%	to	5.31%	7.14%	to	7.14%
Clearbridge Variable Large Cap Value Portfolio
2021	212,057	$3.808118	to	$3.808118	$807,539	1.40%	to	1.40%	1.03%	to	1.03%	24.46%	to	24.46%
2020	231,612	$3.059826	to	$3.059826	$708,691	1.40%	to	1.40%	1.38%	to	1.38%	3.79%	to	3.79%
2019	249,913	$2.948223	to	$2.948223	$736,798	1.40%	to	1.40%	1.78%	to	1.78%	27.09%	to	27.09%
2018	255,772	$2.319727	to	$2.319727	$593,321	1.40%	to	1.40%	1.54%	to	1.54%	(10.14)%	to	(10.14)%
2017	258,254	$2.512622	to	$2.581528	$666,689	1.40%	to	1.55%	0.05%	to	1.37%	13.07%	to	13.24%
Invesco V.I. Growth and Income Fund
2021	35,501	$27.836439	to	$30.743240	$1,010,090	0.85%	to	2.75%	1.24%	to	1.32%	24.71%	to	27.10%
2020	50,459	$21.900621	to	$24.651166	$1,119,528	0.85%	to	2.75%	1.93%	to	2.09%	(0.91)%	to	0.99%
2019	50,483	$21.686390	to	$24.878310	$1,102,666	0.85%	to	2.75%	1.55%	to	1.61%	21.47%	to	23.79%
2018	53,749	$17.518199	to	$20.481565	$953,026	0.85%	to	2.75%	1.78%	to	1.81%	(15.94)%	to	(14.32)%
2017	63,581	$20.446817	to	$24.364558	$1,314,368	0.85%	to	2.75%	1.22%	to	1.29%	10.94%	to	13.07%
Invesco V.I. Comstock Fund
2021	5,520	$34.944879	to	$41.386148	$205,098	1.35%	to	2.75%	1.55%	to	1.65%	29.44%	to	31.26%
2020	6,146	$26.997703	to	$31.529939	$174,527	1.35%	to	2.75%	1.87%	to	2.04%	(3.77)%	to	(2.41)%
2019	7,051	$28.055727	to	$32.309992	$207,704	1.35%	to	2.75%	1.65%	to	1.72%	21.56%	to	23.27%

2018	7,700	$23.080545	to	$26.211385	$185,014	1.35%	to	2.75%	1.40%	to	1.42%	(14.75)%	to	(13.54)%
2017	8,337	$27.072505	to	$30.317055	$233,473	1.35%	to	2.75%	1.95%	to	2.62%	14.39%	to	16.00%
Invesco V.I. American Franchise Fund
2021	560,136	$34.205098	to	$42.212923	$21,054,447	0.85%	to	2.80%	—%	to	—%	8.84%	to	10.98%
2020	635,624	$31.427475	to	$38.036567	$21,775,107	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	755,188	$22.703518	to	$26.947741	$18,491,966	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	780,554	$17.072275	to	$19.873018	$14,258,934	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	895,002	$18.217547	to	$20.796354	$17,285,030	0.85%	to	2.80%	0.01%	to	0.08%	23.83%	to	26.26%
Allspring VT Index Asset Allocation Fund+
2021	4,354	$3.529654	to	$34.076479	$33,337	1.35%	to	2.10%	0.58%	to	0.59%	13.59%	to	14.44%
2020	4,539	$3.084251	to	$30.000358	$30,544	1.35%	to	2.10%	0.82%	to	0.82%	14.17%	to	15.03%
2019	4,763	$2.681360	to	$26.277674	$27,979	1.35%	to	2.10%	1.09%	to	1.09%	17.66%	to	18.55%
2018	5,013	$2.261876	to	$22.333438	$25,491	1.35%	to	2.10%	0.98%	to	0.98%	(4.92)%	to	(4.21)%
2017	5,077	$2.361191	to	$23.489624	$27,524	1.35%	to	2.10%	0.75%	to	0.75%	9.92%	to	10.74%
Allspring VT International Equity Fund+
2021	318,396	$1.249721	to	$11.715257	$604,201	1.25%	to	2.20%	1.34%	to	1.40%	5.05%	to	6.05%
2020	400,477	$1.189636	to	$11.046527	$702,607	1.25%	to	2.20%	2.92%	to	3.19%	2.61%	to	3.59%
2019	418,205	$1.159414	to	$10.664198	$698,915	1.25%	to	2.20%	3.31%	to	4.20%	12.99%	to	14.07%
2018	475,002	$1.026115	to	$9.348948	$696,265	1.25%	to	2.20%	11.84%	to	11.93%	(18.67)%	to	(17.89)%
2017	530,559	$1.261646	to	$11.386150	$936,757	1.25%	to	2.20%	3.03%	to	3.92%	22.14%	to	23.31%
Allspring VT Small Cap Growth Fund+
2021	23,406	$42.619771	to	$47.150654	$1,015,618	0.65%	to	2.50%	—%	to	—%	5.27%	to	6.94%
2020	27,518	$40.486664	to	$44.089234	$1,131,401	0.65%	to	2.50%	—%	to	—%	54.20%	to	56.76%
2019	30,832	$26.256695	to	$28.124965	$811,834	0.65%	to	2.50%	—%	to	—%	22.22%	to	24.02%
2018	38,654	$21.482856	to	$22.677432	$842,866	0.65%	to	2.50%	—%	to	—%	(1.03)%	to	0.65%
2017	41,722	$21.706710	to	$22.530277	$910,299	0.65%	to	2.50%	—%	to	—%	23.03%	to	25.04%
Allspring VT Discovery Fund+
2021	233	$62.769637	to	$62.769637	$14,626	1.35%	to	1.35%	—%	to	—%	(6.31)%	to	(6.31)%
2020	246	$66.999860	to	$66.999860	$16,455	1.35%	to	1.35%	—%	to	—%	60.47%	to	60.47%
2019	261	$41.751703	to	$41.751703	$10,902	1.35%	to	1.35%	—%	to	—%	37.16%	to	37.16%
2018	276	$30.440346	to	$30.440346	$8,409	1.35%	to	1.35%	—%	to	—%	(8.31)%	to	(8.31)%
2017	278	$33.198862	to	$33.198862	$9,240	1.35%	to	1.35%	—%	to	—%	27.40%	to	27.40%
Allspring VT Opportunity Fund+
2021	114,854	$32.865727	to	$41.258239	$4,240,633	0.50%	to	2.70%	0.24%	to	0.24%	21.74%	to	24.44%
2020	171,301	$26.997501	to	$33.154804	$5,111,405	0.50%	to	2.70%	0.65%	to	0.71%	18.09%	to	20.72%
2019	202,727	$22.860939	to	$27.464284	$5,077,332	0.50%	to	2.70%	0.54%	to	0.56%	28.30%	to	31.15%
2018	247,481	$17.817813	to	$20.940590	$4,780,656	0.50%	to	2.70%	0.43%	to	0.44%	(9.41)%	to	(7.39)%
2017	312,160	$19.668343	to	$22.612128	$6,589,273	0.50%	to	2.70%	0.92%	to	0.93%	17.51%	to	20.12%
MFS® Core Equity Portfolio
2021	231,094	$22.688172	to	$24.908695	$5,578,860	1.35%	to	2.70%	0.43%	to	0.43%	21.98%	to	23.63%
2020	254,904	$18.600633	to	$20.147433	$4,991,587	1.35%	to	2.70%	0.72%	to	0.87%	15.55%	to	17.12%
2019	286,811	$16.097983	to	$17.202882	$4,811,914	1.35%	to	2.70%	0.46%	to	0.66%	29.65%	to	31.41%
2018	344,157	$12.416933	to	$13.091312	$4,416,800	1.35%	to	2.70%	0.15%	to	0.69%	(6.39)%	to	(5.12)%
2017	372,778	$13.265075	to	$13.797841	$5,067,714	1.35%	to	2.70%	0.63%	to	0.88%	21.50%	to	23.15%
MFS® Massachusetts Investors Growth Stock Portfolio
2021	314,439	$25.229227	to	$28.574085	$8,453,424	0.95%	to	2.75%	0.25%	to	0.29%	22.56%	to	24.78%
2020	359,294	$20.585652	to	$22.899150	$7,803,310	0.95%	to	2.75%	0.45%	to	0.46%	19.20%	to	21.37%

2019	432,582	$17.269454	to	$18.867637	$7,808,640	0.95%	to	2.75%	0.58%	to	0.58%	36.16%	to	38.63%
2018	449,732	$12.683437	to	$13.398507	$5,912,521	1.35%	to	2.75%	0.54%	to	0.56%	(1.93)%	to	(0.54)%
2017	530,023	$12.932622	to	$13.471689	$7,033,724	1.35%	to	2.75%	0.55%	to	0.65%	24.94%	to	26.70%
MFS® Research International Portfolio
2021	455,365	$14.083391	to	$16.117376	$6,876,467	0.85%	to	2.80%	0.83%	to	0.83%	8.49%	to	10.63%
2020	528,591	$12.981200	to	$14.569220	$7,287,565	0.85%	to	2.80%	2.07%	to	2.09%	9.83%	to	11.99%
2019	616,788	$11.819708	to	$13.009415	$7,663,349	0.85%	to	2.80%	1.48%	to	1.49%	24.51%	to	26.96%
2018	707,473	$9.493017	to	$10.246844	$6,988,607	0.85%	to	2.80%	1.49%	to	1.50%	(16.50)%	to	(14.85)%
2017	826,341	$11.368649	to	$12.034167	$9,677,041	0.85%	to	2.80%	1.84%	to	1.89%	24.75%	to	27.21%
Columbia Variable Portfolio - Large Cap Growth Fund
2021	324,042	$26.438529	to	$28.173478	$8,933,490	1.70%	to	2.80%	—%	to	—%	25.18%	to	26.56%
2020	368,969	$21.120145	to	$22.260196	$8,065,488	1.70%	to	2.80%	—%	to	—%	31.02%	to	32.47%
2019	442,481	$16.120179	to	$16.804571	$7,325,381	1.70%	to	2.80%	—%	to	—%	32.15%	to	33.61%
2018	504,458	$12.198087	to	$12.577042	$6,270,725	1.70%	to	2.80%	—%	to	—%	(6.59)%	to	(5.56)%
2017	577,359	$13.058934	to	$13.317231	$7,631,383	1.70%	to	2.80%	—%	to	—%	24.60%	to	25.98%
Columbia Variable Portfolio - Overseas Core Fund
2021	311,057	$13.397246	to	$14.276811	$4,319,522	1.70%	to	2.80%	0.88%	to	1.09%	6.71%	to	7.89%
2020	357,587	$12.554366	to	$13.232276	$4,622,204	1.70%	to	2.80%	1.44%	to	1.45%	5.82%	to	6.99%
2019	372,958	$11.863683	to	$12.367530	$4,530,825	1.70%	to	2.80%	1.79%	to	1.81%	21.70%	to	23.04%
2018	415,075	$9.748587	to	$10.051567	$4,116,686	1.70%	to	2.80%	2.52%	to	2.55%	(19.11)%	to	(18.22)%
2017	446,682	$12.051765	to	$12.290283	$5,443,403	1.70%	to	2.80%	1.86%	to	1.90%	23.67%	to	25.04%
CTIVP® - Loomis Sayles Growth Fund
2021	280,202	$24.612163	to	$26.151648	$7,159,783	1.70%	to	2.75%	—%	to	—%	15.36%	to	16.57%
2020	315,664	$21.335639	to	$22.433566	$6,941,825	1.70%	to	2.75%	—%	to	—%	28.35%	to	29.71%
2019	347,697	$16.622505	to	$17.295422	$5,917,925	1.70%	to	2.75%	—%	to	—%	28.19%	to	29.54%
2018	380,358	$12.967579	to	$13.351777	$5,019,678	1.70%	to	2.75%	—%	to	—%	(5.05)%	to	(4.04)%
2017	407,908	$13.656632	to	$13.914318	$5,632,950	1.70%	to	2.75%	—%	to	—%	29.43%	to	30.79%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2021 and through April 13, 2022, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2021 (Successor Company) and December 31, 2020 (Predecessor Company)
For the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company), and the years ended December 31, 2020 and 2019 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-6
Consolidated Statements of Comprehensive Income (Loss) — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-7
Consolidated Balance Sheets — As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company)	F-8
Consolidated Statements of Changes in Stockholder's Equity — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-9
Consolidated Statements of Cash Flows — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-10
Notes to Consolidated Financial Statements	F-11
Report of Independent Registered Public Accounting Firm	S-1
Schedule I — Summary of Investments—Other Than Investments in Affiliates	S-2
Schedule IV — Reinsurance	S-3
Schedule V — Valuation and Qualifying Accounts	S-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company) and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and the results of its operations and its cash flows for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company)in conformity with accounting principles generally accepted in the United States of America.
Emphasis of a Matter
As discussed in Note 1 to the financial statements, on June 30, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, merged Hopmeadow Holdings LP with a subsidiary of Sixth Street. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.
Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired— Refer to Notes 1, 2, 4, 6 and 8 to the Consolidated Financial Statements
Critical Audit Matter Description
The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.
Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
The Company assumes via reinsurance fixed indexed annuity contracts with guaranteed lifetime withdrawal benefit riders. Certain fixed indexed annuity contracts contain a second notional account value which provides additional annuitization benefits. These features result in other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits. Additionally, fixed indexed annuity contracts with indexed-crediting rates include embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.
The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and discount rates.
Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable and amortization of VOBA included the following, among others:
•We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
Investments in Fixed Maturities Classified as Available-for-Sale and Freestanding Derivatives — Refer to Notes 2, 3 and 4 to the Consolidated Financial Statements
Critical Audit Matter Description
Investments in fixed maturities classified as available-for-sale are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.
We identified the valuation of investments in fixed maturities classified as available-for-sale and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale and freestanding derivatives included the following, among others:
•We tested the effectiveness of management’s controls over the determination of fair value.
•We evaluated management’s valuation methodology and the reasonableness of the unobservable inputs.
•With assistance of our fair value specialists, on a sample basis, we developed independent fair value estimates and compared our estimates to management’s estimates.
Assessment of the fair value of insurance contracts acquired in the business combination between Company's indirect owner, Hopmeadow Holdings GP LLC, and a subsidiary of Sixth Street — Refer to Note 1 to the Consolidated Financial Statements
Critical Audit Matter Description
On June 30, 2021 the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, merged Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger was accounted for using business combination accounting. Under this method, the purchase price paid by Sixth Street was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations. By the

application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on June 30, 2021.
Significant judgment was used to determine the appropriate assumptions used to estimate the fair value of the Company’s insurance contracts, resulting in VOBA and additional reserve liabilities. The principal assumptions include mortality, persistency, expenses, and discount rates.
We identified the assessment of the fair value of the insurance contracts acquired, resulting in VOBA and additional reserve liabilities as a critical audit matter. Given the high level of estimation uncertainty of management’s assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the fair value of the insurance contracts acquired, resulting in VOBA and additional reserve liabilities, included the following, among others:
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
•With the assistance of our valuation specialists, we compared the Company’s discount rate, to a discount rate that was independently developed using publicly available market data for comparable entities.
/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 1, 2022

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Revenues
Fee income and other	$410	$438	$741	$821
Earned premiums	31	24	35	42
Net investment income	498	534	816	924
Net realized capital losses	(20)	(242)	(74)	(275)
Amortization of deferred gains	—	26	53	59
Total revenues	919	780	1,571	1,571
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	285	375	626	760
Amortization of value of business acquired ("VOBA")	90	(43)	50	(25)
Insurance operating costs and other expenses	208	228	364	423
Other intangible asset amortization	3	3	6	5
Dividends to policyholders	2	1	60	5
Total benefits, losses and expenses	588	564	1,106	1,168
Income before income taxes	331	216	465	403
Income tax expense	51	30	66	44
Net income	$280	$186	$399	$359
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Net income	$280	$186	$399	$359
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain on fixed maturities	(10)	(275)	565	890
Change in net gain on cash flow hedging instruments	—	1	(1)	—
Change in foreign currency translation adjustments	—	—	—	(2)
OCI, net of tax	(10)	(274)	564	888
Comprehensive income (loss)	$270	$(88)	$963	$1,247
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company	Predecessor Company
(In millions, except for share data)	As of December 31, 2021	As of December 31, 2020
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $0 - Successor Company and $1 - Predecessor Company) (amortized cost of $20,986 - Successor Company and $13,137 - Predecessor Company)	$20,971	$14,875
Equity securities, at fair value	203	65
Mortgage loans (net of ACL of $12 - Successor Company and $17 - Predecessor Company)	2,131	2,092
Policy loans, at outstanding balance	1,484	1,452
Limited partnerships and other alternative investments	1,147	999
Other investments	26	24
Short-term investments	1,254	802
Total investments	27,216	20,309
Cash	49	40
Premiums receivable and agents’ balances, net	4	10
Reinsurance recoverables (net of ACL of $37 - Successor Company and $7 - Predecessor Company)	35,848	27,455
VOBA	479	586
Deferred income taxes, net	603	478
Goodwill and other intangible assets	161	40
Other assets	412	345
Separate account assets	111,592	109,625
Total assets	$176,364	$158,888
Liabilities
Reserve for future policy benefits	$21,698	$18,625
Other policyholder funds and benefits payable	32,622	25,307
Funds withheld liability	6,379	—
Other liabilities	1,920	2,146
Separate account liabilities	111,592	109,625
Total liabilities	174,211	155,703
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,877	1,761
Accumulated other comprehensive (loss) income, net of tax	(10)	1,281
Retained earnings	280	137
Total stockholder’s equity	2,153	3,185
Total liabilities and stockholder’s equity	$176,364	$158,888
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,877	$—	$—	$1,883
Net income	—	—	—	280	280
Total other comprehensive loss	—	—	(10)	—	(10)
Balance, end of period	$6	$1,877	$(10)	$280	$2,153

For the Six Months Ended June 30, 2021 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$1,281	$137	$3,185
Net income	—	—	—	186	186
Total other comprehensive loss	—	—	(274)	—	(274)
Capital contribution to parent	—	(235)	—	—	(235)
Dividends paid	—	—	—	(265)	(265)
Balance, end of period	$6	$1,526	$1,007	$58	$2,597

For the Year Ended December 31, 2020 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	—	—	—	(11)	(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)
Balance, end of period	$6	$1,761	$1,281	$137	$3,185

For the Year Ended December 31, 2019 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Operating Activities
Net income	$280	$186	$399	$359
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital losses	20	242	74	275
Amortization of deferred reinsurance gain	—	(26)	(53)	(59)
Amortization of VOBA	90	(43)	50	(25)
Depreciation and amortization	102	38	69	51
Other operating activities, net	106	38	259	205
Change in assets and liabilities:
Increase in reinsurance recoverables	(63)	(134)	(331)	(272)
Decrease in deferred income taxes	138	29	54	51
Increase (decrease) for future policy benefits and unearned premiums	(40)	63	160	141
Net changes in other assets and other liabilities	(132)	51	185	(169)
Net payments for reinsurance transactions	(877)	—	—	—
Net cash (used for) provided by operating activities	(376)	444	866	557
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,976	1,622	2,824	3,498
Equity securities, at fair value	47	3	7	213
Mortgage loans	294	158	373	257
Partnerships	102	71	77	134
Payments for the purchase of:
Fixed maturities, available-for-sale	(1,974)	(1,197)	(2,866)	(2,589)
Equity securities, at fair value	(121)	(45)	(26)	(5)
Mortgage loans	(207)	(177)	(242)	(413)
Partnerships	(100)	(74)	(134)	(156)
Net proceeds from (payments for) repurchase agreements program	(11)	8	(16)	19
Net proceeds from (payments for) derivatives	(161)	(539)	143	(272)
Net increase (decrease) in policy loans	9	(32)	15	(26)
Net proceeds from (payments for) short-term investments	(314)	200	(234)	288
Other investing activities, net	—	—	(10)	8
Net cash provided by (used for) investing activities	540	(2)	(89)	956
Financing Activities
Deposits and other additions to investment and universal life-type contracts	872	1,001	1,971	2,168
Withdrawals and other deductions from investment and universal life-type contracts	(4,766)	(4,862)	(9,627)	(11,074)
Net transfers from separate accounts related to investment and universal life-type contracts	3,598	3,659	7,117	8,202
Net increase (decrease) in securities loaned or sold under agreements to repurchase	131	270	(7)	(204)
Dividend paid on shares outstanding	—	(265)	(319)	(700)
Return of capital to parent	—	(235)	—	—
Net cash used for financing activities	(165)	(432)	(865)	(1,608)
Foreign exchange rate effect on cash	—	—	—	2
Net increase (decrease) in cash	(1)	10	(88)	(93)
Cash — beginning of period	50	40	128	221
Cash — end of period	$49	$50	$40	$128
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$(13)	$2	$—	$25
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, together with its consolidated subsidiaries, (collectively, "TL," the "Company," "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re"), a Bermuda based entity. Talcott Resolution Life, Inc. ("TLI"), a Delaware corporation, and Hopmeadow Holdings, LP ("Hopmeadow Holdings," or "HHLP") are indirect parents of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm, with and into HHLP pursuant to an Agreement and Plan of Merger (the “Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annuity operating subsidiaries for a total purchase price of approximately $2.25 billion, comprised of a $500 pre-closing dividend and cash of $1.734 billion. The merger was accounted for by using business combination accounting together with an election to apply pushdown accounting. Under this method, the purchase price paid by the investment firm was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. TL's financial statements and footnote disclosures are presented into two distinct periods. The periods prior to the consummation of the Agreement are labeled ("Predecessor Company") and the period subsequent to that date is labeled ("Successor Company") to distinguish between the different basis of accounting between the periods presented. As a result of the application of pushdown accounting, the financial statements for the period of July 1, 2021 to December 31, 2021, are not comparable to the prior periods presented. In addition, as a result of the acquisition the Company conformed to Sixth Street's accounting policies and modified its presentation for certain transactions.
On September 17, 2021, the Company executed a flow reinsurance transaction with Lincoln National Corporation's ("Lincoln") insurance subsidiary, The Lincoln National Life Insurance Company. Under this reinsurance transaction, the Company coinsured a living benefit rider on variable annuity contracts issued by Lincoln between April 1, 2021 through June 30, 2022 up to a maximum of $1.5 billion of reinsured deposits. Lincoln will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America ("Allianz"). Pursuant to such agreement, the Company assumed 100% of a block of fixed indexed annuities ("FIA") and 5% of another block of FIAs on a coinsurance basis. Certain of the FIAs included living withdrawal benefits. The Company acquired general account assets to support the assumed reserves and paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements. Under the reinsurance agreement, the Company will participate in an aggregated hedging pool administered by Allianz, whereby the Company will pay Allianz a fee in order to participate in the pool and will receive an index credit payout based on the level of participation in the pool. This reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities upon the effective date for approximately $25 and will be recognized in income over the expected life of the underlying policies. Allianz will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into an affiliated reinsurance agreement with its parent TR Re. Pursuant to such reinsurance agreement, the Company generally ceded 50% of reserves related to variable annuity and payout annuity blocks, with 100% of certain variable annuity guarantees and certain structured settlement contracts ceded at a lesser quota share percentage. All but the Company’s terminal funding block was ceded on a modified coinsurance basis, with the pension risk transfer block ceded on a coinsurance with funds withheld basis. The reinsured business ceded was the Company's direct written business and was not previously assumed. This affiliate reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities for approximately $805 and will be recognized in income over the expected life of the underlying policies. The Company will continue to service and administer the policies as insurer of the reinsured block of business and will remain responsible for fulfilling its obligations to policyholders. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement.
On November 18, 2021, TLI received approval from the Connecticut Department of Insurance ("CTDOI") to contribute the Company to TR Re. On December 30, 2021, TLI contributed the Company to TR Re and TR Re subsequently became the Company's direct parent. TR Re was formed on June 28, 2021 and is an approved Class E insurer under the Bermuda Monetary Authority.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
In conjunction with the sale from The Hartford Financial Services Group ("The Hartford") in 2018, the Company entered into a five year transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services. In March 2019, the Company converted its existing transition services agreement for investment accounting services into an administrative service agreement, which expires in May 2023. The transition services agreement with The Hartford for the remaining services ended in 2020, as those services had fully transitioned to the Company.
COVID-19 Update
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy continues to affect companies across all industries. For the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31 2020 (Predecessor Company), the COVID-19 pandemic did have varying impacts on components of revenue, however, there was no material impact on the Company's results of operations attributable to the COVID-19 pandemic. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. The Company continues to operate in a fully remote work environment with minimal disruption to our operations. As further discussed in this document, the Company’s financial performance is dependent on financial market conditions and potential newly emergent trends in mortality and policyholder behavior as a result of the COVID-19 public health crisis. As such, the Company continues to be unable to quantify its impact on the financial results and operations in future periods.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits ("EGPs") used in the valuation and amortization of assets (including Value of Business Acquired ("VOBA") and liabilities associated with variable annuity, fixed indexed annuities and other universal life-type contracts, as well as any deferred reinsurance amounts; evaluation of credit losses on fixed maturities, available for sale ("AFS") and allowance for credit losses ("ACL") on mortgage loans; living benefits required to be fair valued; deferred gain or cost related to reinsurance transactions; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; evaluation of goodwill and other intangible assets for impairment; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company's business, results of operations and financial condition will depend on future developments that are highly uncertain.
Pushdown Accounting
The table below shows the main balance sheet line items impacted in pushdown accounting for the Sixth Street Acquisition, as of July 1, 2021:

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets	29,442
Separate account assets	112,857
Total assets	163,476

Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	161,593

Equity	1,883
Total liabilities and stockholder's equity	$163,476

The Successor Company's assets and liabilities are recognized based on Sixth Street's accounting basis, with an offset to additional paid-in capital. In addition, retained earnings and accumulated other comprehensive income ("AOCI") of the Predecessor Company are not carried forward, as a new basis of accounting has been established.
Goodwill
Goodwill represents the excess of the acquisition cost of an acquired business over the fair value of assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment at the entity or reporting unit level annually or when events or circumstances arise, such as adverse changes in the business climate, that would more likely than not reduce the fair value of the entity or a reporting unit below its carrying value. Our methodology for conducting this goodwill impairment testing contains both a qualitative and quantitative assessment.
The Company has the option to initially perform an assessment of qualitative factors in order to determine whether it is more likely than not that the fair value of the entity or a reporting unit is less than its carrying amount. The qualitative factors may include, but are not limited to, economic conditions, industry and market considerations, cost factors, overall financial performance of the entity or a reporting unit and other company and entity-level or reporting unit-specific events. If it is determined that it is more likely than not that the fair value of the entity or reporting unit is less than its carrying amount, we then perform the impairment evaluation using a more detailed quantitative assessment. If the carrying values of the entity or reporting units were to exceed their fair value under that quantitative assessment, the amount of the impairment would be calculated and goodwill would be adjusted accordingly. The Company could directly perform this quantitative assessment, bypassing the qualitative assessment and perform a quantitative impairment test.
For a discussion of goodwill from the Sixth Street Acquisition, see Note 7 - Goodwill and Other Intangible Assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed seven years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of indefinitely lived intangibles is less than the carrying value.
Investments
In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid-in capital at the acquisition date.
Value of Business Acquired/Additional Reserves
In conjunction with the acquisition of the Company, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the Sixth Street Acquisition. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including equity market returns, mortality, persistency, expenses, discount rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as an additional insurance liability in reserves for future policy benefits and other policyholder funds and benefits payable. The additional liability is amortized to income over the life of the underlying policies.
Adoption of New Accounting Standards
Financial Instruments - Credit Losses
On January 1, 2020, the Company adopted Accounting Standards Update ("ASU") 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, ("ASU 2016-13", or "CECL") together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an ACL is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.
The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11 million, after tax, primarily related to the Company's mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax assets	3
Net decrease to retained earnings	$(11)
Future Adoption of New Accounting Standards
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
The Financial Accounting Standards Board ("FASB") issued ASU 2021-08 Accounting for Contract Assets and Contract Liabilities from Contracts with Customers in October 2021, which requires acquiring entities to apply Topic 606, Revenue from Contracts with Customers upon recognizing and measuring contract assets and liabilities in a business combination. This update is intended to improve comparability after a business combination, by providing consistent recognition and measurement of revenue contracts with customers acquired and not acquired in a business combination. ASU 2021-08 is effective for annual periods beginning after December 15, 2022 and interim periods within those annual periods, with early adoption permitted. The amendments in this ASU should be applied prospectively. We expect to adopt the provisions of this ASU in the first quarter of 2023 and do not expect it to have a material impact on the Company.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 Targeted Improvements to the Accounting for Long-Duration Contracts ("ASU 2018-12") in August 2018, which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits ("LFPB"), by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact on the Company's operations and financial results. While it is not possible to reasonably estimate the expected impact of the new standard at this time due to the nature and extent of the required changes to a significant portion of the Company’s operations, we anticipate an increase to AOCI, upon adoption. This is due to the application and pushdown of purchase accounting associated with the Sixth Street Acquisition, which employed lower discount rates for the fair value calculations than the required discount rates to value the cash flows on the insurance liabilities under the new guidance. This standard represents a significant change from existing U.S. GAAP, however, it does not change the underlying economics of the business or its related cash flows. The Company has a transition date, the date of the Sixth Street Acquisition, and selected the modified retrospective transition method, with the potential exception of market risk benefits ("MRB"), which are required to be adopted on a retrospective basis. Additionally, the Company is reviewing the impact of its recent reinsurance transactions under the new standard.
As part of working toward implementation of the updated standard, the Company has made progress on key accounting policy decisions, including processes to identify insurance policy groupings for LFPB measurement, applicable discount rates, development of liability cash flow and claim expense assumptions, and VOBA amortization methodology. Long duration insurance contracts issued by the Company will be grouped into separate cohorts based on the product type and annual contract issue date.
Cash flow assumptions underlying insurance liabilities will be evaluated at least annually in the same fiscal quarter each year as to whether an update is needed. Under the new guidance, the Company will update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in net income. Cash flows are required to be discounted with an upper-medium grade (or low credit risk) fixed-income instrument yields, with the effect of discount rate changes on the liability recorded in OCI. The discount rate utilized is intended to reflect the duration characteristics of the corresponding insurance liabilities. The Company will obtain yield curves and spreads for a range of tenors to determine spot yields to discount the cash flows of the insurance liabilities as of each valuation date. This is a change from current U.S. GAAP which utilizes assumptions, including discount rates "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
The Company currently offers and assumes certain guarantees and product features on variable annuity and FIA products, which protect the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk.These MRB features are required to be measured at fair value with changes in fair value recorded in net income, with the exception of the changes in MRB liabilities attributable to a change in an entity's nonperformance risk, which is required to be recognized in OCI. For any assumed products, the portion of the change in MRBs attributable to changes in the reinsurer's nonperformance risk is recognized in income. The Company will maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the MRBs upon adoption.

VOBA and other balances are expected to be amortized on a constant-level basis over the expected remaining term of the related contracts. As annuities do not have a face amount, the constant level basis used is expected to be based on the number of policies in-force.
Additionally, ASU 2018-12 requires certain enhanced presentation and disclosures including disaggregated rollforwards for LFPB, policyholder account balances, MRBs, separate account liabilities, deferred acquisition costs, and information about significant inputs, judgments and methods used in the measurement.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and its principal products and services are comprised of variable annuities, fixed and payout annuities, FIAs and private-placement life insurance. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under U.S. GAAP in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds generally on a one-month lag. Accordingly, income for period of July 1, 2021 to December 31, 2021 (Successor Company) and the period of January 1, 2021 to June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company), respectively, may not include the full impact of current year changes in valuation of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both freestanding and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities, AFS and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020, the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost. The Company’s non-income producing investments were not material for the period of July 1, 2021 to December 31, 2021 (Successor Company), the period of January 1 to June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company), respectively.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivatives of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments, and has previously issued and assumed via reinsurance financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. In ceding risks, the Company uses yearly renewable term, coinsurance and modified coinsurance arrangements and variation thereof. Failure of reinsurers to honor their obligations could result in losses to the Company.
The Company's ceded affiliated reinsurance arrangements are on a modified coinsurance and a coinsurance with funds withheld basis. Under modified coinsurance arrangements, both the ceded reserves and the investment assets that support the reserves are retained by the Company and profit and loss with respect to the obligations and investment returns flow through periodic net settlements. Under coinsurance with funds withheld arrangements, ceded reserves are transferred to the reinsurer, however, investment assets that support the reserves are retained by the Company, and profit and loss with respect to only the investment returns flow through periodic net settlements. Both modified coinsurance and coinsurance with funds withheld arrangements require the Company to establish segregated accounts in which the assets supporting the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
ceded obligations are maintained. A funds withheld liability is established which represents the fair value of investment assets segregated under modified coinsurance or coinsurance with funds withheld reinsurance arrangements.
The funds withheld liability is comprised of a host contract and an embedded derivative. For ceded reinsurance agreements, the Company has an obligation to pay the total return on the assets supporting the funds withheld liability. Interest accrues at a risk-free rate on the host contract and is recorded as net investment income in the Consolidated Statements of Operations. The embedded derivative is similar to a total return swap on the income generated by the underlying assets held by the Company. The change in the embedded derivative is recorded in net realized capital gains (losses).
The Company also cedes to and assumes from other insurers on coinsurance arrangements. Under coinsurance arrangements, reserves and investment assets are transferred from the ceding insurer to the reinsurer. In certain arrangements, the reinsurer will hold the assets supporting the reserves in a trust for the benefit of the ceding insurer.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions. The deferred gain on or cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We generally have the right of offset on reinsurance contracts, but have elected to present balances due to and due from reinsurance counterparties on a gross basis on the financial statements.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Value of Business Acquired
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating VOBA include equity market returns, mortality, persistency, expenses, and discount rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over EGPs and it is reviewed for recoverability quarterly.
The Company also uses the present value of EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death benefits, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
In the third quarter of 2021, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
All assumption changes that affect the estimate of future EGPs including the update of current account values and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA, death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features. These features include guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, secondary guarantee benefits offered with universal life insurance contracts, as well as GLWB riders and guaranteed annuitization benefits offered by assumed FIA contracts. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GLWBs on FIA contracts allow guaranteed lifetime withdrawals even if account value is otherwise insufficient. Certain FIA contracts contain a second notional account value which provides additional annuitization benefits. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to assumed market rates of return and assumptions including volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Value of Business Acquired accounting policy section within this footnote.
The Company reinsures a majority of its in-force GMDB and GMWB and all of its universal life insurance secondary guarantees.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity, assumed FIA and other universal life-type contracts, investment contracts, assumed FIAs and the non-life contingent portion of variable annuity GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses and assumed reinsurance. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs and assumed FIAs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2021 (Successor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$258	$—	$258	$—
Collateralized loan obligations ("CLOs")	944	—	785	159
Commercial mortgage-backed securities ("CMBS")	2,335	—	2,059	276
Corporate	13,357	39	12,653	665
Foreign government/government agencies	362	—	362	—
Municipal	1,456	—	1,455	1
Residential mortgage-backed securities ("RMBS")	811	—	737	74
U.S. Treasuries	1,448	127	1,321	—
Total fixed maturities	20,971	166	19,630	1,175
Equity securities, at fair value	203	11	171	21
Derivative assets
Credit derivatives	2	—	2	—
Foreign exchange derivatives	7	—	7	—
Interest rate derivatives	18	—	15	3
Macro hedge program	16	—	(11)	27
Total derivative assets [1]	43	—	13	30
Short-term investments	1,254	744	435	75
Reinsurance recoverable for GMWB	(8)	—	—	(8)
Separate account assets [2]	110,021	69,089	40,449	79
Total assets accounted for at fair value on a recurring basis	$132,484	$70,010	$60,698	$1,372
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$—	$—	$(655)
GMWB embedded derivative	80	—	—	80
Total other policyholder funds and benefits payable	(575)	—	—	(575)
Derivative liabilities
Foreign exchange derivatives	2	—	2	—
Interest rate derivatives	(25)	—	(22)	(3)
Macro hedge program	(229)	—	(14)	(215)
Total derivative liabilities [3]	(252)	—	(34)	(218)
Modified coinsurance reinsurance contracts	15	—	15	—
Total liabilities accounted for at fair value on a recurring basis	$(812)	$—	$(19)	$(793)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2020 (Predecessor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$444	$—	$444	$—
CLOs	1,428	—	1,169	259
CMBS	1,215	—	1,161	54
Corporate	8,552	—	8,224	328
Foreign government/government agencies	266	—	266	—
Municipal	875	—	875	—
RMBS	769	—	615	154
U.S. Treasuries	1,326	117	1,209	—
Total fixed maturities	14,875	117	13,963	795
Equity securities, at fair value	65	11	22	32
Derivative assets
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	6	—	4	2
Macro hedge program	7	—	7	—
Total derivative assets [1]	12	—	10	2
Short-term investments	802	586	194	22
Reinsurance recoverable for GMWB	7	—	—	7
Separate account assets [2]	108,748	67,679	40,609	20
Total assets accounted for at fair value on a recurring basis	$124,509	$68,393	$54,798	$878

Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$21	$—	$—	$21
Total other policyholder funds and benefits payable	21	—	—	21
Derivative liabilities
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	(19)	—	(19)	—
Macro hedge program	(460)	—	(19)	(441)
Total derivative liabilities [3]	(480)	—	(39)	(441)
Modified coinsurance reinsurance contracts	(93)	—	(93)	—
Total liabilities accounted for at fair value on a recurring basis	$(552)	$—	$(132)	$(420)
[1]    Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]    Approximately $1.6 billion and $877 of investment sales receivables, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $404 and $441 of investments, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]    Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Fixed Maturities, Equity Securities, Short-term Investments and Freestanding Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s sector, financial strength, and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the significant inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of freestanding derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporates
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities and private bank loans:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2021 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$159	Discounted cash flows	Spread	234bps	258bps	257bps	Decrease
CMBS [3]	276	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	203bps	637bps	303bps	Decrease
Corporate [4]	623	Discounted cash flows	Spread	125bps	1,227bps	278bps	Decrease
RMBS [3]	65	Discounted cash flows	Spread [6]	39bps	229bps	90bps	Decrease
			Constant prepayment rate [6]	4%	16%	8%	Decrease [5]
			Constant default rate [6]	1%	4%	3%	Decrease
			Loss severity [6]	—%	100%	64%	Decrease
As of December 31, 2020 (Predecessor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$259	Discounted cash flows	Spread	249bps	305bps	304bps	Decrease
CMBS [3]	49	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	255bps	1,582bps	570bps	Decrease
Corporate [4]	269	Discounted cash flows	Spread	116bps	1,210bps	304bps	Decrease
RMBS [3]	154	Discounted cash flows	Spread [6]	7bps	592bps	119bps	Decrease
			Constant prepayment rate [6]	—%	10%	5%	Decrease [5]
			Constant default rate [6]	2%	6%	3%	Decrease
			Loss severity [6]	—%	100%	81%	Decrease
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]    Excludes securities for which the Company bases fair value on broker quotations.
[4]    Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[5]    Decrease for above market rate coupons and increase for below market rate coupons.
[6]    Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2021 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$3	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
Interest rate swaptions	(3)	Option model	Interest rate volatility	1%	1%	1%	Increase
Macro hedge program [3] [4]
Equity options	(195)	Option model	Equity volatility	17%	63%	28%	Increase
Interest rate swaption	7	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2020 (Predecessor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$2	Discounted cash flows	Swap curve beyond 30 years	1%	1%	1%	Decrease
Macro hedge program [3] [4]
Equity options	(471)	Option model	Equity volatility	—%	53%	31%	Increase
Customized swaps	21	Discounted cash flows	Equity volatility	16%	26%	19%	Increase
Interest rate swaption	9	Option model	Interest rate volatility	1%	1%	1%	Increase
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]    Excludes derivatives for which the Company bases fair value on broker quotations.
[4]    Includes activity previously reported as GMWB hedging instruments. For further discussion please refer to the section GMWB Derivatives, net in Note 4 - Derivatives of Notes to Consolidated Financial Statements.
GMWB and FIA Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.
FIA Embedded Derivative	The Company assumed through reinsurance FIA contracts that provide the policyholder with benefits that depend on the performance of market indices. Benefits in excess of contract guarantees represent an embedded derivative carried at fair value and reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Freestanding Customized Derivatives	The Company previously held freestanding customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of GMWB riders written on a direct basis. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives were reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements with unaffiliated reinsurers in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
Valuation Techniques
Fair values for FIA and GMWB embedded derivatives, freestanding customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, FIA embedded derivative, the freestanding customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Benefits; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Benefits
The Best Estimate Benefits are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB and FIA Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions
• Credit standing adjustment assumptions
• Option budgets

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded, Customized and Reinsurance Derivatives
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	48%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	11%	25%	21%	Increase
Credit standing adjustment [7]	0.03%	0.15%	0.09%	Decrease
As of December 31, 2020 (Predecessor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	55%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	16%	28%	21%	Increase
Credit standing adjustment [7]	0.18%	0.45%	0.34%	Decrease
Significant Unobservable Inputs for Level 3 FIA Embedded Derivative
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	16%	2%	Decrease
Lapse rates [4]	1%	34%	6%	Decrease
Option budgets [9]	1%	4%	2%	Increase
Credit standing adjustment [7]	0.01%	0.08%	0.05%	Decrease
[1]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]    Range represents assumed percentages of policyholders taking withdrawals.
[3]    Range represents assumed annual percentage of allowable amount withdrawn.
[4]    Range represents assumed annual percentages of policyholders electing a full surrender.
[5]    Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]    Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]    Range represents Company credit spreads, adjusted for market recoverability.
[8]    The impact may be an increase for some contracts, particularly those with out of the money guarantees.
[9]    Range represents assumed annual budget for index options.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 40% and 43% were subject to significant liquidation restrictions as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified within the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forwards may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of July 1, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2021
Assets
Fixed maturities, AFS
ABS	$8	$—	$—	$—	$—	$—	$—	$(8)	$—
CLOs	248	—	—	34	(64)	—	—	(59)	159
CMBS	143	—	(2)	136	(1)	—	—	—	276
Corporate	460	3	(2)	245	(30)	(11)	—	—	665
Municipal	—	—	—	—	—	—	1	—	1
RMBS	108	—	—	29	(29)	(19)	—	(15)	74
Total fixed maturities, AFS	967	3	(4)	444	(124)	(30)	1	(82)	1,175
Equity securities, at fair value	33	20	—	—	(32)	—	—	—	21
Freestanding derivatives
Interest rate	2	2	—	(4)	—	—	—	—	—
Total freestanding derivatives [5]	2	2	—	(4)	—	—	—	—	—
Reinsurance recoverable for GMWB	(6)	(8)	—	—	6	—	—	—	(8)
Separate accounts	15	—	—	71	—	(5)	4	(6)	79
Short-term investments	14	—	—	88	(27)	—	—	—	75
Total assets	$1,025	$17	$(4)	$599	$(177)	$(35)	$5	$(88)	$1,342
Liabilities
Freestanding derivatives
Macro hedge program	$(237)	$153	$—	$(1)	$(103)	$—	$—	$—	$(188)
Total freestanding derivatives [5]	(237)	153	—	(1)	(103)	—	—	—	(188)
Other policyholder funds and benefits payable
FIA embedded derivative	—	—	—	(655)	—	—	—	—	(655)
Guaranteed withdrawal benefits	77	29	—	—	(26)	—	—	—	80
Total other policyholder funds and benefits payable	77	29	—	(655)	(26)	—	—	—	(575)
Total liabilities	$(160)	$182	$—	$(656)	$(129)	$—	$—	$—	$(763)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the six months ended June 30, 2021 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of June 30, 2021
Assets
Fixed maturities, AFS
ABS	$—	$—	$—	$10	$—	$—	$—	$(2)	$8
CLOs	259	—	—	50	(36)	—	—	(25)	248
CMBS	54	—	2	90	—	—	2	(5)	143
Corporate	328	—	(6)	132	(23)	(9)	53	(15)	460
RMBS	154	—	1	5	(34)	(15)	—	(3)	108
Total fixed maturities, AFS	795	—	(3)	287	(93)	(24)	55	(50)	967
Equity securities, at fair value	32	—	—	1	—	—	—	—	33
Freestanding derivatives
Interest rate	2	—	—	—	—	—	—	—	2
Total freestanding derivatives [5]	2	—	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	7	(19)	—	—	6	—	—	—	(6)
Separate accounts	20	—	—	2	—	(4)	2	(5)	15
Short-term investments	22	—	—	2	(10)	—	—	—	14
Total assets	$878	$(19)	$(3)	$292	$(97)	$(28)	$57	$(55)	$1,025
Liabilities
Freestanding derivatives
Macro hedge program	$(441)	$385	$—	$12	$(193)	$—	$—	$—	$(237)
Total freestanding derivatives [5]	(441)	385	—	12	(193)	—	—	—	(237)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	21	82	—	—	(26)	—	—	—	77
Total other policyholder funds and benefits payable	21	82	—	—	(26)	—	—	—	77
Total liabilities	$(420)	$467	$—	$12	$(219)	$—	$—	$—	$(160)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2020
Assets
Fixed maturities, AFS
ABS	$13	$—	$(1)	$40	$—	$—	$—	$(52)	$—
CLOs	58	—	2	237	(28)	—	—	(10)	259
CMBS	37	—	(3)	18	—	—	2	—	54
Corporate	387	2	12	51	(40)	(24)	357	(417)	328
RMBS	247	—	—	57	(64)	(28)	—	(58)	154
Total fixed maturities, AFS	742	2	10	403	(132)	(52)	359	(537)	795
Equity securities, at fair value	33	—	—	1	—	(2)	—	—	32
Freestanding derivatives
Interest rate	(2)	4	—	—	—	—	—	—	2
GWMB hedging instruments	38	(38)	—	—	—	—	—	—	—
Total freestanding derivatives [5]	36	(34)	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	17	(21)	—	—	11	—	—	—	7
Separate accounts	23	—	—	12	—	(7)	—	(8)	20
Short-term investments	6	—	—	22	(6)	—	—	—	22
Total assets	$857	$(53)	$10	$438	$(127)	$(61)	$359	$(545)	$878
Liabilities
Freestanding derivatives
Macro hedge program	(113)	(456)	—	339	(211)	—	—	—	(441)
Total freestanding derivatives [5]	(113)	(456)	—	339	(211)	—	—	—	(441)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	5	67	—	—	(51)	—	—	—	21
Total other policyholder funds and benefits payable	5	67	—	—	(51)	—	—	—	21
Total liabilities	$(108)	$(389)	$—	$339	$(262)	$—	$—	$—	$(420)
[1]    The Company classifies realized and unrealized gains (losses) on FIA and GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]    Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]    All amounts are before income taxes and amortization.
[4]    Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]    Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.
[6]    Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Assets
Freestanding derivatives
Interest rate	$2	$(40)	$6
GMWB hedging instruments [3]			(16)
Total freestanding derivatives	2	(40)	(10)
Reinsurance recoverable for GMWB	(8)	(19)	(21)
Total assets	(6)	(59)	(31)
Liabilities
Freestanding derivatives
Macro hedge program [3]	(63)	(121)	(212)
Total freestanding derivatives	(63)	(121)	(212)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	29	82	67
Total other policyholder funds and benefits payable	29	82	67
Total liabilities	$(34)	$(39)	$(145)
[1]    All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]    Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
[3]    The dynamic hedge program, which included GMWB hedging instruments, was closed in the first half of 2020. Any risks previously covered by the dynamic hedging are now covered by the macro hedge program.

Changes in Unrealized Gains (Losses) Included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Assets
Fixed maturities, AFS
CLOs	$—	$—	$1
CMBS	(2)	3	(3)
Corporate	(2)	(4)	7
RMBS	—	1	(1)
Total fixed maturities, AFS	(4)	—	4
Total assets	$(4)	$—	$4
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on fixed maturities, AFS on the Consolidated Statements of Comprehensive Income (Loss).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Successor Company		Predecessor Company
		Carrying Amount [1]	Fair Value	Carrying Amount [1]	Fair Value
		December 31, 2021		December 31, 2020
Assets
Policy loans	Level 3	$1,484	$1,484	$1,452	$1,452
Mortgage loans [1]	Level 3	$2,131	$2,138	$2,092	$2,248
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$5,137	$4,792	$5,282	$5,261
Funds withheld liability	Level 3	$6,379	$6,379
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the carrying amount of mortgage loans was net of ACL of $12 and $17, respectively.
[2]    Excludes group accident and health and universal life insurance contracts, including Corporate Owned Life Insurance ("COLI").

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(Before tax)			2020	2019
Fixed maturities [1]	$174	$243	$518	$586
Equity securities	10	2	7	6
Mortgage loans	32	45	92	92
Policy loans	36	40	82	84
Limited partnerships and other alternative investments	259	216	130	161
Other [2]	1	1	13	19
Investment expense	(14)	(13)	(26)	(24)
Total net investment income	$498	$534	$816	$924
[1]    Includes net investment income on short-term investments.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business.

Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(Before tax)			2020	2019
Gross gains on sales	$14	$55	$166	$67
Gross losses on sales	(20)	(8)	(32)	(18)
Net realized gains (losses) on sales of equity securities	19	—	—	—
Change in net unrealized gains (losses) on equity securities [1]	(2)	—	1	2
Net credit losses on fixed maturities, AFS [2]	—	—	(1)
Change in ACL on mortgage loans [3]	—	6	(8)
Intent-to-sell impairments	—	—	(6)	—
Net other-than-temporary impairments ("OTTI") losses recognized in earnings				(4)
Results of variable annuity hedge program:
GMWB derivatives, net			82	53
Macro hedge program	(67)	(243)	(414)	(418)
Total results of variable annuity hedge program	(67)	(243)	(332)	(365)
Transactional foreign currency revaluation	—	—	3	(4)
Non-qualifying foreign currency derivatives	5	(2)	(7)	(4)
Modified coinsurance reinsurance derivative contracts	15	22	(50)	(55)
Other, net [4]	16	(72)	192	106
Net realized capital losses	$(20)	$(242)	$(74)	$(275)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2021, were $(3) for the period of July 1, 2021 to December 31, 2021 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of June 30, 2021, were $1 for the six months ended June 30, 2021 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020, were $4 for the year ended December 31, 2020 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 were $(2) for year ended December 31, 2019 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
[2]    Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[3]    Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[4] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $37 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $(54) for the six months ended June 30, 2021 (Predecessor Company), and $149 and $54 for the years ended December 31, 2020 and 2019, respectively (Predecessor Company).

Sales of AFS Securities
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Fixed maturities, AFS
Sale proceeds	$2,372	$1,007	$1,789	$2,541
Gross gains	14	55	165	67
Gross losses	(16)	(8)	(31)	(16)
Sales of fixed maturities, AFS in 2021 were primarily a result of tactical changes to the portfolio driven by changing market conditions, in addition to duration and liquidity management.
Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $178 and $114, respectively, and accrued interest receivable related to mortgage loans of $6 and $7, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the carrying value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.
Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS
The Company will record an "intent-to-sell impairment" as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.
When fixed maturities are in an unrealized loss position and the Company does not record an intent-to-sell impairment, the Company will record an ACL, through net realized capital gains and losses, for the portion of the unrealized loss due to a credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company's best estimate of the present value of expected future cash flows or the security's fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company's best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity is determined to be uncollectible.
Prior to January 1, 2020, the Company recorded an OTTI for those fixed maturities for which the Company did not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value was separated into the portion representing a credit OTTI, which was recorded in net realized capital losses, and the remaining non-credit amount, which was recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows became the new cost basis and accreted prospectively into net investment income over the estimated remaining life of the security. Amounts previously recognized in accumulated other comprehensive income as of the ASU 2016-13 guidance adoption date that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the asset's remaining life.
Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTVs"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Six Months Ended June 30, 2021 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$1	$1
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$1	$1

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance, end of period	$1	$1

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Cumulative Credit Impairments on Fixed Maturities, AFS (Predecessor Company)
For the Year Ended December 31, 2019
(Before tax)
Balance as of beginning of period	$(6)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6
Fixed maturities due to an increase in expected cash flows	—
Balance as of end of period	$(4)
[1]    These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.
Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company					Predecessor Company
	December 31, 2021					December 31, 2020
	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS	$260	$—	$—	$(2)	$258	$436	$—	$8	$—	$444
CLOs	945	—	—	(1)	944	1,425	—	7	(4)	1,428
CMBS	2,345	—	4	(14)	2,335	1,152	—	77	(11)	1,215
Corporate	13,380	—	50	(73)	13,357	7,240	(1)	1,296	(12)	8,552
Foreign government/government agencies	365	—	1	(4)	362	236	—	32	—	266
Municipal bonds	1,452	—	10	(6)	1,456	761	—	115	(1)	875
RMBS	818	—	—	(7)	811	745	—	26	(2)	769
U.S. Treasuries	1,421	—	28	(1)	1,448	1,142	—	192	(8)	1,326
Total fixed maturities, AFS	$20,986	$—	$93	$(108)	$20,971	$13,137	$(1)	$1,753	$(38)	$14,875
[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

Fixed Maturities, AFS by Contractual Maturity Year
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$341	$341	$238	$241
Over one year through five years	2,904	2,890	1,376	1,462
Over five years through ten years	5,248	5,241	1,808	2,052
Over ten years	8,125	8,151	5,957	7,264
Subtotal	16,618	16,623	9,379	11,019
Mortgage-backed and asset-backed securities	4,368	4,348	3,758	3,856
Total fixed maturities, AFS	$20,986	$20,971	$13,137	$14,875

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2021 (Successor Company) or 2020 (Predecessor Company). As of December 31, 2021 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Harbourvest Structured Solutions IV, the IBM Corporation, and the Wells Fargo & Company, which each comprised less than 1% of total invested assets. As of December 31, 2020 (Predecessor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, the Walt Disney Company, and the Wells Fargo & Company, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2021 (Successor Company), were financial services, U.S. Treasuries, and utilities which comprised approximately 9%, 8%, and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2020 (Predecessor Company) were financial services, utilities, and the CLO sector which comprised approximately 8%, 8%, and 7%, respectively, of total invested assets.
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2021
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$252	$(2)	$—	$—	$252	$(2)
CLOs	751	(1)	—	—	751	(1)
CMBS	961	(14)	—	—	961	(14)
Corporate	5,788	(73)	—	—	5,788	(73)
Foreign government/government agencies	173	(4)	—	—	173	(4)
Municipal	337	(6)	—	—	337	(6)
RMBS	537	(7)	—	—	537	(7)
U.S. Treasuries	217	(1)	—	—	217	(1)
Total fixed maturities, AFS in an unrealized loss position	$9,016	$(108)	$—	$—	$9,016	$(108)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Predecessor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign government/government agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)
As of December 31, 2021 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 1,680 instruments, primarily in the corporate sectors, most notably utilities, financial services, technology and communications, and energy, as well as CMBS which were depressed largely due to higher interest rates and/or wider credit spreads since the purchase date. As of December 31, 2021 (Successor Company), 100% of these fixed maturities were depressed less than 20%of cost or amortized cost. The gross unrealized losses increased $70 compared to December 31, 2020 (Predecessor Company) primarily attributable to higher interest rates, partially offset by tighter credit spreads. The increase was also partially offset by the application of pushdown accounting in connection with the Sixth Street Acquisition. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for more information regarding the sale of the Company.

There were no fixed maturities depressed for twelve months or more. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains (losses). Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans. The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
underlying collateral such as changes in projected property value estimates. As of December 31, 2021 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2021 (Successor Company) or 2020 (Predecessor Company). In addition, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

ACL on Mortgage Loans
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Beginning balance	$—	$17	$—	$5
Cumulative effect of accounting changes [1]			9
Cumulative effect of pushdown accounting	12
Adjusted beginning balance ACL [2]	12	17	9	5
Current period provision (release)	—	(6)	8	(5)
Ending balance	$12	$11	$17	$—
[1] Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further                 information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[2] Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.
The increase in the allowance for the period of July 1, 2021 to December 31, 2021 (Successor Company) was the result of pushdown accounting. The decrease in the allowance for the six months ended June 30, 2021 (Predecessor Company), is the result of improved economic scenarios, including improved GDP growth and unemployment, and higher property valuations as compared to the prior periods. We continue to monitor the impact on our mortgage loan portfolio from borrower behavior in response to the economic stress caused by the pandemic. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. During 2020 (Predecessor Company), the Company increased the estimate of the ACL in response to significant economic stress experienced as a result of the COVID-19 pandemic.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 51% as of December 31, 2021 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 61%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2021 (Successor Company)
	2021		2020		2019		2018		2017		2016 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	7	2.37x	18	2.62x	25	1.55x	43	1.00x	41	1.94x	37	1.23x	171	1.60x
Less than 65%	378	2.68x	160	2.43x	234	2.89x	270	2.00x	235	2.27x	695	2.54x	1,972	2.50x
Total mortgage loans	$385	2.68x	$178	2.45x	$259	2.76x	$313	1.86x	$276	2.22x	$732	2.47x	$2,143	2.42x
[1]    As of December 31, 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $12.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Predecessor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] As of December 31, 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans by Region
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
East North Central	$78	3.6%	$80	3.8%
East South Central	20	0.9%	19	0.9%
Middle Atlantic	152	7.1%	154	7.3%
Mountain	142	6.6%	78	3.7%
New England	87	4.1%	83	3.9%
Pacific	559	26.1%	562	26.7%
South Atlantic	627	29.3%	569	27.0%
West South Central	184	8.6%	213	10.1%
Other [2]	294	13.7%	351	16.6%
Total mortgage loans	$2,143	100%	$2,109	100%
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $12 and $17, respectively.
[2]    Primarily represents loans collateralized by multiple properties in various regions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans by Property Type
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
Commercial
Industrial	$711	33.2%	$602	28.6%
Lodging	—	—%	22	1.0%
Multifamily	590	27.5%	536	25.4%
Office	423	19.7%	481	22.8%
Retail	403	18.8%	418	19.8%
Single Family	16	0.8%	50	2.4%
Total mortgage loans	$2,143	100%	$2,109	100%
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $12 and $17, respectively.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company held no mortgage loans considered past due.
Purchased Financial Assets with Credit Deterioration
Purchased financial assets with credit deterioration ("PCD") are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) is limited to the total carrying value of $1.1 billion and $975, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2021(Successor Company) and 2020 (Predecessor Company), the Company had outstanding commitments totaling $419 and $461, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
In addition, the Company makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS, and RMBS and are reported in fixed maturities, AFS on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs, and, where applicable, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments in the Company's Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$663	$262
Gross amount of collateral pledged related to repurchase agreements [1]	$679	$267
Gross amount of recognized receivables for reverse repurchase agreements [2]	$44	$28
[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]    Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the fair value of securities on deposit was $26 and $28, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivatives of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $259 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $216 for the six months ended June 30, 2021 (Predecessor Company), $130 and $161 for the years ended December 31, 2020 and 2019 (Predecessor Company), respectively. Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2021 (Successor Company) is limited to the total carrying value of $1.1 billion. In addition, the Company has outstanding commitments totaling approximately $420, to fund limited partnership and other alternative investments as of December 31, 2021 (Successor Company).
The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2021, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $171.1 billion and $130.7 billion as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $30.8 billion and $24.3 billion as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $2.0 billion, $1.0 billion and $405 for the years ended December 31, 2021 (Successor Company), December 31, 2020 (Predecessor Company) and 2019 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $31.4 billion (Successor Company), $5.9 billion, and $10.2 billion for the years ended December 31, 2020 (Predecessor Company) and 2019 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2021 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as freestanding derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the notional amount of interest rate swaps in offsetting relationships was $506 and $1.3 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer the majority of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as freestanding derivatives with a notional amount equal to the GRB reinsured.
During 2020 (Predecessor Company), the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the GMWB riders written on a direct basis. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures and equity swaps, options and futures on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.
FIA Embedded Derivative
On December 30, 2021, the Company assumed through reinsurance, certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had approximately $775 and $843, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company
Hedge Designation/Derivative Type	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020
Cash flow hedges
Interest rate swaps	$100	$—	$—	$—	$—	$—	$—	$—
Foreign currency swaps	—	25	—	(2)	—	—	—	(2)
Total cash flow hedges	100	25	—	(2)	—	—	—	(2)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,074	3,419	(7)	(13)	19	28	(26)	(41)
Foreign exchange contracts
Foreign currency swaps and forwards	161	222	9	—	10	8	(1)	(8)
Credit contracts
Credit derivatives that purchase credit protection	—	40	—	—	—	—	—	—
Credit derivatives that assume credit risk	100	—	2	—	2	—	—	—
Equity contracts
Equity index swaps, options, and futures	—	2,000	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [1]	7,086	7,803	80	21	100	33	(20)	(12)
GMWB reinsurance contracts	1,555	1,688	(8)	7	—	7	(8)	—
Macro hedge program	22,991	24,188	(213)	(453)	145	268	(358)	(721)
Fixed indexed annuities
FIA product derivative [1]	5,485	—	(655)	—	—	—	(655)	—
Other
Modified coinsurance reinsurance contracts	775	843	15	(93)	15	—	—	(93)
Total non-qualifying strategies	41,227	40,203	(777)	(531)	291	344	(1,068)	(875)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$41,327	$40,228	$(777)	$(533)	$291	$344	$(1,068)	$(877)
Balance Sheet Location
Fixed maturities, available-for-sale	$56	$49	$—	$—	$—	$—	$—	$—
Other investments	8,163	5,791	43	12	91	13	(48)	(1)
Other liabilities	18,206	24,054	(252)	(480)	85	291	(337)	(771)
Reinsurance recoverables	2,331	2,531	7	(86)	15	7	(8)	(93)
Other policyholder funds and benefits payable	12,571	7,803	(575)	21	100	33	(675)	(12)
Total derivatives	$41,327	$40,228	$(777)	$(533)	$291	$344	$(1,068)	$(877)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
As of December 31, 2020 (Predecessor Company)
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Recognized in OCI
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Interest rate swaps	$—	$—	$—	$—
Foreign currency swaps	—	—	(2)	—
Total	$—	$—	$(2)	$—

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain (Loss) Reclassified from AOCI into Income
For the Period of July 1, 2021 to December 31, 2021
	Net Realized Capital Gain (Loss)	Net Investment Income
Interest rate swaps	—	—
Foreign currency swaps	—	—
Total	$—	$—
Total amounts presented on the Consolidated Statements of Operations	$(20)	$498

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Six Months Ended June 30, 2021		For the Years Ended December 31,
			2020		2019
	Net Realized Capital Gain (Loss)	Net Investment Income	Net Realized Capital Gain (Loss)	Net Investment Income	Net Realized Capital Gain (Loss)	Net Investment Income
Interest rate swaps	$—	$—	$—	$—	$—	$—
Foreign currency swaps	(1)	—	—	—	—	—
Total	(1)	—	—	—	—	—
Total amounts presented on the Consolidated Statements of Operations	$(242)	$534	$(74)	$816	$(275)	$924
As of December 31, 2021 (Successor Company), the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months was $1. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Variable annuity hedge program
GMWB product derivatives	$29	$82	$67	$134
GMWB reinsurance contracts	4	(24)	(27)	(13)
GMWB hedging instruments			42	(68)
Macro hedge program	(100)	(301)	(414)	(418)
Total variable annuity hedge program	(67)	(243)	(332)	(365)
Foreign exchange contracts
Foreign currency swaps and forwards	5	(2)	(4)	—
Fixed payout annuity hedge	—	—	—	(4)
Total foreign exchange contracts	5	(2)	(4)	(4)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	21	(76)	180	103
Credit contracts
Credit derivatives that purchase credit protection	—	—	19	—
Credit derivatives that assume credit risk	1	—	—	7
Equity contracts
Equity index swaps and options	—	—	—	(1)
Other
Modified coinsurance reinsurance contracts	15	22	(50)	(55)
Total other non-qualifying derivatives	37	(54)	149	54
Total [1]	$(25)	$(299)	$(187)	$(315)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

As of December 31, 2021 (Successor Company) [4]
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$100	$2	5 years	Corporate Credit	BBB+	$—	$—
Total	$100	$2				$—	$—
[1]    The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.
[4]    As of December 31, 2020 (Predecessor Company), the Company did not hold any credit derivatives that assume credit risk.
Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company pledged cash collateral with a fair value of $2 and $48, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $270 and $526, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company has pledged initial margin of cash related to OTC-cleared and exchange traded derivatives with a fair value of $4 and $7, respectively, which is recorded in other investments or other assets on the Company's Consolidated Balance Sheets. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $172 and $208, respectively, which are included within fixed maturities on the Company's Consolidated Balance Sheets.
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company accepted cash collateral associated with derivative instruments of $30 and $65, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) with a fair value of $5 and $0, respectively, which the Company has the right to sell or repledge. As of December 31, 2021 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance
The Company uses reinsurance as a risk mitigation strategy as well as a growth strategy. The Company assumes reinsurance from unaffiliated insurers in order to take on insurance risks not directly underwritten by the Company. The Company also cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Assumed Reinsurance
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into a reinsurance agreement with Allianz, whereby the Company assumed certain blocks of FIA on a coinsurance basis, including certain policies with living withdrawal benefits. The Company also acquired general account assets to support the assumed reserves. The Company paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements and recorded a deferred gain on the transaction of approximately $25. The following table presents the impact on the Consolidated Balance Sheets from the Company's assumed reinsurance:

As of December 31, 2021 (Successor Company)
Assets
Investments	$8,357
Cash	17
Other assets	75
Reinsurance recoverables	244
Total assets	$8,693
Liabilities
Reserve for future policy benefits	$616
Other policyholder funds and benefits payable	7,340
Other liabilities	27
Total liabilities	$7,983
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's assumed reinsurance.
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Reinsurance Recoverables, net
	Successor Company	Predecessor Company
	As of December 31, 2021	As of December 31, 2020
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,850	$18,807
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,718	7,579
TR Re	6,130	—
Other reinsurers	1,187	1,076
Gross reinsurance recoverables	35,885	27,462
Less: ACL	37	7
Reinsurance recoverables, net	$35,848	$27,455
As of December 31, 2021 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual"), Prudential Financial, Inc. ("Prudential") and TR Re of approximately $8.7 billion, $6.8 billion, $13.1 billion and $6.1 billion, respectively. As of December 31, 2020 (Predecessor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $7.6 billion, $7.0 billion and $11.8 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust. The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into an affiliated reinsurance agreement with TR Re, primarily on a modified coinsurance basis. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement and recorded a deferred gain of approximately $805. The following table presents the impact on the Consolidated Balance Sheets from the Company's affiliated reinsurance arrangement:

As of December 31, 2021 (Successor Company)
Assets
Reinsurance recoverables	$6,130
Total assets	6,130
Liabilities
Funds withheld liability	5,128
Other liabilities	818
Total liabilities	$5,946
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangements.
From December 31, 2021 (Successor Company) to December 31, 2020 (Predecessor Company), the ACL increased by $30 to $37. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Insurance Revenues
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Gross earned premium, fee income and other	$1,173	$1,210	$2,221	$2,375
Reinsurance assumed	69	64	125	115
Reinsurance ceded	(801)	(812)	(1,570)	(1,627)
Net earned premium, fee income and other	$441	$462	$776	$863
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $958 for the sixth months ended June 30, 2021 (Predecessor Company), and $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019, respectively (Predecessor Company). In addition, the Company has reinsured a majority of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Value of Business Acquired

Changes in the VOBA Balance
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Balance, beginning of period [1]	$565	$586	$696	$716
Amortization - VOBA	(17)	29	14	25
Amortization - unlock benefit (charge), pre-tax	(73)	14	(64)	—
Adjustments to unrealized gains on fixed maturities, AFS and other	4	26	(60)	(45)
Balance, end of period	$479	$655	$586	$696
[1]    The beginning balance as of July 1, 2021 differs from the ending balance as of June 30, 2021 due to the application of pushdown accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2022	$28
2023	$28
2024	$29
2025	$30
2026	$31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Goodwill and Other Intangible Assets

Goodwill
As of December 31, 2021 (Successor Company)
Carrying Value
Balance, beginning of period	$—
Acquisitions [1]	97
Accumulated impairments	—
Balance, end of period	$97
[1]    Related to the pushdown of purchase accounting related to the Sixth Street Acquisition on July 1, 2021. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
The goodwill from the Sixth Street Acquisition is attributable to the Company's expectation to leverage Sixth Street's capital management strategy for its life insurance business.

Other Intangible Assets
	Amortizing Intangible Assets [1]	Indefinite Lived Intangible Assets [2]	Total Other Intangible Assets
Predecessor Company
Gross carrying value, as of December 31, 2020	$29	$26	$55
Accumulated amortization through June 30, 2021	18	—	18
Net carrying value, as of June 30, 2021	$11	$26	$37
Weighted average expected life in years	5		5
Successor Company
Gross carrying value, as of July 1, 2021	$29	$26	$55
Additions [3]	30	—	30
Accumulated amortization through December 31, 2021	21	—	21
Net carrying value, as of December 31, 2021	$38	$26	$64
Weighted average expected life in years	7		7
[1]    Consists of internally developed software.
[2]    Consists of state insurance licenses.
[3]    Related to the election of pushdown accounting due to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
There have been no renewals or extensions since December 31, 2020 (Predecessor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2022	$6
2023	$6
2024	$6
2025	$6
2026	$6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of July 1, 2021	$346	$—	$4,394	$16,382	$21,122
Incurred [4]	38	604	240	253	1,135
Paid	(44)	—	(29)	(486)	(559)
Liability balance as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Reinsurance recoverable asset as of July 1, 2021	$184	$—	$4,394	$5,422	$10,000
Incurred [4]	152	—	240	4,845	5,237
Paid	(37)	—	(29)	(132)	(198)
Reinsurance recoverable asset as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Incurred [4]	54	217	179	450
Paid	(50)	(18)	(319)	(387)
Liability balance as of June 30, 2021	$464	$4,394	$13,830	$18,688
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
Incurred [4]	35	217	78	330
Paid	(41)	(18)	(137)	(196)
Reinsurance recoverable asset as of June 30, 2021	$248	$4,394	$4,631	$9,273

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Incurred [4]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803
Incurred [4]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    These liability balances include additional liabilities for expected annuitizations on two-tiered FIA's and all GLWB's, as part of the Allianz reinsurance agreement entered into on December 30, 2021.
[3]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[4]    Includes the portion of assessments established as additions to reserves, changes in estimates affecting the reserves and the amounts recoverable under modified coinsurance reinsurance agreements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2021 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,968	$1,351	$105	74
With 5% rollup [2]	952	62	9	75
With earnings protection benefit rider (“EPB”) [3]	3,284	620	42	75
With 5% rollup & EPB	452	99	11	76
Total MAV	17,656	2,132	167
Asset protection benefit (“APB”) [4]	8,395	41	15	73
Lifetime income benefit (“LIB”) – death benefit [5]	354	2	1	75
Reset (5-7 years) [6]	2,505	6	3	72
Return of premium (“ROP”) /other [7]	5,422	42	12	75
Variable annuity without GMDB [8]	2,985	—	—	73
Subtotal variable annuity [11]	$37,317	$2,223	$198	74
Less: general account value	2,715
Subtotal separate account liabilities with GMDB	34,602
Separate account liabilities - other	76,990
Total separate account liabilities	$111,592
[1]    MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]    Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]    EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]    APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]    LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]    Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]    ROP GMDB is the greater of current AV and net premiums paid.
[8]    Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]    AV includes the contract holder’s investment in the separate account and the general account.
[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $4.8 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company	Predecessor Company
Asset Type	December 31, 2021	December 31, 2020
Equity securities (including mutual funds)	$33,240	$32,011
Cash and cash equivalents [1]	1,362	1,765
Total [2]	$34,602	$33,776
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $3.0 billion and $2.6 billion of account value as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), approximately 17% and 18%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% and 82%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to approximately $731 in qualifying assets to secure FHLBB advances for 2022. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2021, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

Provision for Income Taxes
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
Income Tax Expense (Benefit)			2020	2019
Current - U.S. Federal	$(86)	$—	$10	$(8)
Deferred - U.S. Federal	137	30	56	52
Total income tax expense	$51	$30	$66	$44
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$110	$79
VOBA and reserves	716	567
Net operating loss carryover	25	102
Employee benefits	7	7
Foreign tax credit carryover	16	18
Net unrealized loss on investments	4	—
Deferred reinsurance gain	187	198
Other	—	12
Total deferred tax assets	1,065	983
Deferred Tax Liabilities
Investment related items	(449)	(145)
Net unrealized gains on investments	—	(360)
Other	(13)	—
Total deferred tax liabilities	(462)	(505)
Net deferred tax asset	$603	$478
The statute of limitations is closed through the 2017 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ended December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no reserves for uncertain tax positions. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that had a reasonable possibility of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the period July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company). The Company had no interest payable as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)

planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $117 and $484, respectively. The totals include U.S. losses that were generated prior to 2017 of $0 and $121, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $117 and $363, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year. The loss carryforwards are also subject to Internal Revenue Code Section 382, which may limit the amount that can be utilized in any carryforward year.
Given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $16 and $18 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows.

Income Tax Rate Reconciliation
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Tax provision at U.S. Federal statutory rate	$70	$45	$98	$86
Dividends received deduction ("DRD")	(16)	(14)	(28)	(34)
Foreign related investments	(2)	(1)	(4)	(7)
Other	(1)	—	—	(1)
Provision for income taxes	$51	$30	$66	$44
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid for operating leases were $1 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $1 for six months ended June 30, 2021 (Predecessor Company) and $2 and $2 for the years ended December 31, 2020 and 2019 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2022	$1
2023	1
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease payments	$2
Unfunded Commitments
As of December 31, 2021 (Successor Company), the Company had outstanding commitments totaling $705, of which $420 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $45 of the outstanding commitments are primarily related to various funding obligations associated with private debt. The remaining outstanding commitments of $240 are related to mortgage loans. Of the $705 in total outstanding commitments, $155 are related to mortgage loan commitments, which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-Related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the liability balance was $4 and $7, respectively. As of December 31, 2021 (Successor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

and 2020 (Predecessor Company) amounts related to premium tax offsets of $1 and $2, respectively, were included in other assets on the Consolidated Balance Sheets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position as of December 31, 2021 (Successor Company) was $252. Of this $252, the legal entities have posted collateral of $271 in the normal course of business. In addition, the Company did not post any collateral associated with a customized GMWB derivative. This could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that is posted, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

Parent Company Transactions
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no direct employees as it is managed by TLI, the Company's indirect parent, pursuant to an Intercompany Services and Cost Allocation Agreement ("the reimbursement agreement") between the Company, TLI and other Company affiliates. Effective July 1, 2021 the expense reimbursement agreement was modified to reflect a cost-plus reimbursement model. The impact of this revision was not material to the Company.
On October 1, 2021, TLI, acquired Lombard International Administration Services Company, LLC ("LIAS") and LIAS Administration Fee Issuer, LLC ("LAFI") for the purpose of providing insurance administration services and support for banks, corporations, and insurance companies. LIAS currently services approximately $42 billion of the Company's separate account assets under administration within the COLI and BOLI markets. Subsequent to the acquisition, the Company paid approximately $14 of fees to LIAS and received approximately $1 in expense reimbursements from LIAS.
For information related to affiliated reinsurance arrangements with the Company's parent company TR Re, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 5 - Reinsurance of Notes to Consolidated Financial Statements.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results
The Company and its domestic insurance subsidiaries prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Combined statutory net income (loss)	$(426)	$(2)	$245	$488

Statutory Capital
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
Statutory capital [1]	$2,153	$3,142
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $29 and $51 as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries. Statutory accounting principles require that ceding commissions paid on reinsurance transactions be expensed in the period incurred, affecting statutory net loss, where GAAP allows for the deferral of these amounts. In addition, as noted in Note 1 - Basis of Presentation and Significant Accounting Policies, the Company paid a $500 dividend associated with the Sixth Street transaction. Both items affected statutory capital.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio." The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.
Dividends
As a condition to the Sixth Street Acquisition, the CTDOI requires any dividends from the Company, for a two-year period following the acquisition, be approved by the state insurance commissioner. Subsequent to this approval condition, dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)
company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
On June 28, 2021 (Predecessor Company), TL paid a $500 dividend to its then parent, TLI.
Absent the restrictions noted above, the Company would be permitted to pay up to a maximum of $215 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $395 in dividends as determined by the above mentioned insurance regulations.
On September 18, 2020 (Predecessor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $319 dividend to its parent TLI.
On September 16, 2019 (Predecessor Company), TL received a $250 dividend from its subsidiary, TLA. On the same date, TL subsequently declared and paid a $700 dividend to its parent, TLI.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—	$—
OCI before reclassifications	(12)	—	—	—	(12)
Amounts reclassified from AOCI	2	—	—	—	2
OCI, net of tax	(10)	—	—	—	(10)
Ending balance	$(10)	$—	$—	$—	$(10)

Changes in AOCI, Net of Tax for the Six Months Ended June 30, 2021 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,282	$—	$(1)	$—	$1,281
OCI before reclassifications	(238)	—	—	—	(238)
Amounts reclassified from AOCI	(37)	—	1	—	(36)
OCI, net of tax	(275)	—	1	—	(274)
Ending balance	$1,007	$—	$—	$—	$1,007

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$717	$—	$—	$—	$717
OCI before reclassifications	665	(1)	(1)	—	663
Amounts reclassified from AOCI	(100)	1	—	—	(99)
OCI, net of tax	565	—	(1)	—	564
Ending balance	$1,282	$—	$(1)	$—	$1,281

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Reclassification from AOCI
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,		Affected Line Item on the Consolidated Statements of Operations
			2020	2019
Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$(2)	$47	$127	$47	Net realized capital losses
	(2)	47	127	47	Income before income taxes
	—	10	27	10	Income tax expense
	$(2)	$37	$100	$37	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$—	$—	$(1)		Net realized capital losses
	—	—	(1)		Income before income taxes
	—	—	—		Income tax expense
	$—	$—	$(1)		Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital losses
Interest rate swaps	—	—	—	—	Net investment income
Foreign currency swaps	—	(1)	—	—	Net realized capital losses
	—	(1)	—	—	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$(1)	$—	$—	Net income
Total amounts reclassified from AOCI	$(2)	$36	$99	$37	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Revenue from Contracts with Customers
The Company follows the FASB’s updated guidance for recognizing revenue from contracts with customers which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services.

Revenues from Contracts with Customers
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Administration and distribution services fees	$45	$44	$80	$84
The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
16. Subsequent Event
The Company has evaluated subsequent events through April 1, 2022, the date the consolidated financial statements were issued. There have been no events occurring subsequent to December 31, 2021, which have a material effect on the consolidated financial condition of the Company.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company

Opinion on the Financial Statement Schedules

We have audited the consolidated financial statements of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company), and have issued our report thereon dated April 1, 2022 (which report expresses an unqualified opinion and includes an emphasis of matter paragraph concerning the Company’s election to pushdown purchase accounting in 2021). Our audits also included the financial statement schedules I, IV, and V. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 1, 2022

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	Successor Company
	As of December 31, 2021
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,643	$1,669	$1,887
States, municipalities and political subdivisions	1,452	1,456	1,456
Foreign governments	365	362	362
Public utilities	1,718	1,707	1,707
All other corporate bonds	11,662	11,650	11,650
All other mortgage-backed and asset-backed securities	4,146	4,127	3,909
Total fixed maturities, available-for-sale	20,986	20,971	20,971
Fixed maturities, at fair value using fair value option	—	—	—
Total fixed maturities	20,986	20,971	20,971
Equity Securities
Common stocks
Industrial, miscellaneous and all other	25	25	25
Non-redeemable preferred stocks	178	178	178
Total equity securities, at fair value	203	203	203
Mortgage loans [1]	2,143	2,138	2,131
Policy loans	1,484	1,484	1,484
Futures, options and miscellaneous	195	15	15
Real estate acquired in satisfaction of debt	11	11	11
Short-term investments	1,254	1,254	1,254
Investments in partnerships and trusts	1,147		1,147
Total investments	$27,423		$27,216
[1] Cost of mortgage loans excludes the allowance for credit losses ("ACL") of $12. For further information, refer to Schedule V - Valuation and Qualifying Accounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,170	$798	$69	$441	16%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,173	$801	$69	$441	16%
For the Six Months Ended June 30, 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%
For the Year Ended December 31, 2020 (Predecessor Company)
Life insurance in-force	$239,801	$174,372	$173	$65,602	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,550	$125	$776	16%
Accident health insurance	20	20	—	—	—%
Total insurance revenues	$2,221	$1,570	$125	$776	16%
For the Year Ended December 31, 2019 (Predecessor Company)
Life insurance in-force	$249,728	$181,779	$378	$68,327	1%
Insurance Revenues
Life insurance and annuities	$2,350	$1,602	$115	$863	13%
Accident health insurance	25	25	—	—	—%
Total insurance revenues	$2,375	$1,627	$115	$863	13%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Successor Company
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$—	$—	$—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	3	—	37
Predecessor Company
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	1	—	—	1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7
2020	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	1	—	1
ACL on mortgage loans	9	8	—	17
ACL on reinsurance recoverables	5	2	—	7
2019	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Valuation allowance on mortgage loans	$5	$—	$(5)	$—